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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-09885

                                   Janus Adviser Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


         Kelley Abbott Howes, 151 Detroit Street, Denver, Colorado 80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 7/31


Date of reporting period: 4/30/06


Item 1. Schedule of Investments.
--------------------------------

Janus Adviser Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 64.4%
Advertising Sales - 0.7%
            73,890    Lamar Advertising Co.*                                                                              $4,063,211
Aerospace and Defense - 1.1%
            83,390    Lockheed Martin Corp.                                                                                6,329,301
Agricultural Chemicals - 2.1%
            52,577    Syngenta A.G.*                                                                                       7,334,157
           159,250    Syngenta A.G. (ADR)*,#                                                                               4,423,965
                                                                                                                          11,758,122
Automotive - Cars and Light Trucks - 0.5%
            54,814    BMW A.G.**                                                                                           2,983,983
Beverages - Non-Alcoholic - 1.2%
           114,735    PepsiCo, Inc.                                                                                        6,682,166
Building - Residential and Commercial - 0.5%
            79,670    Pulte Homes, Inc.                                                                                    2,975,675
Casino Hotels - 1.1%
            79,225    Harrah's Entertainment, Inc.                                                                         6,467,929
Computers - 0.9%
            64,240    Research In Motion, Ltd. (U.S. Shares)*                                                              4,922,711
Computers - Memory Devices - 0.8%
           318,530    EMC Corp.*                                                                                           4,303,340
Cosmetics and Toiletries - 1.7%
           165,155    Procter & Gamble Co.                                                                                 9,613,673
Dental Supplies and Equipment - 0.3%
            49,565    Patterson Companies, Inc.*,#                                                                         1,614,828
Diversified Operations - 4.4%
           445,591    General Electric Co.                                                                                15,412,992
           113,055    Honeywell International, Inc.                                                                        4,804,837
           777,000    Melco International Development, Ltd.                                                                1,748,759
           147,210    Tyco International, Ltd. (U.S. Shares)                                                               3,878,984
                                                                                                                          25,845,572
E-Commerce/Services - 1.2%
           234,482    IAC/InterActiveCorp*                                                                                 6,769,495
Electronic Components - Semiconductors - 3.8%
            99,115    Advanced Micro Devices, Inc.*                                                                        3,206,370
            11,466    Samsung Electronics Company, Ltd.**                                                                  7,828,779
           306,743    Texas Instruments, Inc.                                                                             10,647,049
                                                                                                                          21,682,198
Enterprise Software/Services - 0.8%
           299,930    Oracle Corp.*                                                                                        4,375,979
Finance - Credit Card - 1.1%
           119,060    American Express Co.                                                                                 6,406,619
Finance - Investment Bankers/Brokers - 6.4%
           320,495    JP Morgan Chase & Co.                                                                               14,544,063
           255,380    Merrill Lynch & Company, Inc.                                                                       19,475,278
            24,790    UBS A.G. (ADR)                                                                                       2,896,712
                                                                                                                          36,916,053
Finance - Mortgage Loan Banker - 1.0%
           108,755    Fannie Mae                                                                                           5,503,003
Hotels and Motels - 2.3%
           123,430    Marriott International, Inc. - Class A                                                               9,019,030
            70,570    Starwood Hotels & Resorts Worldwide, Inc.                                                            4,049,307
                                                                                                                          13,068,337
Medical - Biomedical and Genetic - 2.0%
           264,825    Celgene Corp.*                                                                                      11,165,022
Medical - Drugs - 4.4%
            45,370    Eli Lilly and Co.                                                                                    2,400,980
            28,475    Forest Laboratories, Inc.*,#                                                                         1,149,821
           103,345    Roche Holding A.G.                                                                                  15,890,898
            64,457    Sanofi-Aventis**                                                                                     6,078,624
                                                                                                                          25,520,323
Medical - HMO - 2.0%
           238,760    Aetna, Inc.                                                                                          9,192,260
            43,060    UnitedHealth Group, Inc.                                                                             2,141,804
                                                                                                                          11,334,064
Medical Instruments - 0.4%
            99,130    Boston Scientific Corp.*                                                                             2,303,781
Medical Products - 0.8%
            73,665    Johnson & Johnson                                                                                    4,317,506
Networking Products - 0.4%
           118,600    Cisco Systems, Inc.*                                                                                 2,484,670
Oil Companies - Exploration and Production - 1.2%
           138,605    EnCana Corp. (U.S. Shares)                                                                           6,937,180
Oil Companies - Integrated - 5.9%
           108,030    BP PLC (ADR)**                                                                                       7,963,972
           281,050    Exxon Mobil Corp.                                                                                   17,728,633
            99,557    Suncor Energy, Inc.                                                                                  8,525,189
                                                                                                                          34,217,794
Optical Supplies - 0.4%
            24,095    Alcon, Inc. (U.S. Shares)                                                                            2,450,702
Pharmacy Services - 0.8%
            94,415    Caremark Rx, Inc.                                                                                    4,300,603
REIT - Hotels - 0.2%
            43,202    Host Marriott Corp.                                                                                    908,106
Retail - Building Products - 0.9%
           128,255    Home Depot, Inc.                                                                                     5,121,222
Retail - Regional Department Stores - 1.6%
           117,255    Federated Department Stores, Inc.                                                                    9,128,302
Semiconductor Components/Integrated Circuits - 0.2%
            38,543    Linear Technology Corp.#                                                                             1,368,277
Soap and Cleaning Preparations - 1.2%
           193,670    Reckitt Benckiser PLC**                                                                              7,059,819
Super-Regional Banks - 0.9%
            98,210    Bank of America Corp.                                                                                4,902,643
Telecommunication Equipment - Fiber Optics - 1.0%
           215,630    Corning, Inc.*                                                                                       5,957,857
Therapeutics - 0.8%
            79,010    Gilead Sciences, Inc.*                                                                               4,543,075
Tobacco - 0.4%
            29,550    Altria Group, Inc.                                                                                   2,161,878
Transportation - Railroad - 2.9%
           240,689    Canadian National Railway Co. (U.S. Shares)                                                         10,809,343
            61,035    Union Pacific Corp.                                                                                  5,567,002
                                                                                                                          16,376,345
Transportation - Services - 0.5%
            24,335    FedEx Corp.                                                                                          2,801,689
Web Portals/Internet Service Providers - 2.3%
            12,170    Google, Inc. - Class A*                                                                              5,086,330
           247,195    Yahoo!, Inc.*                                                                                        8,103,052
                                                                                                                          13,189,382
Wireless Equipment - 1.3%
           334,020    Motorola, Inc.                                                                                       7,131,327
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $268,767,707)                                                                                   367,963,762
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 10.0%
Aerospace and Defense - 0.1%
   $       725,000    Lockheed Martin Corp., 7.65%, company guaranteed notes, due 5/1/16                                     819,160
Audio and Video Products - 0.3%
         1,495,000    Harman International Industries, Inc., 7.125%, senior notes, due 2/15/07                             1,504,848
Automotive - Cars and Light Trucks - 0.1%
           645,000    General Motors Nova Financial Corp., 6.85%, company guaranteed notes, due
                      10/15/08                                                                                               541,800
Automotive - Truck Parts and Equipment - Original - 0.1%
           602,310    Lear Corp., 0%, bank loan, due 4/25/12p                                                                603,063
Beverages - Non-Alcoholic - 0.1%
           750,000    Pepsi Bottling Holdings, Inc., 5.625%, company guaranteed notes, due 2/17/09 (144A)                    755,540
Brewery - 0.6%
         2,175,000    Miller Brewing Co., 4.25%, notes, due 8/15/08 (144A)**                                               2,119,336
         1,105,000    Miller Brewing Co., 5.50%, notes, due 8/15/13 (144A)                                                 1,080,052
                                                                                                                           3,199,388
Cable Television - 0.2%
           357,969    CSC Holdings, Inc., 6.74%, bank loan, due 3/30/13p                                                     359,211
           536,953    CSC Holdings, Inc., 6.67%, bank loan, due 3/30/13p                                                     538,817
           357,969    CSC Holdings, Inc., 6.58%, bank loan, due 3/30/13p                                                     359,211
                                                                                                                           1,257,239
Casino Hotels - 0.3%
         1,840,000    Mandalay Resort Group, 6.50%, senior notes, due 7/31/09                                              1,828,500
Cellular Telecommunications - 0.3%
         1,830,000    Nextel Communications, Inc., 6.875%, senior notes, due 10/31/13                                      1,878,286
Commercial Banks - 0.2%
         1,195,000    US Bank, 5.70%, subordinated notes, due 12/15/08                                                     1,205,509
Consumer Products - Miscellaneous - 0.2%
           405,000    Fortune Brands, Inc., 4.875%, notes, due 12/1/13                                                       377,851
           800,000    Fortune Brands, Inc., 5.375%, notes, due 1/15/16                                                       757,360
                                                                                                                           1,135,211
Containers - Metal and Glass - 0.7%
         2,320,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due
                      2/15/09                                                                                              2,412,800
         1,800,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                               1,809,000
                                                                                                                           4,221,800
Dialysis Centers - 0.3%
           948,187    Fresenius Medical Care AG & Co., 6.4031%, bank loan, due 3/31/11p                                      947,788
           221,244    Fresenius Medical Care AG & Co., 6.3544%, bank loan, due 3/31/11p                                      221,151
           410,881    Fresenius Medical Care AG & Co., 6.3544%, bank loan, due 3/31/11p                                      410,709
                                                                                                                           1,579,648
Diversified Financial Services - 0.2%
           970,000    General Electric Capital Corp., 6.75%, notes, due 3/15/32                                            1,047,432
Diversified Operations - Commercial Services - 0.1%
           802,857    Avis Rent A Car Systems, Inc., 0%, bank loan, due 4/1/13p                                              802,568
Electric - Integrated - 0.9%
           570,000    CMS Energy Corp., 7.50%, senior notes, due 1/15/09                                                     583,538
         2,055,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                    1,976,532
           215,000    Pacific Gas and Electric Co., 3.60%, unsecured notes, due 3/1/09                                       204,645
           745,000    Pacific Gas and Electric Co., 4.20%, unsecured notes, due 3/1/11                                       701,901
         1,190,000    TXU Corp., 5.55%, senior notes, due 11/15/14                                                         1,105,834
           410,000    TXU Corp., 6.55%, notes, due 11/15/34                                                                  368,146
                                                                                                                           4,940,596
Electronic Components - Semiconductors - 0.4%
           530,000    Advanced Micro Devices, Inc., 7.75%, senior notes, due 11/1/12                                         555,175
         1,415,000    Freescale Semiconductor, Inc., 7.35%, senior notes, due 7/15/09p                                     1,446,838
                                                                                                                           2,002,013
Electronic Parts Distributors - 0.2%
         1,305,000    Avnet, Inc., 6.00%, notes, due 9/1/15                                                                1,243,982
Finance - Auto Loans - 0.6%
         1,720,000    Ford Motor Credit Co., 0%, notes, due 4/15/12p                                                       1,721,904
           580,000    General Motors Acceptance Corp., 6.15%, bonds, due 4/5/07                                              569,204
           905,000    General Motors Acceptance Corp., 4.375%, notes, due 12/10/07                                           851,276
                                                                                                                           3,142,384
Finance - Consumer Loans - 0.3%
         2,010,000    Household Finance Corp., 4.75%, notes, due 5/15/09                                                   1,970,528
Finance - Investment Bankers/Brokers - 0.9%
         2,434,000    Citigroup, Inc., 5.00%, subordinated notes, due 9/15/14                                              2,305,261
           965,000    Credit Suisse First Boston USA, Inc., 3.875%, notes, due 1/15/09                                       929,227
         1,980,000    JP Morgan Chase & Co., 3.80%, notes, due 10/2/09                                                     1,878,972
                                                                                                                           5,113,460
Food - Diversified - 0.3%
         1,820,000    Kellogg Co., 2.875%, senior notes, due 6/1/08                                                        1,729,118
Gas - Distribution - 0.1%
           430,000    Colorado Interstate Gas Co., 6.80%, senior notes, due 11/15/15 (144A)                                  430,313
Medical - HMO - 0.1%
           596,000    UnitedHealth Group, Inc., 5.20%, senior unsecured notes, due 1/17/07                                   595,475
Non-Hazardous Waste Disposal - 0.1%
           130,861    Allied Waste North America, Inc., 0%, bank loan, due 4/1/13p                                           131,271
           369,840    Allied Waste North America, Inc., 0%, bank loan, due 4/1/13p                                           370,831
                                                                                                                             502,102
Pipelines - 0.7%
           355,000    El Paso Corp., 7.625%, notes, due 9/1/08 (144A)ss.                                                     361,213
         3,435,000    El Paso Corp., 7.00%, senior notes, due 5/15/11                                                      3,426,412
           195,000    El Paso Corp., 7.42%, notes, due 2/15/37 (144A)ss.                                                     184,031
                                                                                                                           3,971,656
Retail - Major Department Stores - 0.2%
         1,030,000    May Department Stores Co., 4.80%, notes, due 7/15/09                                                 1,008,141
Retail - Regional Department Stores - 0.1%
           450,949    Neiman Marcus Group, Inc., 7.34%, bank loan, due 3/13/13p                                              456,749
Special Purpose Entity - 0.4%
         2,015,000    Resona Preferred Securities, Ltd., 7.191%, bonds, due 12/29/49 (144A) p                              2,071,605
Telecommunication Services - 0.3%
         1,800,000    Verizon Global Funding Corp., 4.00%, senior unsecured notes, due 1/15/08                             1,759,187
Telephone - Integrated - 0.2%
         1,200,000    Sprint Capital Corp., 8.375%, notes, due 3/15/12                                                     1,349,207
Textile-Home Furnishings - 0.1%
           545,000    Mohawk Industries, Inc., 6.125%, senior unsecured notes, due 1/15/16                                   535,387
Transportation - Railroad - 0.3%
           255,000    BNSF Funding Trust I, 6.613%, company guaranteed notes, due 12/15/55p                                  245,051
           515,000    Canadian National Railway Co., 4.25%, notes, due 8/1/09                                                497,715
           860,000    Canadian National Railway Co., 6.25%, bonds, due 8/1/34                                                877,758
                                                                                                                           1,620,524
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $57,616,655)                                                                                  56,822,419
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 0.6%
U.S. Government Agency - 0.6%
         3,367,993    Federal Home Loan Bank System, 5.27%, due 12/28/12 (cost $3,386,583)                                 3,326,814
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.8%
                      Fannie Mae:
         2,335,000     5.00%, due 1/15/07                                                                                  2,331,241
         1,795,000     3.25%, due 11/15/07                                                                                 1,744,948
           585,000     2.50%, due 6/15/08                                                                                    554,356
         1,000,000     5.25%, due 1/15/09                                                                                  1,002,415
           465,000     6.375%, due 6/15/09                                                                                   481,095
         1,481,000     5.375%, due 11/15/11                                                                                1,486,164
                      Freddie Mac:
         1,160,000     5.75%, due 4/15/08                                                                                  1,173,143
           520,000     5.75%, due 3/15/09                                                                                    528,057
           650,000     7.00%, due 3/15/10                                                                                    690,086
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $10,288,378)                                                                          9,991,505
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 20.4%
         1,110,000    3.50%, due 11/15/06                                                                                  1,101,329
         3,475,000    3.00%, due 12/31/06                                                                                  3,430,068
        11,295,000    3.625%, due 4/30/07                                                                                 11,151,168
         2,030,000    3.875%, due 7/31/07                                                                                  2,004,467
           430,000    4.00%, due 9/30/07                                                                                     424,726
         2,435,083    3.625%, due 1/15/08 CC,#                                                                             2,508,800
         4,165,000    3.375%, due 2/15/08                                                                                  4,057,947
         1,745,000    5.625%, due 5/15/08                                                                                  1,769,880
         2,565,000    3.75%, due 5/15/08                                                                                   2,509,693
         6,070,000    4.375%, due 11/15/08                                                                                 5,996,735
         1,485,000    4.50%, due 2/15/09                                                                                   1,470,382
         4,460,000    3.125%, due 4/15/09#                                                                                 4,246,580
         4,315,000    6.00%, due 8/15/09                                                                                   4,458,944
         6,365,000    4.00%, due 4/15/10                                                                                   6,159,627
         1,350,000    3.625%, due 6/15/10                                                                                  1,286,403
         1,870,000    3.875%, due 7/15/10                                                                                  1,797,975
         1,120,000    5.75%, due 8/15/10                                                                                   1,156,487
           720,000    4.125%, due 8/15/10                                                                                    698,344
           885,000    4.25%, due 10/15/10                                                                                    861,596
         5,790,000    4.50%, due 11/15/10                                                                                  5,693,423
         1,030,000    4.375%, due 12/15/10                                                                                 1,006,946
         5,485,000    4.50%, due 2/28/11                                                                                   5,384,729
        10,360,000    4.75%, due 3/31/11                                                                                  10,278,249
         4,685,000    5.00%, due 8/15/11                                                                                   4,703,300
         2,890,000    4.25%, due 8/15/14                                                                                   2,736,920
         5,567,012    1.875%, due 7/15/15CC                                                                                5,344,548
         4,755,000    4.25%, due 8/15/15                                                                                   4,470,998
         4,135,000    4.50%, due 2/15/16#                                                                                  3,954,739
         2,739,000    7.25%, due 5/15/16                                                                                   3,192,220
         2,864,000    7.875%, due 2/15/21                                                                                  3,618,037
         2,699,000    7.25%, due 8/15/22                                                                                   3,266,632
         3,256,000    6.00%, due 2/15/26                                                                                   3,526,909
         1,325,000    5.375%, due 2/15/31                                                                                  1,344,875
           495,000    4.50%, due 2/15/36                                                                                     444,843
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $118,420,536)                                                                      116,058,519
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.6%
         9,090,113    State Street Navigator Securities Lending Prime Portfolio+ (cost $9,090,113)                         9,090,113
------------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 1.2%
        $6,800,000    Dexia CLF Finance Co., ETD, 4.82%, 5/1/06 (cost $6,800,000)                                          6,800,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $474,369,972) - 100%                                                                      $570,053,132
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                           April 30, 2006 (unaudited)

Country                              Value            % of Investment Securities

Bermuda                           $  3,878,984                     0.7%
Canada                              33,111,696                     5.8
Cayman Islands                       2,071,605                     0.4
France                               6,078,624                     1.1
Germany                              2,983,983                     0.5
Hong Kong                            1,748,759                     0.3
South Korea                          7,828,779                     1.4
Switzerland                         32,996,434                     5.8
United Kingdom                      15,023,791                     2.6
United States++                    464,330,477                    81.4

Total                             $570,053,132                   100.0%
                                  ============        ==========================

++ Includes Short-Term Securities and Other Securities (78.6% excluding Short-Term Securities and Other Securities)


Forward Currency Contracts
Open at April 30, 2006

                                                           Currency Value    Unrealized
Currency Sold and Settlement Date   Currency Units Sold       in $ U.S       Gain/(Loss)
---------------------------------------------------------------------------------------
British Pound  6/28/06                        2,950,000    $    5,383,202   $  (170,569)
British Pound  8/10/06                          300,000           547,830       (26,547)
British Pound  10/19/06                       1,065,000         1,947,007       (40,540)
Euro  6/28/06                                 3,210,000         4,065,032      (116,785)
South Korean Won  8/10/06                   800,000,000           851,626       (31,912)
South Korean Won  10/19/06                  810,000,000           864,203        (4,558)
---------------------------------------------------------------------------------------
Total                                                      $   13,658,900   $  (390,911)



Notes to Schedule of Investments (unaudited)

ADR              American Depositary Receipt

ETD              Euro Time Deposit

PLC              Public Limited Company

REIT             Real Estate Investment Trust

U.S. Shares      Securities of foreign companies trading on an American Stock
                 Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.


*        Non-income-producing security
** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.
p        Rate is subject to change.  Rate shown reflects current rate.
CC       Security is a U.S. Treasury Inflation-Protected Security (TIPS).
# Loaned security; a portion or all of the security is on loan as of April 30, 2006.
+ The security is purchased with the cash collateral received from securities on loan.


ss. Schedule of Restricted and Illiquid Securities

                                                                         Value as a %
                                 Acquisition   Acquisition              of Investment
                                    Date          Cost         Value     Securities
-------------------------------------------------------------------------------------
Janus Adviser Balanced Fund
El Paso Corp., 7.625%
    notes, due 9/1/08 (144A)       10/7/04     $   368,263   $ 361,213          0.1%
El Paso Corp., 7.42%
    notes, due 2/15/37 (144A)      10/7/04         170,381     184,031          0.0%
-------------------------------------------------------------------------------------
                                               $   538,644   $ 545,244          0.1%
-------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2006. The issuer incurs all registration costs.


The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2006.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, when issued and/or securities with extended settlement dates as of April 30, 2006 are noted below.

Fund                                                           Aggregate Value
-----------------------------------------------------------------------------
Janus Adviser Balanced Fund                                     $ 34,034,513
-----------------------------------------------------------------------------

Janus Adviser Contrarian Fund


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.3%
Automotive - Cars and Light Trucks - 1.6%
             3,615    Tata Motors, Ltd. (ADR)**                                                                              $74,939
Broadcast Services and Programming - 6.2%
            12,130    Liberty Global, Inc. - Class A*                                                                        251,213
             1,960    Liberty Global, Inc. - Class C*                                                                         39,142
                                                                                                                             290,355
Building - Mobile Home and Manufactured Homes - 0.5%
               490    Thor Industries, Inc.                                                                                   24,735
Building and Construction Products - Miscellaneous - 2.9%
             4,190    Masco Corp.                                                                                            133,661
Building Products - Cement and Aggregate - 2.6%
             1,285    Cemex S.A. de C.V. (ADR)                                                                                86,764
            12,856    Gujarat Ambuja Cements, Ltd.**                                                                          33,285
                                                                                                                             120,049
Cable Television - 1.3%
             1,925    EchoStar Communications Corp. - Class A*                                                                59,483
Casino Hotels - 3.6%
             1,180    Harrah's Entertainment, Inc.                                                                            96,335
               890    Station Casinos, Inc.                                                                                   68,601
                                                                                                                             164,936
Commercial Banks - 3.5%
             3,270    ICICI Bank, Ltd. (ADR)**                                                                                89,696
                 4    Mitsubishi UFJ Financial Group, Inc.**                                                                  62,881
                 1    Mizuho Financial Group, Inc.**                                                                           8,528
                                                                                                                             161,105
Computer Services - 4.3%
             8,230    Ceridian Corp.*                                                                                        199,413
Computers - 0.8%
               510    Apple Computer, Inc.*                                                                                   35,899
Containers - Metal and Glass - 2.8%
             7,070    Owens-Illinois, Inc.*                                                                                  129,240
Diversified Minerals - 0.8%
               755    Companhia Vale do Rio Doce (ADR)                                                                        38,898
Diversified Operations - 2.3%
             4,055    Tyco International, Ltd. (U.S. Shares)                                                                 106,849
E-Commerce/Services - 0.3%
               502    IAC/InterActiveCorp*                                                                                    14,493
Electric - Generation - 0.5%
            31,725    Datang International Power Generation Company, Ltd.                                                     22,505
Electronic Components - Semiconductors - 0.4%
               640    Advanced Micro Devices, Inc.*,**                                                                        20,704
Engineering - Research and Development Services - 1.1%
               868    Larsen & Toubro, Ltd.**                                                                                 52,095
Enterprise Software/Services - 3.3%
             6,040    CA, Inc.                                                                                               153,174
Finance - Investment Bankers/Brokers - 5.4%
             3,375    E*TRADE Financial Corp.*                                                                                83,970
             1,745    JP Morgan Chase & Co.                                                                                   79,188
             1,105    Merrill Lynch & Company, Inc.                                                                           84,267
                                                                                                                             247,425
Financial Guarantee Insurance - 1.3%
             1,005    MBIA, Inc.*                                                                                             59,928
Food - Dairy Products - 0.6%
               660    Dean Foods Co.*                                                                                         26,143
Food - Diversified - 0.6%
             2,676    Cadbury Schweppes PLC**                                                                                 26,546
Independent Power Producer - 2.4%
             1,075    NRG Energy, Inc.*                                                                                       51,159
             5,150    Reliant Energy, Inc.*                                                                                   58,453
                                                                                                                             109,612
Investment Companies - 2.0%
            19,008    Macquarie Airports**                                                                                    47,367
            16,807    Macquarie Infrastructure Group**                                                                        45,586
                                                                                                                              92,953
Machinery - Construction and Mining - 0.5%
               260    Terex Corp.*                                                                                            22,503
Machinery - Pumps - 0.4%
               390    Graco, Inc.                                                                                             18,233
Medical - HMO - 3.4%
             3,125    Coventry Health Care, Inc.*                                                                            155,219
Medical - Nursing Homes - 1.9%
             2,005    Manor Care, Inc.                                                                                        87,919
Medical Instruments - 1.0%
             2,005    Boston Scientific Corp.*                                                                                46,596
Metal Processors and Fabricators - 0.8%
             3,655    Bharat Forge, Ltd.**                                                                                    34,714
Music - 1.5%
            13,418    EMI Group PLC**                                                                                         69,001
Oil Companies - Exploration and Production - 1.9%
               995    Chesapeake Energy Corp.                                                                                 31,522
             1,060    Forest Oil Corp.*                                                                                       38,764
               862    Mariner Energy, Inc.*                                                                                   16,766
                                                                                                                              87,052
Oil Companies - Integrated - 1.1%
               580    Suncor Energy, Inc. (U.S. Shares)                                                                       49,729
Oil Refining and Marketing - 5.0%
               935    Reliance Industries, Ltd. (GDR)**,B, oo                                                                 16,701
             1,945    Reliance Industries, Ltd. (GDR)**                                                                       86,066
             1,730    SK Corp.**                                                                                             127,292
                                                                                                                             230,059
Pipelines - 2.4%
             2,565    Kinder Morgan Management LLC*                                                                          109,756
Publishing - Periodicals - 0.7%
             2,415    Playboy Enterprises, Inc. - Class B*                                                                    31,854
Real Estate Management/Services - 1.4%
             3,000    Mitsubishi Estate Company, Ltd.**                                                                       65,604
Real Estate Operating/Development - 5.8%
            42,000    Capitaland, Ltd.**                                                                                     130,179
             2,475    St. Joe Co.                                                                                            138,996
                                                                                                                             269,175
Recreational Vehicles - 0.9%
               875    Polaris Industries, Inc.                                                                                41,913
Reinsurance - 1.3%
                20    Berkshire Hathaway, Inc. - Class B*                                                                     59,040
REIT - Diversified - 2.2%
             1,060    Vornado Realty Trust                                                                                   101,378
Retail - Major Department Stores - 1.5%
             1,060    J.C. Penney Company, Inc.                                                                               69,388
Soap and Cleaning Preparations - 1.5%
             1,878    Reckitt Benckiser PLC**                                                                                 68,458
Steel - Producers - 2.9%
             9,452    Tata Steel, Ltd.**                                                                                     133,496
Television - 1.1%
             5,198    British Sky Broadcasting Group PLC**                                                                    49,811
Transportation - Railroad - 1.0%
               600    All America Latina Logistica (GDR)                                                                      37,952
               100    All America Latina Logistica (GDR)                                                                       6,336
                                                                                                                              44,288
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,961,922)                                                                                       4,210,326
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 8.7%
          $400,000    Bear Stearns & Company, Inc., 4.830%
                       dated 4/28/06, maturing 5/1/06
                       to be repurchased at $400,161
                       collateralized by $435,823
                       in U.S. Government Agencies
                       4.50% - 5.00%, 8/25/25 - 10/15/32
                       with a value of $408,002
                       (cost $400,000)                                                                                       400,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,361,922) - 100%                                                                          $4,610,326
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                           April 30, 2006 (unaudited)

Country                                      Value   % of Investment Securities

Australia                               $   92,953                2.0%
Bermuda                                    106,849                2.3
Brazil                                      83,186                1.8
Canada                                      49,729                1.1
China                                       22,505                0.5
India                                      520,992               11.3
Japan                                      137,013                3.0
Mexico                                      86,764                1.9
Singapore                                  130,179                2.8
South Korea                                127,292                2.8
United Kingdom                             213,816                4.6
United States++                          3,039,048               65.9

Total                                   $4,610,326              100.0%
                                        ==========   ==========================

++ Includes Short-Term Securities (57.2% excluding Short-Term Securities)


Forward Currency Contracts
Open at April 30, 2006

                                      Currency    Currency Value     Unrealized
Currency Sold and Settlement Date    Units Sold      in $ U.S        Gain/(Loss)
-------------------------------------------------------------------------------
Australian Dollar 8/24/06                 81,500  $      61,768      $   (1,876)
British Pound 10/19/06                    64,500        117,917          (2,455)
Indian Rupee 8/24/06                     140,000          3,107              17
Japanese Yen 8/24/06                  14,960,000        133,604          (3,939)
Singapore Dollar 8/24/06                 142,000         90,347          (1,897)
South Korean Won 10/19/06             25,277,000         26,968            (142)
-------------------------------------------------------------------------------
Total                                             $     433,711      $  (10,292)



                                                                           Value
--------------------------------------------------------------------------------
Schedule of Written Options - Calls
      Advanced Micro Devices, Inc.
       expires July 2006
       5 contracts
       exercise price $40.00                                                $225
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Written Options - Puts
      Advanced Micro Devices, Inc.
       expires July 2006
       5 contracts
       exercise price $30.00                                                $700
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Options Written
      10 contracts                                                          $925
      (Premiums received $1,391)
--------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ADR                                      American Depositary Receipt

GDR                                      Global Depositary Receipt

PLC                                      Public Limited Company

REIT                                     Real Estate Investment Trust

U.S. Shares                              Securities of foreign companies
                                         trading on an American Stock Exchange.


*        Non-income-producing security

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

B        Security is illiquid.

oo       Schedule of Fair Valued Securities (as of April 30, 2006)

                                                               Value as a
                                                Value       % of Net Assets
------------------------------------------------------------------------------
Janus Adviser Contrarian Fund
Reliance Industries, Ltd. (GDR)                $16,701                0.4%
------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, when issued and/or securities with extended settlement dates as of April 30, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                                    $     1,254,170
--------------------------------------------------------------------------------

Janus Adviser Core Equity Fund


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.3%
Aerospace and Defense - 3.1%
            16,860    Boeing Co.                                                                                       $   1,406,967
             8,915    Lockheed Martin Corp.                                                                                  676,649
                                                                                                                           2,083,616
Agricultural Operations - 2.0%
            37,490    Archer-Daniels-Midland Co.                                                                           1,362,387
Applications Software - 2.4%
            68,260    Microsoft Corp.                                                                                      1,648,479
Beverages - Non-Alcoholic - 1.4%
            16,070    PepsiCo, Inc.                                                                                          935,917
Casino Hotels - 2.1%
            17,330    Harrah's Entertainment, Inc.                                                                         1,414,821
Computers - 0.9%
            22,710    Dell, Inc.*                                                                                            595,002
Cosmetics and Toiletries - 2.1%
            24,290    Procter & Gamble Co.                                                                                 1,413,921
Diversified Operations - 4.0%
            77,669    General Electric Co.                                                                                 2,686,571
Electronic Components - Semiconductors - 6.6%
            73,615    Advanced Micro Devices, Inc.*                                                                        2,381,444
             1,098    Samsung Electronics Company, Ltd.                                                                      749,695
            38,545    Texas Instruments, Inc.                                                                              1,337,897
                                                                                                                           4,469,036
Electronic Forms - 2.0%
            34,485    Adobe Systems, Inc.*                                                                                 1,351,812
Enterprise Software/Services - 3.3%
           105,155    Oracle Corp.*                                                                                        1,534,212
            12,915    SAP A.G. (ADR)**                                                                                       705,546
                                                                                                                           2,239,758
Entertainment Software - 1.3%
            15,180    Electronic Arts, Inc.*                                                                                 862,224
Finance - Credit Card - 1.1%
            13,780    American Express Co.                                                                                   741,502
Finance - Investment Bankers/Brokers - 10.9%
            47,026    Citigroup, Inc.                                                                                      2,348,949
            57,990    JP Morgan Chase & Co.                                                                                2,631,585
            29,680    Merrill Lynch & Company, Inc.                                                                        2,263,397
                                                                                                                           7,243,931
Finance - Mortgage Loan Banker - 2.1%
            28,550    Fannie Mae                                                                                           1,444,630
Food - Canned - 0.6%
            14,260    TreeHouse Foods, Inc.*                                                                                 373,612
Food - Dairy Products - 1.8%
            29,885    Dean Foods Co.*                                                                                      1,183,745
Food - Retail - 0.8%
             8,320    Whole Foods Market, Inc.                                                                               510,682
Hotels and Motels - 0.5%
             5,665    Four Seasons Hotels, Inc.                                                                              306,023
Medical - Biomedical and Genetic - 1.0%
            16,500    Celgene Corp.*                                                                                         695,640
Medical - Drugs - 6.1%
             5,795    Forest Laboratories, Inc.*                                                                             234,002
            50,445    Merck & Company, Inc.                                                                                1,736,317
            10,944    Roche Holding A.G.                                                                                   1,682,810
             5,040    Sanofi-Aventis**                                                                                       475,298
                                                                                                                           4,128,427
Medical - HMO - 4.2%
            42,280    Aetna, Inc.                                                                                          1,627,780
            23,890    Coventry Health Care, Inc.*                                                                          1,186,616
                                                                                                                           2,814,396
Medical Instruments - 1.3%
            39,075    Boston Scientific Corp.*                                                                               908,103
Networking Products - 0.6%
            20,380    Cisco Systems, Inc.*                                                                                   426,961
Oil - Field Services - 1.0%
             8,815    Halliburton Co.                                                                                        688,892
Oil Companies - Exploration and Production - 2.7%
            11,845    Apache Corp.                                                                                           841,469
            19,985    EnCana Corp. (U.S. Shares)                                                                           1,000,249
                                                                                                                           1,841,718
Oil Companies - Integrated - 10.6%
            12,510    Amerada Hess Corp.                                                                                   1,792,308
             9,415    ConocoPhillips                                                                                         629,864
            32,020    Exxon Mobil Corp.                                                                                    2,019,821
             8,310    Marathon Oil Corp.                                                                                     659,482
            22,789    Suncor Energy, Inc.                                                                                  1,951,449
                                                                                                                           7,052,924
Oil Refining and Marketing - 2.7%
            28,093    Valero Energy Corp.                                                                                  1,818,741
Retail - Consumer Electronics - 0.6%
             7,490    Best Buy Company, Inc.                                                                                 424,383
Retail - Jewelry - 1.3%
            25,745    Tiffany & Co.                                                                                          898,243
Retail - Regional Department Stores - 2.2%
            19,420    Federated Department Stores, Inc.                                                                    1,511,847
Semiconductor Components/Integrated Circuits - 1.0%
             6,762    Linear Technology Corp.                                                                                240,051
            12,994    Maxim Integrated Products, Inc.                                                                        458,168
                                                                                                                             698,219
Steel - Producers - 1.6%
            76,465    Tata Steel, Ltd.                                                                                     1,079,962
Therapeutics - 1.2%
             6,330    Gilead Sciences, Inc.*                                                                                 363,975
             8,040    Neurocrine Biosciences, Inc.*                                                                          461,174
                                                                                                                             825,149
Transportation - Railroad - 4.0%
            29,960    Canadian National Railway Co. (U.S. Shares)                                                          1,345,504
            14,590    Union Pacific Corp.                                                                                  1,330,754
                                                                                                                           2,676,258
Transportation - Services - 0.6%
             3,305    FedEx Corp.                                                                                            380,505
Web Portals/Internet Service Providers - 2.1%
            43,025    Yahoo!, Inc.*                                                                                        1,410,360
Wireless Equipment - 0.5%
            15,845    Nokia Oyj (ADR)**                                                                                      359,048
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $51,423,848)                                                                                     63,507,445
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.8%
Electronic Components - Semiconductors - 0.8%
               980    Samsung Electronics Company, Ltd. (cost $356,124)                                                      530,937
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 4.9%
    $    3,300,000    Bear Stearns & Company, Inc., 4.830%
                       dated 4/28/06, maturing 5/1/06
                       to be repurchased at $33,301,328
                       collateralized by $3,595,539
                       in U.S. Government Agencies
                       4.50% - 5.00%, 8/25/25 - 10/15/32
                       with a value of $3,366,013
                       (cost $3,300,000)                                                                                   3,300,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $55,079,972) - 100%                                                                        $67,338,382
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                           April 30, 2006 (unaudited)


Country                                      Value    % of Investment Securities

Canada                                 $ 4,603,225                6.9%
Finland                                    359,048                0.5
France                                     475,298                0.7
Germany                                    705,546                1.0
India                                    1,079,962                1.6
South Korea                              1,280,632                1.9
Switzerland                              1,682,810                2.5
United States++                         57,151,861               84.9

Total                                  $67,338,382              100.0%

++ Includes Short-Term Securities (80.0% excluding Short-Term Securities)

Foreign Currency Contracts
open at April 30, 2006

--------------------------------------------------------------------------------
Currency Sold and                                Currency Value       Unrealized
 Settlement Date       Currency Units Sold         in $ U.S.         Gain/(Loss)
--------------------------------------------------------------------------------
Euro  6/28/06                      450,000       $      569,864      $  (12,962)
--------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*                 Non-income-producing security

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of April 30, 2006 are noted below.

Fund                                                            Aggregate Value
-------------------------------------------------------------------------------
Janus Adviser Core Equity Fund                                  $     1,539,892
-------------------------------------------------------------------------------

Effective June 30, 2006, Janus Adviser Core Equity Fund will change its name to Janus Adviser Fundamental Equity Fund.

Janus Adviser Flexible Bond Fund


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 24.1%
Advertising Agencies - 0.2%
   $       120,000    Omnicom Group, Inc., 5.90%, company guaranteed notes, due 4/15/16                                $     117,082
Agricultural Operations - 0.1%
            80,000    Bunge Limited Finance Corp., 4.375%, company guaranteed notes, due 12/15/08                             77,687
Cable Television - 0.8%
           250,000    Cox Communications, Inc., 4.625%, notes, due 1/15/10                                                   240,264
            51,813    CSC Holdings, Inc., 6.58%, bank loan, due 3/30/13p                                                      51,993
            77,720    CSC Holdings, Inc., 6.67%, bank loan, due 3/30/13p                                                      77,989
            51,813    CSC Holdings, Inc., 6.74%, bank loan, due 3/30/13p                                                      51,993
                                                                                                                             422,239
Casino Hotels - 0.2%
            90,000    Hard Rock Hotel, Inc., 8.875%, notes, due 6/1/13                                                        96,750
Cellular Telecommunications - 0.7%
           125,000    Nextel Communications, Inc., 6.875%, senior notes, due 10/31/13                                        128,298
            90,000    Nextel Communications, Inc., 7.375%, senior notes, due 8/1/15                                           93,958
           135,000    Rogers Wireless Communications, Inc., 7.61625%, secured notes, due 12/15/10p                           139,050
                                                                                                                             361,306
Chemicals - Specialty - 0.1%
            30,000    Lubrizol Corp., 6.50%, debentures, due 10/1/34                                                          29,092
Commercial Banks - 0.5%
            50,000    Commonwealth Bank of Australia, 6.024%, bonds, due 3/15/49 (144A)p                                      48,749
           100,000    Shinsei Bank, Ltd., 6.418%, bonds, due 1/20/49 (144A)p                                                  97,096
           125,000    Skandinaviska Enskilda Banken AB, 5.471%, unsecured notes, due 3/29/49 (144A)p                         116,983
                                                                                                                             262,828
Computer Services - 0.5%
            61,523    Affiliated Computer Services, Inc., 6.42938%, bank loan, due 8/20/13p                                   61,984
            80,000    SunGard Data Systems, Inc., 9.125%, senior unsecured notes, due 8/15/13 (144A)                          85,400
            98,000    SunGard Data Systems, Inc., 10.25%, senior subordinated notes, due 8/15/15(144A)                       105,350
                                                                                                                             252,734
Computers - Peripheral Equipment - 0.0%
             4,000    Candescent Technologies Corp., 8.00%, convertible senior subordinated debentures, due
                      5/1/03 (144A)p, o, oo, ss.                                                                                   0
Consumer Products - Miscellaneous - 0.2%
           100,000    Fortune Brands, Inc., 4.875%, notes, due 12/1/13                                                        93,297
Containers - Metal and Glass - 0.5%
           155,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                    161,200
           100,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                                 100,500
                                                                                                                             261,700
Cosmetics and Toiletries - 0.9%
           300,000    Gillette Co., 4.125%, senior notes, due 8/30/07**, p                                                   294,953
           200,000    Procter & Gamble Co., 4.75%, senior notes, due 6/15/07                                                 198,961
                                                                                                                             493,914
Dialysis Centers - 0.2%
            18,864    Fresenius Medical Care AG & Co., 6.3544%, bank loan, due 3/31/11p                                       18,856
            35,033    Fresenius Medical Care AG & Co., 6.3544%, bank loan, due 3/31/11p                                       35,018
            80,845    Fresenius Medical Care AG & Co., 6.4031%, bank loan, due 3/31/11p                                       80,811
                                                                                                                             134,685
Diversified Financial Services - 0.8%
            95,000    General Electric Capital Corp., 4.125%, senior unsecured notes, due 9/1/09                              91,571
           230,000    General Electric Capital Corp., 3.75%, notes, due 12/15/09                                             217,951
           165,000    General Electric Capital Corp., 4.375%, notes, due 11/21/11                                            156,029
                                                                                                                             465,551
Diversified Operations - 0.1%
            30,000    Covalence Specialty Materials Corp., 10.25%, senior subordinated notes, due 3/1/16 (144A)               30,900
Diversified Operations - Commercial Services - 0.2%
            97,034    Avis Rent A Car Systems, Inc., 0%, bank loan, due 4/1/13p                                               96,999
Electric - Integrated - 3.0%
           105,000    Allegheny Energy Supply Company LLC, 8.25%, senior unsecured notes, due 4/15/12 (144A)ss.              114,188
           175,000    Dominion Resources, Inc., 5.125%, senior notes, due 12/15/09                                           171,859
           130,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                      125,036
            80,000    MidAmerican Energy Holdings Co., 6.125%, bonds, due 4/1/36 (144A)                                       76,313
           285,000    Monongahela Power Co., 6.70%, first mortgage notes, due 6/15/14                                        298,223
           135,000    Pacific Gas and Electric Co., 4.80%, unsecured notes, due 3/1/14                                       126,761
           230,000    Southern California Edison Co., 7.625%, notes, due 1/15/10                                             244,539
            90,000    Southern California Edison Co., 6.00%, first mortgage notes, due 1/15/34                                86,644
           175,000    TXU Corp., 6.375%, senior notes, due 6/15/06                                                           175,166
           110,000    TXU Corp., 4.80%, senior notes, due 11/15/09                                                           105,989
            70,000    TXU Corp., 6.55%, notes, due 11/15/34                                                                   62,854
                                                                                                                           1,587,572
Electronic Components - Semiconductors - 0.2%
           107,000    Advanced Micro Devices, Inc., 7.75%, senior notes, due 11/1/12                                         112,083
Finance - Auto Loans - 0.4%
           100,000    Ford Motor Credit Co., 0%, notes, due 4/15/12                                                          100,111
           120,000    General Motors Acceptance Corp., 6.125%, notes, due 8/28/07                                            116,644
                                                                                                                             216,755
Finance - Commercial - 0.4%
           235,000    CIT Group, Inc., 3.65%, senior notes, due 11/23/07                                                     229,194
Finance - Consumer Loans - 0.9%
           195,000    John Deere Capital Corp., 4.875%, notes, due 10/15/10                                                  189,882
           205,000    Household Finance Corp., 4.625%, notes, due 1/15/08                                                    202,665
           140,000    SLM Corp., 4.92%, notes, due 1/31/14p                                                                  134,642
                                                                                                                             527,189
Finance - Investment Bankers/Brokers - 1.0%
            45,000    E*Trade Financial Corp., 8.005%, senior notes, due 6/15/11                                              46,463
            75,000    E*Trade Financial Corp., 7.375%, senior notes, due 9/15/13                                              76,313
            70,000    Goldman Sachs Group, Inc., 5.35%, senior notes, due 1/15/16                                             66,910
            75,000    Goldman Sachs Group, Inc., 6.45%, subordinated notes, due 5/1/36                                        74,111
           125,000    Jefferies Group, Inc., 5.50%, senior notes, due 3/15/16                                                117,297
           200,000    Jefferies Group, Inc., 6.25%, senior unsecured notes, due 1/15/36                                      182,715

                                                                                                                             563,809
Finance - Mortgage Loan Banker - 0.3%
            50,000    Residential Capital Corp., 6.00%, company guaranteed notes, due 2/22/11                                 48,977
           120,000    Residential Capital Corp., 6.50%, senior notes, due 4/17/13                                            119,604
                                                                                                                             168,581
Food - Diversified - 0.9%
            11,269    Dole Food Co., 4.92%, bank loan, due 4/11/13p                                                           11,276
            23,664    Dole Food Co., 6.6875%, bank loan, due 4/11/13p                                                         23,686
            82,824    Dole Food Co., 6.6875%, bank loan, due 4/12/13p                                                         82,773
             1,690    Dole Food Co., 8.50%, bank loan, due 4/12/13p                                                            1,689
             1,690    Dole Food Co., 8.50%, bank loan, due 4/12/13p                                                            1,692
           165,000    General Mills, Inc., 3.875%, notes, due 11/30/07                                                       161,087
           255,000    Kellogg Co., 2.875%, senior notes, due 6/1/08                                                          242,266
                                                                                                                             524,469
Food - Retail - 0.0%
            25,000    Stater Brothers Holdings, Inc., 8.125%, senior notes, due 6/15/12                                       25,000
Food - Wholesale/Distribution - 0.0%
             7,983    Roundy's Supermarket, Inc., 7.72%, bank loan, due 10/27/11p                                              8,082
             7,943    Roundy's Supermarket, Inc., 7.87%, bank loan, due 10/27/11p                                              8,042
                                                                                                                              16,124
Foreign Government - 0.3%
           190,000    Canada Mortgage & Housing Corp., 4.80%, local government guaranteed notes, due 10/1/10                 186,898
Gas - Distribution - 0.8%
            65,000    Colorado Interstate Gas Co., 6.80%, senior notes, due 11/15/15 (144A)                                   65,047
           120,000    Southern Star Central Corp., 6.00%, notes, due 6/1/16 (144A)                                           118,350
           225,000    Southwest Gas Corp., 7.625%, senior notes, due 5/15/12                                                 240,850
                                                                                                                             424,247
Independent Power Producer - 0.5%
            22,943    Mirant North America LLC, 6.59875%, bank loan, due 1/3/13p                                              23,131
           179,058    NRG Energy, Inc., 6.82%, bank loan, due 9/30/12p                                                       180,924
            13,203    NRG Energy, Inc., 6.97938%, bank loan, due 9/30/12p                                                     13,324
            40,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 2/1/16                                          40,350
                                                                                                                             257,729
Investment Management and Advisory Services - 1.0%
            75,000    Ameriprise Financial, Inc., 5.35%, senior unsecured notes, due 11/15/10                                 74,049
            60,000    Ameriprise Financial, Inc., 5.65%, senior unsecured notes, due 11/15/15                                 58,355
           185,000    Franklin Resources, Inc., 3.70%, notes, due 4/15/08                                                    179,096
           120,000    Nuveen Investments, 5.00%, senior notes, due 9/15/10                                                   115,468
           150,000    Nuveen Investments, 5.50%, senior notes, due 9/15/15                                                   142,000
                                                                                                                             568,968
Life and Health Insurance - 0.6%
           190,000    Americo Life, Inc., 7.875%, notes, due 5/1/13 (144A)ss.                                                190,099
           160,000    StanCorp Financial Group, Inc., 6.875%, senior notes, due 10/1/12                                      167,115
                                                                                                                             357,214
Medical - Drugs - 0.1%
            75,000    Teva Pharmaceutical Finance Company LLC, 6.15%, company guaranteed notes, due 2/1/36                    69,294
Medical - HMO - 0.7%
            90,000    Coventry Health Care, Inc., 5.875%, senior notes, due 1/15/12                                           88,200
           115,000    Coventry Health Care, Inc., 6.125%, senior notes, due 1/15/15                                          112,413
           205,000    UnitedHealth Group, Inc., 3.30%, senior notes, due 1/30/08                                             197,908
                                                                                                                             398,521
Medical - Hospitals - 0.1%
            75,000    HCA, Inc., 6.50%, bonds, due 2/15/16                                                                    72,114
Miscellaneous Manufacturing - 0.1%
            61,335    Nutro Products, Inc., 0%, bank loan, due 4/26/13p                                                       61,910
Motorcycle and Motor Scooter Manufacturing - 0.3%
           175,000    Harley-Davidson, Inc., 3.625%, notes, due 12/15/08 (144A)                                              167,613
Multi-Line Insurance - 0.1%
            45,000    Horace Mann Educators Corp., 6.85%, senior notes, due 4/15/16                                           44,616
Multimedia - 0.1%
            23,880    Entravision Communications Corp., 6.49%, bank loan, due 3/7/13p                                         24,049
            50,000    Viacom, Inc., 6.875%, bonds, due 4/30/36 (144A)                                                         49,276
                                                                                                                              73,325
Non-Hazardous Waste Disposal - 0.6%
           170,000    Allied Waste North America, Inc., 6.50%, secured notes, due 11/15/10                                   167,875
           155,000    Waste Management, Inc., 7.375%, senior notes, due 8/1/10                                               164,587
                                                                                                                             332,462
Oil Companies - Exploration and Production - 0.6%
            70,000    Kerr-McGee Corp., 6.95%, secured notes, due 7/1/24                                                      70,314
            47,000    Magnum Hunter Resources, Inc., 9.60%, company guaranteed notes, due 3/15/12                             50,173
            35,000    Pemex Project Funding Master Trust, 5.75%, company guaranteed notes, due 12/15/15                       33,180
            45,000    Pemex Project Funding Master Trust, 8.625%, company guaranteed notes, due 2/1/22p                       52,110
            75,000    Pioneer Natural Resources Co., 6.875%, bonds, due 5/1/18                                                75,158
            60,000    Ras Laffan LNG III, 5.838%, bonds, due 9/30/27 (144A)                                                   55,406
                                                                                                                             336,341
Oil Companies - Integrated - 0.5%
           300,000    ChevronTexaco Capital Co., 3.50%, company guaranteed notes, due 9/17/07                                293,135
Oil Refining and Marketing - 0.3%
            75,000    Enterprise Products Operating L.P., 4.95%, senior notes, due 6/1/10                                     72,605
            70,000    Enterprise Products Operating L.P., Series B, 6.375%, company guaranteed notes, due 2/1/13              71,032
                                                                                                                             143,637
Paper and Related Products - 0.2%
           114,558    Georgia Pacific Corp., Inc., 6.88%, bank loan, due 12/20/12p                                           115,140
             5,427    Georgia Pacific Corp., Inc., 6.97938%, bank loan, due 12/20/12p                                          5,455
                                                                                                                             120,595
Pipelines - 0.5%
           185,000    El Paso Corp., 7.625%, notes, due 9/1/08 (144A)ss.                                                     188,238
           115,000    Panhandle Eastern Pipe Line Co., 4.80%, senior notes, due 8/15/08                                      112,974
                                                                                                                             301,212
Property and Casualty Insurance - 0.9%
           215,000    Kingsway America, Inc., 7.50%, senior notes, due 2/1/14                                                214,078
           255,000    Ohio Casualty Corp., 7.30%, senior unsecured notes, due 6/15/14                                        262,186
                                                                                                                             476,264
Publishing - Periodicals - 0.1%
            45,000    Dex Media East LLC, 12.125%, company guaranteed notes, due 11/15/12                                     50,906
Reinsurance - 0.2%
           100,000    Berkshire Hathaway, Inc., 4.625%, company guaranteed notes, due 10/15/13                                93,742
Retail - Building Products - 0.2%
           120,000    Home Depot, Inc., 5.20%, senior notes, due 3/1/11                                                      118,789
Retail - Regional Department Stores - 0.0%
            21,835    Neiman Marcus Group, Inc., 7.34%, bank loan, due 3/13/13p                                               22,116
Retail - Restaurants - 0.0%
            26,616    Dunkin Brands, Inc., 7.32563%, bank loan, due 2/6/13p                                                   26,616
Savings/Loan/Thrifts - 0.4%
            35,000    Sovereign Bancorp, Inc., 4.80%, senior notes, due 9/1/10 (144A)                                         33,698
           115,000    Webster Bank, 5.875%, subordinated notes, due 1/15/13                                                  112,970
            95,000    Webster Capital Trust II, 10.00%, company guaranteed notes, due 4/1/27                                 102,699
                                                                                                                             249,367
Special Purpose Entity - 0.9%
           100,000    Mitsubishi UFJ Financial Group, Inc., 6.346%, company guaranteed, due 7/16/49p                          97,987
           210,000    OneAmerica Financial Partners, 7.00%, bonds, due 10/15/33 (144A)                                       215,976
           190,000    Resona Preferred Securities, Ltd., 7.191%, bonds, due 12/29/49 (144A)                                  195,337
                                                                                                                             509,300
Telephone - Integrated - 0.8%
           190,000    BellSouth Corp., 4.75%, senior unsecured notes, due 11/15/12                                           178,988
           195,000    Deutsche Telekom International Finance B.V., 3.875%, company guaranteed notes, due 7/22/08**           189,008
            45,000    Qwest Corp., 7.74125%, senior notes, due 6/15/13p                                                       48,994
                                                                                                                             416,990
Transportation - Railroad - 0.1%
            60,000    BNSF Funding Trust I, 6.613%, company guaranteed notes, due 12/15/55                                    57,659
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $13,640,912)                                                                                  13,399,120
------------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.3%
Cable Television - 0.3%
    EUR    110,000    Telenet Communications N.V., 9.00%, senior notes, due 12/15/13 (144A)**
                       (cost $139,056)                                                                                       154,042
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 30.9%
Finance - Investment Bankers/Brokers - 0.4%
    $      215,257    Credit Suisse First Boston Mortgage Securities Corp., 5.00%, due 8/25/20                               210,448
U.S. Government Agency - 30.5%
                      Fannie Mae:
           241,090     7.00%, due 9/1/14                                                                                     248,098
           193,259     6.00%, due 6/1/17                                                                                     195,815
           164,164     5.00%, due 11/1/18                                                                                    160,158
           288,221     4.50%, due 5/1/19                                                                                     274,851
           128,802     4.50%, due 5/1/19                                                                                     122,827
           301,029     4.50%, due 5/1/19                                                                                     287,065
           107,732     4.00%, due 6/1/19                                                                                     100,437
           282,633     5.00%, due 8/1/19                                                                                     275,540
            55,373     5.50%, due 8/1/19                                                                                      54,994
            37,235     5.50%, due 9/1/19                                                                                      37,001
           112,014     5.50%, due 9/1/19                                                                                     111,247
            93,676     4.00%, due 2/1/20                                                                                      87,244
            37,394     4.50%, due 4/1/20                                                                                      35,621
           381,901     5.50%, due 9/1/24                                                                                     374,116
           265,501     5.00%, due 5/1/25                                                                                     253,926
            61,707     7.00%, due 11/1/28                                                                                     63,585
            68,720     6.50%, due 2/1/31                                                                                      70,803
           151,239     7.00%, due 2/1/32                                                                                     155,843
           142,256     6.50%, due 5/1/32                                                                                     145,811
            58,908     6.50%, due 7/1/32                                                                                      60,069
           570,049     5.50%, due 2/1/33                                                                                     555,338
           103,814     6.50%, due 3/1/33                                                                                     105,860
           236,480     5.50%, due 11/1/33                                                                                    230,302
           286,418     5.00%, due 11/1/33                                                                                    271,923
           162,201     5.50%, due 1/1/34                                                                                     157,964
           268,837     5.50%, due 2/1/34                                                                                     261,509
           692,593     5.00%, due 3/1/34                                                                                     657,541
           294,424     5.00%, due 4/1/34                                                                                     279,151
           105,898     5.00%, due 4/1/34                                                                                     100,539
           217,926     3.887%, due 5/1/34                                                                                    210,965
            97,212     4.50%, due 6/1/34                                                                                      89,239
            96,069     5.00%, due 7/1/34                                                                                      91,085
           466,427     6.00%, due 7/1/34                                                                                     465,952
           148,792     6.50%, due 8/1/34                                                                                     151,880
            27,445     6.50%, due 9/1/34                                                                                      28,128
           556,958     5.50%, due 12/1/34                                                                                    541,777
           307,819     6.00%, due 1/1/35                                                                                     306,727
           177,648     5.50%, due 2/1/35                                                                                     173,007
           142,877     5.50%, due 3/1/35                                                                                     138,807
            66,398     4.50%, due 4/1/35                                                                                      60,812
           170,285     5.00%, due 4/1/35                                                                                     161,110
           358,602     5.00%, due 5/1/35                                                                                     339,281
           147,269     4.43%, due 7/1/35                                                                                     145,124
           133,974     4.694%, due 7/1/35                                                                                    130,234
           262,310     5.50%, due 7/1/35                                                                                     254,837
           221,095     6.00%, due 9/1/35                                                                                     220,823
           100,086     6.50%, due 10/1/35                                                                                    101,815
            62,486     6.00%, due 12/1/35                                                                                     62,247
           126,273     7.00%, due 1/1/36                                                                                     129,815
           114,060     6.50%, due 1/1/36                                                                                     116,025
           150,306     5.50%, due 1/1/36                                                                                     146,023
            29,285     7.00%, due 1/1/36                                                                                      30,111
           161,493     7.00%, due 2/1/36                                                                                     166,022
           302,596     7.00%, due 3/1/36                                                                                     311,130
                      Federal Home Loan Bank System:
           176,150     4.75%, due 10/25/10                                                                                   172,352
           270,335     5.27%, due 12/28/12                                                                                   267,029
           234,026     5.50%, due 12/1/34                                                                                    227,713
           193,659     5.50%, due 12/1/34                                                                                    188,435
                      Freddie Mac:
           186,570     6.50%, due 3/1/13                                                                                     188,607
            81,604     5.50%, due 1/1/16                                                                                      80,974
           126,041     5.50%, due 1/1/18                                                                                     125,053
           440,090     4.50%, due 2/1/18                                                                                     419,816
           235,189     5.00%, due 9/1/18                                                                                     229,111
            89,383     4.00%, due 4/1/19                                                                                      83,264
           194,876     5.00%, due 2/1/20                                                                                     189,518
            94,042     5.50%, due 2/1/21                                                                                      93,223
           118,387     6.00%, due 11/1/33                                                                                    118,218
           141,151     5.50%, due 11/1/33                                                                                    137,478
           241,980     6.00%, due 2/1/34                                                                                     242,417
            94,064     5.00%, due 5/1/34                                                                                      89,142
           132,235     5.00%, due 5/1/34                                                                                     125,315
            52,485     6.50%, due 7/1/34                                                                                      53,621
            24,141     6.50%, due 7/1/34                                                                                      24,668
           408,852     5.50%, due 6/1/35                                                                                     397,823
            27,408     6.50%, due 6/1/35                                                                                      27,876
           912,468     5.00%, due 7/1/35                                                                                     862,984
           153,615     5.00%, due 8/1/35                                                                                     145,284
           230,569     5.50%, due 9/1/35                                                                                     224,057
            80,802     5.50%, due 9/1/35                                                                                      78,520
            78,268     5.50%, due 10/1/35                                                                                     76,133
                      Ginnie Mae:
           101,911     6.00%, due 2/15/33                                                                                    102,351
           166,862     4.50%, due 10/15/33                                                                                   155,763
           350,897     6.00%, due 10/20/34                                                                                   351,287
           135,561     6.50%, due 2/20/35                                                                                    138,170
           373,977     5.50%, due 3/20/35                                                                                    365,708
           254,702     5.50%, due 5/20/35                                                                                    249,071
           452,834     5.00%, due 10/15/35                                                                                   434,189
                                                                                                                          16,973,324
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $17,762,644)                                                                       17,183,772
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.8%
Finance - Other Services - 0.2%
             2,225    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                                    119,038
REIT - Diversified - 0.3%
             6,075    iStar Financial, Inc., 7.875%                                                                          152,421
Savings/Loan/Thrifts - 0.3%
             5,455    Chevy Chase Bank FSB, 8.00%                                                                            146,194
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $424,713)                                                                                        417,653
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 12.6%
                      Fannie Mae:
  $        300,000     4.25%, due 9/15/07                                                                                    296,385
         2,275,000     3.25%, due 11/15/07                                                                                 2,211,564
         1,590,000     5.50%, due 3/15/11                                                                                  1,604,563
           145,000     5.00%, due 3/15/16#                                                                                   140,821
           220,000     6.625%, due 11/15/30                                                                                  251,162
                      Freddie Mac:
           475,000     3.875%, due 6/15/08                                                                                   463,061
           933,000     4.875%, due 2/17/09#                                                                                  926,562
         1,135,000     4.125%, due 7/12/10#                                                                                1,087,700
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $7,111,057)                                                                           6,981,818
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 15.6%
           505,000     4.125%, due 8/15/08#                                                                                  497,366
         2,085,000     4.375%, due 11/15/08#                                                                               2,059,834
           967,000     4.50%, due 2/15/09#                                                                                   957,481
           140,000     3.125%, due 4/15/09#                                                                                  133,301
         1,075,000     4.50%, due 2/28/11#                                                                                 1,055,348
           316,000     4.75%, due 3/31/11#                                                                                   313,506
            83,243     1.625%, due 1/15/15CC, #                                                                               78,460
           735,000     4.50%, due 11/15/15#                                                                                  703,418
           250,000     4.50%, due 2/15/16#                                                                                   239,102
           370,000     8.875%, due 8/15/17#                                                                                  485,914
           400,000     8.875%, due 2/15/19#                                                                                  534,312
           426,000     7.25%, due 8/15/22#                                                                                   515,593
           686,000     6.25%, due 8/15/23#                                                                                   758,137
           238,000     5.25%, due 2/15/29#                                                                                   236,215
            97,000     6.25%, due 5/15/30#                                                                                   109,625
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $8,932,522)                                                                          8,677,612
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 14.8%
         8,239,984    State Street Navigator Securities Lending
                       Prime Portfolio+ (cost $8,239,984)                                                                  8,239,984
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.9%
    $      500,000    Bear Stearns & Company, Inc., 4.830%
                       dated 4/28/06, maturing 5/1/06
                       to be repurchased at $500,201
                       collateralized by $544,779
                       in U.S. Government Agencies
                       4.50% - 5.00%, 8/25/25 - 10/15/32
                       with a value of $510,002
                       (cost $500,000)                                                                                       500,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $56,750,888) - 100%                                                                        $55,554,001
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                           April 30, 2006 (unaudited)

Country                                     Value     % of Investment Securities

Australia                             $    48,749                 0.1%
Belgium                                   154,042                 0.3
Canada                                    619,083                 1.1
Cayman Islands                            390,420                 0.7
Netherlands                               189,008                 0.3
Qatar                                      55,406                 0.1
Sweden                                    116,983                 0.2
United States++                        53,980,310                97.2

Total                                 $55,554,001               100.0%

++ Includes Short-Term Securities and Other Securities (81.5% excluding Short-Term Securities and Other Securities)

Foreign Currency Contracts
open at April 30, 2006

--------------------------------------------------------------------------------
Currency Sold and                             Currency Value       Unrealized
 Settlement Date    Currency Units Sold         in $ U.S.         Gain/(Loss)
--------------------------------------------------------------------------------
Euro  6/28/06                   115,000       $      145,632      $   (3,313)
--------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

REIT     Real Estate Investment Trust

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

p        Rate is subject to change.  Rate shown reflects current rate.

o        Security is a defaulted security in Janus Adviser Flexible Bond
         Fund with accrued interest in the amount $160 that was written-off December 10, 2001. A principal payment was received by the Fund on July 13, 2005. It is anticipated that sometime during the third quarter of 2006, a second principal payment will be received by the Fund.

CC       Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security; a portion or all of the security is on loan as of April 30, 2006.

+ The security is purchased with the cash collateral received from securities on loan.


oo     Schedule of Fair Valued Securities
as of April 30, 2006

-----------------------------------------------------------------------------------------------------------------------
                                                                                                  Value as a % of
                                                                                 Value         Investment Securities
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures, due 5/1/03 (144A)               $    -                         0.0%
-----------------------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.


ss. Schedule of Restricted and Illiquid Securities

------------------------------------------------------------------------------------------------------------
                                                                                                Value as a %
                                                      Acquisition      Acquisition             of Investment
                                                         Date             Cost         Value     Securities
---------------------------------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund
Allegheny Energy Supply Company LLC, 8.25%
    senior unsecured notes, due 4/15/12 (144A)      3/24/04 - 05/11/04    102,975     114,188      0.2%
Americo Life, Inc., 7.875%
    notes, due 5/1/13 (144A)                        4/25/03 - 5/21/03     192,064     190,099      0.4%
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures,
    due 5/1/03 (144A)oo                                  3/6/00               345        --        0.0%
El Paso Corp., 7.625%
    notes, due 9/1/08 (144A)                        11/5/04 - 1/18/06     189,931     188,238      0.3%
------------------------------------------------------------------------------------------------------------
                                                                         $485,315    $492,525      0.9%
------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of April 30, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                                       $ 406,957
--------------------------------------------------------------------------------


The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2006.

Janus Adviser Foreign Stock Fund


Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.6%
Advertising Agencies - 0%
                83    Interpublic Group of Companies, Inc.*                                                             $        795
Advertising Services - 2.4%
             6,758    WPP Group PLC                                                                                           83,431
Agricultural Chemicals - 4.8%
             1,177    Syngenta A.G.*                                                                                         164,184
Audio and Video Products - 1.3%
               900    Sony Corp.                                                                                              45,211
Beverages - Wine and Spirits - 2.7%
             5,502    Diageo PLC                                                                                              90,800
Brewery - 2.8%
             2,328    Heineken N.V.                                                                                           94,308
Broadcast Services and Programming - 1.6%
             2,640    Grupo Televisa S.A. (ADR)                                                                               55,968
Cellular Telecommunications - 2.5%
            35,894    Vodafone Group PLC                                                                                      84,764
Chemicals - Diversified - 1.9%
             1,141    Akzo Nobel N.V.                                                                                         65,698
Chemicals - Specialty - 3.7%
               152    Givaudan S.A.                                                                                          127,586
Distribution/Wholesale - 2.7%
            11,500    Esprit Holdings, Ltd.                                                                                   91,813
Diversified Operations - 8.3%
             8,000    Hutchison Whampoa, Ltd.                                                                                 78,521
             1,187    Louis Vuitton Moet Hennessy S.A.                                                                       124,969
             4,427    Smiths Group PLC                                                                                        82,303
                                                                                                                             285,793
Electronic Components - Miscellaneous - 4.5%
             4,436    Koninklijke (Royal) Philips Electronics N.V.                                                           153,064
Finance - Consumer Loans - 2.6%
               730    Acom Company, Ltd.                                                                                      42,570
               750    Promise Company, Ltd.                                                                                   46,239
                                                                                                                              88,809
Food - Diversified - 2.3%
               262    Nestle S.A.                                                                                             79,908
Hotels and Motels - 1.7%
               926    Accor S.A.                                                                                              58,284
Insurance Brokers - 5.6%
             5,500    Willis Group Holdings, Ltd.                                                                            193,325
Machinery - Pumps - 4.6%
             2,243    Pfeiffer Vacuum Technology A.G.                                                                        156,798
Medical - Drugs - 6.3%
             3,783    GlaxoSmithKline PLC                                                                                    107,341
             1,800    Takeda Pharmaceutical Company, Ltd.                                                                    110,025
                                                                                                                             217,366
Miscellaneous Manufacturing - 2.5%
            39,894    FKI PLC                                                                                                 85,298
Multimedia - 3.3%
             3,105    Vivendi Universal S.A.                                                                                 113,366
Oil Companies - Integrated - 4.8%
             6,568    BP PLC                                                                                                  81,025
               309    Total S.A. - Class B                                                                                    85,452
                                                                                                                             166,477
Property and Casualty Insurance - 13.2%
                 8    Millea Holdings, Inc.                                                                                  159,487
            33,000    Nipponkoa Insurance Company, Ltd.                                                                      294,743
                                                                                                                             454,230
Publishing - Books - 2.5%
             5,725    Reed Elsevier N.V.                                                                                      84,867
Publishing - Newspapers - 1.5%
            16,677    Independent News & Media PLC                                                                            52,179
Publishing - Periodicals - 1.4%
             1,785    Wolters Kluwer N.V.                                                                                     46,503
Rubber/Plastic Products - 2.8%
             5,000    Tenma Corp.                                                                                             95,727
Television - 4.3%
            15,497    British Sky Broadcasting Group PLC                                                                     148,504
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,218,233)                                                                                       3,385,056
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.3%
Soap and Cleaning Preparations - 1.3%
               382    Henkel KGaA (cost $23,886)                                                                              45,991
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0.1%
Agricultural Chemicals - 0.1%
             1,177    Syngenta S.A. - expires 5/23/06 (cost $0)                                                                1,889
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,242,119) - 100%                                                                          $3,432,936
------------------------------------------------------------------------------------------------------------------------------------



                        Geographic Summary of Investments
                           April 30, 2006 (unaudited)

Country                                    Value    % of Investment Securities

Bermuda                               $  285,138                8.3%
France                                   382,071               11.1%
Germany                                  202,789                5.9%
Hong Kong                                 78,521                2.3%
Ireland                                   52,179                1.5%
Japan                                    794,002               23.1%
Mexico                                    55,968                1.6%
Netherlands                              444,440               13.0%
Switzerland                              373,567               10.9%
United Kingdom                           763,466               22.3%
United States                                795                0.0%

Total                                $ 3,432,936              100.0%


Notes to Schedule of Investments (unaudited)


ADR                  American Depositary Receipt

PLC                  Public Limited Company

*        Non-income-producing security

Janus Adviser Forty Fund


Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.3%
Agricultural Chemicals - 5.5%
           451,260    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                     $        42,725,297
           379,688    Syngenta A.G.*                                                                                      52,964,057
                                                                                                                          95,689,354
Agricultural Operations - 1.1%
           347,455    Bunge, Ltd.                                                                                         18,536,724
Athletic Footwear - 1.8%
           375,730    NIKE, Inc. - Class B                                                                                30,749,743
Casino Hotels - 8.4%
           840,975    Harrah's Entertainment, Inc.#                                                                       68,657,199
         1,210,425    Las Vegas Sands Corp.*                                                                              78,447,644
                                                                                                                         147,104,843
Coal - 2.5%
           695,075    Peabody Energy Corp.                                                                                44,387,490
Computers - 3.9%
           493,095    Apple Computer, Inc.*                                                                               34,708,957
           445,590    Research In Motion, Ltd. (U.S. Shares)*                                                             34,145,562
                                                                                                                          68,854,519
Computers - Memory Devices - 0.9%
         1,114,990    EMC Corp.*                                                                                          15,063,515
Cosmetics and Toiletries - 3.0%
           907,310    Procter & Gamble Co.                                                                                52,814,515
E-Commerce/Services - 1.0%
           524,625    eBay, Inc.*                                                                                         18,052,346
Entertainment Software - 3.6%
         1,114,690    Electronic Arts, Inc.*                                                                              63,314,392
Finance - Consumer Loans - 0.4%
           131,280    SLM Corp.                                                                                            6,942,086
Finance - Investment Bankers/Brokers - 3.1%
           334,690    Goldman Sachs Group, Inc.                                                                           53,647,460
Food - Retail - 0.3%
            97,580    Whole Foods Market, Inc.                                                                             5,989,460
Machinery - Farm - 1.1%
           212,265    Deere & Co.                                                                                         18,632,622
Medical - Biomedical and Genetic - 7.2%
         1,716,410    Celgene Corp.*                                                                                      72,363,845
           680,580    Genentech, Inc.*                                                                                    54,249,032
                                                                                                                         126,612,877
Medical - HMO - 5.2%
           963,775    Aetna, Inc.                                                                                         37,105,338
         1,079,135    UnitedHealth Group, Inc.                                                                            53,676,174
                                                                                                                          90,781,512
Medical Instruments - 3.7%
           505,790    Intuitive Surgical, Inc.*                                                                           64,235,330
Oil Companies - Exploration and Production - 4.8%
           826,425    Apache Corp.                                                                                        58,709,232
           372,128    EOG Resources, Inc.                                                                                 26,134,549
                                                                                                                          84,843,781
Oil Companies - Integrated - 14.5%
           242,300    Amerada Hess Corp.#                                                                                 34,714,321
           780,925    BP PLC (ADR)                                                                                        57,569,791
         1,420,980    ConocoPhillips                                                                                      95,063,563
           651,265    Occidental Petroleum Corp.                                                                          66,910,966
                                                                                                                         254,258,641
Oil Refining and Marketing - 2.3%
           613,210    Valero Energy Corp.                                                                                 39,699,215
Optical Supplies - 2.1%
           363,380    Alcon, Inc. (U.S. Shares)                                                                           36,959,380
Radio - 1.5%
         1,296,250    XM Satellite Radio Holdings, Inc. - Class A*,#                                                      26,210,175
Retail - Apparel and Shoe - 0.6%
           269,697    Industria de Diseno Textil S.A.                                                                     10,973,113
Retail - Auto Parts - 2.5%
         1,068,312    Advance Auto Parts, Inc.                                                                            42,967,509
Retail - Building Products - 1.5%
           404,980    Lowe's Companies, Inc.                                                                              25,533,989
Retail - Restaurants - 0.7%
           348,455    Starbucks Corp.*                                                                                    12,986,918
Soap and Cleaning Preparations - 1.0%
           494,015    Reckitt Benckiser PLC                                                                               18,008,242
Super-Regional Banks - 4.4%
         1,121,740    Wells Fargo & Co.                                                                                   77,052,321
Web Portals/Internet Service Providers - 2.7%
           112,740    Google, Inc. - Class A*                                                                             47,118,556
Wireless Equipment - 2.0%
           684,425    QUALCOMM, Inc.                                                                                      35,138,380
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,219,035,690)                                                                               1,633,159,008
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.7%
        65,000,000    Janus Institutional Cash Reserves Fund
                          4.83% (cost $65,000,000)                                                                        65,000,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 0.9%
        15,143,011    State Street Navigator Securities Lending
                          Prime Portfolio+ (cost $15,143,011)                                                             15,143,011
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 1.7%
       $10,000,000    Fannie Mae, 4.58%, 6/12/06                                                                           9,946,567
        20,000,000    Federal Home Loan Bank System, 4.57%, 5/26/06                                                       19,936,528
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term U.S. Government Agencies (amortized cost $29,883,095)                                                    29,883,095
------------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 0.4%
         6,300,000    Dexia CLF Finance Co., ETD
                          4.85%, 5/1/06 (cost $6,300,000)                                                                  6,300,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,335,361,796) - 100%                                                                  $1,749,485,114
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                           April 30, 2006 (unaudited)

Country                                 Value        % of Investment Securities

Bermuda                            $   18,536,724               1.1%
Canada                                 76,870,859               4.4%
Spain                                  10,973,113               0.6%
Switzerland                            89,923,437               5.1%
United Kingdom                         75,578,033               4.3%
United States++                     1,477,602,948              84.5%

Total                              $1,749,485,114             100.0%

++Includes Short-Term Securities and Other Securities (77.8% excluding Short-Term Securities and Other Securities)



Notes to Schedule of Investments (unaudited)


ADR               American Depositary Receipt

ETD               Euro Time Deposit

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an
                  American Stock Exchange.



* Non-income-producing security
# Loaned security; a portion or all of the security is on loan as of April 30,
  2006.
+ The security is purchased with the cash collateral received from securities on loan.

Janus Adviser Growth and Income Fund


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 84.4%
Advertising Sales - 1.0%
            57,500    Lamar Advertising Co.*                                                                            $  3,161,925
Aerospace and Defense - 1.7%
            61,655    Boeing Co.                                                                                           5,145,110
Agricultural Operations - 0.9%
            76,645    Archer-Daniels-Midland Co.                                                                           2,785,279
Applications Software - 1.9%
           243,985    Microsoft Corp.                                                                                      5,892,238
Beverages - Non-Alcoholic - 1.7%
            90,811    PepsiCo, Inc.                                                                                        5,288,833
Building - Residential and Commercial - 0.7%
             2,675    NVR, Inc.*,#                                                                                         2,019,625
Casino Hotels - 1.1%
            39,800    Harrah's Entertainment, Inc.                                                                         3,249,272
Computers - 2.2%
           117,175    Dell, Inc.*                                                                                          3,069,985
           111,295    Hewlett-Packard Co.                                                                                  3,613,749
                                                                                                                           6,683,734
Computers - Memory Devices - 1.0%
           228,495    EMC Corp.*                                                                                           3,086,967
Cosmetics and Toiletries - 2.2%
           116,420    Procter & Gamble Co.                                                                                 6,776,808
Dental Supplies and Equipment - 0.4%
           130,770    Align Technology, Inc.*                                                                              1,149,468
Diversified Operations - 4.1%
           305,277    General Electric Co.                                                                                10,559,531
           965,000    Melco International Development, Ltd.                                                                2,171,882
                                                                                                                          12,731,413
Electronic Components - Semiconductors - 9.5%
           406,560    Advanced Micro Devices, Inc.*                                                                       13,152,215
            67,024    NVIDIA Corp.*                                                                                        1,958,441
             5,085    Samsung Electronics Company, Ltd.                                                                    3,471,947
            18,021    Samsung Electronics Company, Ltd. (GDR)                                                              6,145,161
            83,105    Spansion, Inc. - Class A*                                                                            1,422,758
            95,610    Texas Instruments, Inc.                                                                              3,318,623
                                                                                                                          29,469,145
Electronic Forms - 0.5%
            37,775    Adobe Systems, Inc.*                                                                                 1,480,780
Enterprise Software/Services - 1.9%
           405,510    Oracle Corp.*                                                                                        5,916,391
Entertainment Software - 1.4%
            76,065    Electronic Arts, Inc.*                                                                               4,320,492
Finance - Investment Bankers/Brokers - 4.4%
           149,835    Citigroup, Inc.                                                                                      7,484,259
           135,485    JP Morgan Chase & Co.                                                                                6,148,309
                                                                                                                          13,632,568
Finance - Mortgage Loan Banker - 1.8%
           108,100    Fannie Mae                                                                                           5,469,860
Food - Canned - 0.4%
            46,713    TreeHouse Foods, Inc.*                                                                               1,223,881
Food - Dairy Products - 1.3%
            97,345    Dean Foods Co.*                                                                                      3,855,835
Hotels and Motels - 0.6%
            34,800    Four Seasons Hotels, Inc.                                                                            1,879,896
Industrial Automation and Robotics - 1.2%
            51,970    Rockwell Automation, Inc.                                                                            3,765,746
Medical - Drugs - 3.5%
            43,389    Roche Holding A.G.**                                                                                 6,671,733
            43,422    Sanofi-Aventis**,#                                                                                   4,094,916
                                                                                                                          10,766,649
Medical - HMO - 4.7%
           123,450    Aetna, Inc.                                                                                          4,752,825
            45,550    Coventry Health Care, Inc.*                                                                          2,262,469
           152,475    UnitedHealth Group, Inc.                                                                             7,584,106
                                                                                                                          14,599,400
Networking Products - 1.3%
           189,565    Cisco Systems, Inc.*                                                                                 3,971,387
Oil - Field Services - 1.0%
            41,405    Halliburton Co.                                                                                      3,235,801
Oil Companies - Exploration and Production - 3.1%
            22,785    Apache Corp.                                                                                         1,618,646
           157,284    EnCana Corp. (U.S. Shares)#                                                                          7,872,065
                                                                                                                           9,490,711
Oil Companies - Integrated - 9.2%
            25,630    Amerada Hess Corp.                                                                                   3,672,010
           162,200    Exxon Mobil Corp.                                                                                   10,231,575
            91,724    Petro-Canada                                                                                         4,512,160
           114,856    Suncor Energy, Inc.                                                                                  9,835,261
                                                                                                                          28,251,006
Oil Refining and Marketing - 1.6%
            77,000    Valero Energy Corp.                                                                                  4,984,980
Pharmacy Services - 1.0%
            68,630    Caremark Rx, Inc.                                                                                    3,126,097
Retail - Consumer Electronics - 0.6%
            34,850    Best Buy Company, Inc.                                                                               1,974,601
Retail - Jewelry - 1.1%
            95,395    Tiffany & Co.#                                                                                       3,328,332
Retail - Pet Food and Supplies - 0.9%
           104,530    PETsMART, Inc.#                                                                                      2,891,300
Semiconductor Components/Integrated Circuits - 1.6%
            69,645    Linear Technology Corp.                                                                              2,472,398
            70,141    Maxim Integrated Products, Inc.                                                                      2,473,171
                                                                                                                           4,945,569
Shipbuilding - 0.9%
            95,130    Daewoo Shipbuilding & Marine Engineering Company, Ltd.                                               2,778,659
Steel - Producers - 1.6%
           346,965    Tata Steel, Ltd.                                                                                     4,900,398
Super-Regional Banks - 1.4%
           135,117    U.S. Bancorp                                                                                         4,248,078
Telecommunication Services - 0.6%
           189,151    Bharti Tele-Ventures, Ltd.*                                                                          1,709,099
Television - 1.5%
           485,994    British Sky Broadcasting Group PLC                                                                   4,657,169
Therapeutics - 0.6%
            34,665    Neurocrine Biosciences, Inc.*                                                                        1,988,384
Tobacco - 0.9%
            36,235    Altria Group, Inc.                                                                                   2,650,953
Toys - 1.0%
           161,495    Marvel Entertainment, Inc.*,#                                                                        3,150,767
Transportation - Railroad - 1.0%
            71,450    Canadian National Railway Co. (U.S. Shares)                                                          3,208,820
Transportation - Services - 1.0%
            37,775    United Parcel Service, Inc. - Class B                                                                3,062,419

Web Portals/Internet Service Providers - 1.5%
           143,755    Yahoo!, Inc.*                                                                                        4,712,289
Wireless Equipment - 0.9%
           128,690    Nokia Oyj (ADR)**                                                                                    2,916,115
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $197,149,466)                                                                                   260,534,249
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 9.2%
Finance - Investment Bankers/Brokers - 7.8%
            13,655    Goldman Sachs Group, Inc., convertible, (Amerada Hess Corp.), 19.45% a                               2,003,844
            15,735    Goldman Sachs Group, Inc., convertible, (Amerada Hess Corp.), 8.50% a                                2,280,017
            25,900    Goldman Sachs Group, Inc., convertible, (Apple Computer, Inc.), 25.8% a                              1,868,970
            27,085    Goldman Sachs Group, Inc., convertible, (Suncor Energy, Inc.), 9.05% a                               2,197,948
            48,280    Lehman Brothers Holdings, Inc., convertible, (Advanced Micro Devices, Inc.), 20.00% a                1,684,489
            48,280    Lehman Brothers Holdings, Inc., convertible, (Advanced Micro Devices, Inc.), 0% a                    1,797,464
            25,915    Lehman Brothers Holdings, Inc., convertible, (SanDisk Corp.), 28.20% a                               1,726,198
            13,555    Lehman Brothers Holdings, Inc., convertible, (Whole Foods Market, Inc.), 18.55% a                    1,926,504
            39,315    Merrill Lynch & Company, Inc., convertible, (Valero Energy Corp.), 16.55% (144A) ss.                 2,384,848
            49,060    Morgan Stanley Co., convertible, (Amylin Pharmaceuticals, Inc.), 12.00% (144A) ss.                   2,191,510
            95,250    Morgan Stanley Co., convertible, (Juniper Networks, Inc.), 13.00% (144A) ss.                         1,780,223
            19,091    Morgan Stanley Co., convertible, (Neurocrine Biosciences, Inc.), 7.25% a                             1,053,060
           192,145    Morgan Stanley Co., convertible, (Sirius Satellite Radio, Inc.), 14.00% (144A) ss.                     964,568
                                                                                                                          23,859,643
Special Purpose Entity - 1.4%
            39,035    Allegro Investment Corporation S.A., convertible, (SanDisk Corp.), 20.65%**, a                       2,451,979
            17,465    IXIS Financial Products, Inc., convertible, (Alcon, Inc.), 20.90% (144A) ss.                         1,916,784
                                                                                                                           4,368,763
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $28,941,942)                                                                   28,228,406
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.9%
Electronic Components - Semiconductors - 0.8%
             4,710    Samsung Electronics Company, Ltd.                                                                    2,551,749
Oil Companies - Integrated - 1.1%
            26,750    Amerada Hess Corp., convertible, 7.00%                                                               3,226,318
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $3,265,604)                                                                                    5,778,067
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.5%
        13,787,312    State Street Navigator Securities Lending
                         Prime Portfolio + (cost $13,787,312)                                                             13,787,312

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $243,144,324) - 100%                                                                      $308,328,034
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                           April 30, 2006 (unaudited)

Country                                   Value       % of Investment Securities

Canada                                $ 27,308,202               8.9%
Finland                                  2,916,115               0.9
France                                   4,094,916               1.3
Hong Kong                                2,171,882               0.7
India                                    6,609,497               2.1
Luxembourg                               2,451,979               0.8
South Korea                             14,947,516               4.9
Switzerland                              6,671,733               2.2
United Kingdom                           4,657,169               1.5
United States++                        236,499,025              76.7

Total                                 $308,328,034             100.0%
                                      ============    ==========================

++ Includes Other Securities (72.2% excluding Other Securities)

Forward Currency Contracts
Open at April 30, 2006

                                                               Currency Value in    Unrealized
Currency Sold and Settlement Date       Currency Units Sold          $ U.S.         Gain/(Loss)
----------------------------------------------------------------------------------------------
Euro 6/28/06                                      1,175,000    $       1,487,979    $  (33,846)
Euro 10/19/06                                       200,000              254,956        (3,774)
Swiss Franc 6/28/06                               1,060,000              860,545        (9,276)
Swiss Franc 8/10/06                               1,325,000            1,080,556       (54,093)
----------------------------------------------------------------------------------------------
Total                                                          $       3,684,036    $ (100,989)



Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on
                  an American Stock Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.


*     Non-income-producing security
** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.
a     Security is illiquid.
# Loaned security; a portion or all of the security is on loan as of April 30, 2006.
+ The security is purchased with the cash collateral received from securities on loan.

ss.   Schedule of Restricted and Illiquid Securities


                                                                                                          Value as a %
                                                              Acquisition   Acquisition                  of Investment
                                                                 Date           Cost           Value       Securities
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund
IXIS Financial Products, Inc.
   convertible, (Alcon Inc.), 20.90% (144A)                     2/9/06      $   1,993,455    $1,916,784        0.6%
Merrill Lynch & Company, Inc.
   convertible, (Valero Energy Corp.), 16.55% (144A)            1/23/06         2,400,181     2,384,848        0.8%
Morgan Stanley Co.
   convertible, (Amylin Pharmaceuticals, Inc.), 12.00% (144A)   4/21/06         2,330,841     2,191,510        0.7%
Morgan Stanley Co.
   convertible, (Juniper Networks), 13.00% (144A)               1/9/06          2,002,155     1,780,223        0.6%
Morgan Stanley Co.
   convertible, (Sirius Satellite Radio, Inc.), 14.00% (144A)   1/11/06         1,200,906       964,568        0.3%
---------------------------------------------------------------------------------------------------------------------
                                                                            $   9,927,538    $9,237,933        3.0%
---------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2006 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                            $    12,910,710

 Janus Adviser High-Yield Fund


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 89.1%
Advertising Sales - 0.2%
           $ 5,000    Lamar Advertising Co., 2.875% senior notes, due 12/31/10#                                              $ 5,919
Advertising Services - 1.0%
            13,000    R.H. Donnelley Corp., 6.875%, senior discount notes, due 1/15/13 (144A)                                 12,090
             7,000    R.H. Donnelley Corp., 6.875%, senior discount notes, due 1/15/13 (144A)                                  6,510
            10,000    R.H. Donnelley Corp., 8.875%, senior notes, due 1/15/16 (144A)                                          10,288
                                                                                                                              28,888
Aerospace and Defense - Equipment - 0.2%
             7,000    DRS Technologies, Inc., 6.875%, senior subordinated notes, due 11/1/13                                   6,939
Agricultural Chemicals - 0.2%
             6,000    IMC Global, Inc.- Series B, 10.875%, company guaranteed notes, due 6/1/08                                6,480
Airlines - 0.6%
             7,000    AMR Corp., 9.00%, debentures, due 8/1/12#                                                                6,738
             9,663    US Airways Group, Inc., 8.3301%, bank loan, due 3/31/11p                                                 9,780
                                                                                                                              16,518
Apparel Manufacturers - 1.2%
             5,000    Levi Strauss & Co., 9.28%, senior unsubordinated notes, due 4/1/12p,#                                    5,206
            13,000    Levi Strauss & Co., 9.75%, senior notes, due 1/15/15#                                                   13,715
            14,000    Levi Strauss & Co., 8.875%, senior notes, due 4/1/16 (144A)                                             14,035
             3,000    Russell Corp., 9.25%, company guaranteed notes, due 5/1/10#                                              3,135
                                                                                                                              36,091
Applications Software - 0.1%
             2,000    Serena Software, Inc., 10.375%, senior subordinated notes, due 3/15/16 (144A)                            2,130
Athletic Equipment - 0.2%
             5,000    Riddell Bell Holdings, Inc., 8.375%, company guaranteed notes, due 10/1/12                               4,988
Automotive - Cars and Light Trucks - 1.6%
             8,000    Ford Capital B.V., 9.50%, debentures, due 6/1/10#                                                        7,120
            18,000    Ford Motor Co., 7.25%, notes, due 10/1/08#                                                              16,335
            10,000    Ford Motor Co., 7.45%, notes, due 7/16/31#                                                               7,300
            13,000    General Motors Corp., 7.125%, senior notes, due 7/15/13                                                  9,783
             9,000    General Motors Corp., 8.375%, debentures, due 7/15/33#                                                   6,705
                                                                                                                              47,243
Automotive - Truck Parts and Equipment - Original - 1.9%
            16,000    Accuride Corp., 8.50%, company guaranteed notes, due 2/1/15                                             15,799
             6,000    Lear Corp., 8.11%, company guaranteed notes, due 5/15/09#                                                5,865
             3,074    Lear Corp., 0%, bank loan, due 4/25/12p                                                                  3,078
             4,000    Lear Corp., 5.75%, company guaranteed notes, due 8/1/14#                                                 3,360
             2,000    Tenneco Automotive, Inc., 10.25%, secured notes, due 7/15/13                                             2,215
             7,000    Tenneco Automotive, Inc., 8.625%, company guaranteed notes, due 11/15/14#                                7,088
             4,000    TRW Automotive, Inc., 9.375%, senior notes, due 2/15/13                                                  4,300
             6,000    United Components, Inc., 9.375%, senior subordinated notes, due 6/15/13                                  5,880
             8,000    Visteon Corp., 8.25%, senior notes, due 8/1/10                                                           7,180
                                                                                                                              54,765
Automotive - Truck Parts and Equipment - Replacement - 0.1%
             2,000    Affinia Group, Inc., 9.00%, company guaranteed notes, due 11/30/14                                       1,775
Building - Heavy Construction - 0.4%
            11,000    Ahern Rentals, Inc., 9.25%, company guaranteed notes, due 8/15/13                                       11,468
Building - Maintenance and Service - 0.3%
             8,000    HydroChem Industrial Services, Inc., 9.25%, senior subordinated notes, due 2/15/13 (144A)ss.             7,940
Building - Residential and Commercial - 0.9%
             8,000    Beazer Homes USA, Inc., 6.875%, company guaranteed notes, due 7/15/15                                    7,660
             6,000    K. Hovnanian Enterprises, Inc., 6.50%, company guaranteed notes, due 1/15/14                             5,660
             3,000    K. Hovnanian Enterprises, Inc., 7.50%, company guaranteed notes, due 5/15/16                             2,965
            10,000    William Lyon Homes, Inc., 10.75%, company guaranteed notes, due 4/1/13                                  10,000
                                                                                                                              26,285
Building and Construction Products - Miscellaneous - 0.8%
            11,000    Nortek, Inc., 8.50%, senior subordinated notes, due 9/1/14                                              11,275
            14,000    Ply Gem Industries, Inc., 9.00%, senior subordinated notes, due 2/15/12#                                13,475
                                                                                                                              24,750
Building Products - Air and Heating - 0.2%
             6,000    Goodman Global Holdings, Inc., 7.875%, senior subordinated notes, due 12/15/12                           6,000
Building Products - Wood - 0.3%
             9,000    Ainsworth Lumber Company, Ltd., 7.25%, company guaranteed notes, due 10/1/12                             8,078
Cable Television - 2.6%
             4,000    Cablevision Systems Corp., 8.00%, senior notes, due 4/15/12#                                             3,990
            22,000    CCH I LLC, 11.00%, secured notes, due 10/1/15                                                           19,579
            13,000    Charter Communications Holdings II, 10.25%, senior notes, due 9/15/10                                   13,098
             9,730    Charter Communications Operating LLC, 0%, bank loan, due 4/27/11p                                        9,762
             8,000    Charter Communications Operating LLC, 8.00%, senior notes, due 4/30/12                                   8,040
             6,000    CSC Holdings, Inc., 7.00%, senior notes, due 4/15/12 (144A)p                                             5,970
             2,875    CSC Holdings, Inc., 6.67%, bank loan, due 3/30/13p                                                       2,885
            13,000    Mediacom LLC/Mediacom Capital Corp., 9.50%, senior notes, due 1/15/13                                   13,293
                                                                                                                              76,617
Casino Hotels - 3.7%
            10,000    Boyd Gaming Corp., 7.125%, senior subordinated notes, due 2/1/16                                        10,012
             2,000    Majestic Star Casino LLC, 9.50%, company guaranteed notes, due 10/15/10#                                 2,130
            13,000    Majestic Star Casino LLC, 9.75%, secured notes, due 1/15/11 (144A)ss.                                   13,324
             5,000    Mandalay Resort Group, 10.25%, senior subordinated notes, due 8/1/07                                     5,238
             5,000    MGM Mirage, Inc., 9.75%, company guaranteed notes, due 6/1/07                                            5,188
             9,000    MGM Mirage, Inc., 8.375%, company guaranteed notes, due 2/1/11#                                          9,473
             7,000    MTR Gaming Group, Inc., 9.75%, company guaranteed notes, due 4/1/10                                      7,438
             5,000    Park Place Entertainment Corp., 9.375%, senior subordinated notes, due 2/15/07                           5,131
             2,000    Poster Financial Group, Inc., 8.75%, secured notes, due 12/1/11                                          2,110
            10,000    Station Casinos, Inc., 6.875%, senior subordinated notes, due 3/1/16                                     9,825
             4,000    Station Casinos, Inc., 6.625%, senior subordinated notes, due 3/15/18 (144A)                             3,805
            34,000    Trump Entertainment Resorts, Inc., 8.50%, secured notes, due 6/1/15                                     33,489
                                                                                                                             107,163
Casino Services - 1.3%
            28,000    Virgin River Casino Corp., 9.00%, company guaranteed notes, due 1/15/12p                                28,420
            13,000    Virgin River Casino Corp., 0%, senior subordinated notes, due 1/15/13                                    8,775
                                                                                                                              37,195
Cellular Telecommunications - 3.1%
             8,000    Centennial Communications Corp., 10.00%, senior notes, due 1/1/13                                        8,320
             8,000    Centennial Communications Corp., 10.125%, company guaranteed notes, due 6/15/13                          8,750
             6,000    Dobson Cellular Systems, Inc., 9.875%, secured notes, due 11/1/12                                        6,555
             6,000    Dobson Communications Corp., 8.85%, senior notes, due 10/15/12p,#                                        6,090
             7,000    Dobson Communications Corp., 8.875%, senior notes, due 10/1/13#                                          7,158
            13,000    Nextel Communications, Inc., 6.875%, senior notes, due 10/31/13                                         13,342
            12,000    Nextel Communications, Inc., 5.95%, senior notes, due 3/15/14                                           11,800
            10,000    Rogers Cantel, Inc., 9.75%, debentures, due 6/1/16                                                      11,975
             7,000    Rogers Wireless Communications, Inc., 7.61625%, secured notes, due 12/15/10p                             7,210
             5,000    Rogers Wireless Communications, Inc., 8.00%, senior subordinated notes, due 12/15/12                     5,250
             5,000    Rogers Wireless Communications, Inc., 7.50%, secured notes, due 3/15/15                                  5,263
                                                                                                                              91,713
Chemicals - Diversified - 3.1%
             4,000    Huntsman Company LLC, 11.85%, company guaranteed notes, due 7/15/11p                                     4,200
            14,000    Ineos Group Holdings PLC, 8.50%, notes, due 2/15/16 (144A)                                              13,300
             6,000    Lyondell Chemical Co., 9.50%, company guaranteed notes, due 12/15/08                                     6,255
            18,000    Lyondell Chemical Co., 9.50%, company guaranteed notes, due 12/15/08                                    18,765
            26,000    Lyondell Chemical Co., 11.125%, secured notes, due 7/15/12#                                             28,729
            20,000    Nova Chemicals Corp., 6.50%, senior notes, due 1/15/12                                                  18,700
                                                                                                                              89,949
Chemicals - Plastics - 0.9%
             6,000    Polyone Corp., 10.625%, company guaranteed notes, due 5/15/10                                            6,480
            13,000    PolyOne Corp., 8.875%, senior notes, due 5/1/12#                                                        13,195
             6,000    Resolution Performance Products LLC, 13.50%, senior subordinated notes, due 11/15/10                     6,420
                                                                                                                              26,095
Chemicals - Specialty - 2.0%
             8,000    Chemtura Corp., 6.875%, senior notes, due 6/1/16                                                         7,977
             6,000    MacDermid, Inc., 9.125%, company guaranteed notes, due 7/15/11                                           6,300
             7,000    Nalco Co., 7.75%, senior notes, due 11/15/11                                                             7,035
            16,000    OM Group, Inc., 9.25%, company guaranteed notes, due 12/15/11                                           16,520
            20,000    Tronox Worldwide LLC, 9.50%, senior notes, due 12/1/12 (144A)                                           20,999
                                                                                                                              58,831
Computer Services - 0.4%
             3,000    SunGard Data Systems, Inc., 9.125%, senior unsecured notes, due 8/15/13 (144A)                           3,203
             7,000    SunGard Data Systems, Inc., 10.25%, senior subordinated notes, due 8/15/15(144A)                         7,525
                                                                                                                              10,728
Consumer Products - Miscellaneous - 1.0%
             5,072    Amscan Holdings, Inc., 9.77%, bank loan, due 12/22/13p                                                   5,110
            13,000    Jarden Corp., 9.75%, company guaranteed notes, due 5/1/12#                                              13,520
            10,000    Visant Holding Corp., 8.75%, senior notes, due 12/1/13 (144A)                                            9,750
                                                                                                                              28,380
Containers - Metal and Glass - 1.4%
            18,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                     18,720
             4,000    Owens-Brockway Glass Container, Inc., 8.25%, company guaranteed notes, due 5/15/13                       4,110
            11,000    Owens-Illinois, Inc., 8.10%, senior notes, due 5/15/07                                                  11,110
             8,000    Owens-Illinois, Inc., 7.80%, debentures, due 5/15/18                                                     7,800
                                                                                                                              41,740
Containers - Paper and Plastic - 2.1%
             8,000    Graham Packaging Co., 8.50%, company guaranteed notes, due 10/15/12                                      8,160
            39,000    Graham Packaging Co., 9.875%, subordinated notes, due 10/15/14#                                         40,072
            14,000    Smurfit-Stone Container Corp., 7.375%, company guaranteed notes, due 7/15/14#                           12,880
                                                                                                                              61,112
Direct Marketing - 0.7%
            19,000    Affinion Group, Inc., 11.50%, senior subordinated notes, due 10/15/15 (144A)                            19,475
Diversified Operations - 2.1%
            26,000    Covalence Specialty Materials Corp., 10.25%, senior subordinated notes, due 3/1/16 (144A)               26,779
            16,000    J.B. Poindexter & Company, Inc., 8.75%, company guaranteed notes, due 3/15/14                           12,999
             6,000    Jacuzzi Brands, Inc., 9.625%, secured notes, due 7/1/10                                                  6,428
             6,000    Kansas City Southern, 7.50%, company guaranteed notes, due 6/15/09                                       6,068
             9,000    Park-Ohio Industries, Inc., 8.375%, company guaranteed notes, due 11/15/14                               8,505
                                                                                                                              60,779
Electric - Generation - 0.9%
            13,000    AES Corp., 8.875%, senior notes, due 2/15/11#                                                           13,975
            11,000    Edison Mission Energy, 7.73%, senior notes, due 6/15/09                                                 11,261
                                                                                                                              25,236
Electric - Integrated - 3.5%
             6,000    Allegheny Energy Supply Company LLC, 7.80%, notes, due 3/15/11                                           6,345
             6,000    Allegheny Energy Supply Company LLC, 8.25%, senior unsecured notes, due 4/15/12 (144A)ss.                6,525
            15,000    CMS Energy Corp., 7.50%, senior notes, due 1/15/09                                                      15,356
             7,000    CMS Energy Corp., 6.875%, senior unsecured notes, due 12/15/15#                                          6,965
            13,000    MidAmerican Energy Holdings Co., 6.125%, bonds, due 4/1/36 (144A)                                       12,401
            23,000    Mission Energy Holding, Inc., 13.50%, secured notes, due 7/15/08                                        26,133
             4,000    Nevada Power Co., 5.875%, general refunding mortgage, due 1/15/15                                        3,854
             9,000    TXU Corp., 5.55%, senior notes, due 11/15/14#                                                            8,363
             6,000    TXU Corp., 6.50%, senior notes, due 11/15/24                                                             5,463
            12,000    TXU Corp., 6.55%, notes, due 11/15/34                                                                   10,775
                                                                                                                             102,180
Electronic Components - Miscellaneous - 0.2%
             7,000    Aavid Thermal Technologies, Inc., 12.75%, company guaranteed notes, due 2/1/07                           7,140
Electronic Components - Semiconductors - 1.5%
            13,000    Advanced Micro Devices, Inc., 7.75%, senior notes, due 11/1/12**                                        13,618
            13,000    Amkor Technology, Inc., 9.25% senior notes, due 2/15/08                                                 13,715
            12,000    Freescale Semiconductor, Inc., 7.35%, senior notes, due 7/15/09                                         12,270
             6,000    STATS ChipPAC, Ltd., 6.75%, company guaranteed notes, due 11/15/11                                       5,865
                                                                                                                              45,468
Electronic Parts Distributors - 0.2%
             7,000    Avnet, Inc., 6.00%, notes, due 9/1/15                                                                    6,673
Finance - Auto Loans - 2.6%
            23,000    Ford Motor Credit Co., 6.625%, notes, due 6/16/08                                                       21,610
            16,000    Ford Motor Credit Co., 0%, notes, due 4/15/12                                                           16,018
             6,000    General Motors Acceptance Corp., 6.15%, bonds, due 4/5/07                                                5,888
             6,000    General Motors Acceptance Corp., 5.85%, senior unsubordinated notes, due 1/14/09                         5,641
            24,000    General Motors Acceptance Corp., 7.75%, notes, due 1/19/10                                              23,603
             4,000    General Motors Acceptance Corp., 7.25%, notes, due 3/2/11                                                3,824
                                                                                                                              76,584
Finance - Investment Bankers/Brokers - 0.3%
             7,000    BCP Crystal Holdings Corp., 9.625%, senior subordinated notes, due 6/15/14                               7,700
Finance - Other Services - 0.6%
            12,000    Alamosa Delaware, Inc., 8.50%, senior notes, due 1/31/12                                                12,855
             5,000    Madison River Capital LLC/Madison River Finance Corp., 13.25%, senior notes, due 3/1/10                  5,225
                                                                                                                              18,080
Food - Diversified - 1.7%
            22,000    Chiquita Brands International, Inc., 8.875%, senior notes, due 12/1/15                                  20,240
            11,000    Doane Pet Care Co., 10.625%, senior subordinated notes, due 11/15/15                                    13,420
             2,000    Dole Food Company, Inc., 8.625%, senior notes, due 5/1/09p                                               1,975
             3,000    Dole Food Company, Inc., 7.25%, company guaranteed notes, due 6/15/10                                    2,805
            12,000    Wornick Co., 10.875%, secured notes, due 7/15/11                                                        12,420
                                                                                                                              50,860
Food - Meat Products - 0.6%
            10,000    National Beef Packing Company LLC, 10.50%, senior notes, due 8/1/11p                                    10,075
             7,000    Pierre Foods, Inc., 9.875%, senior subordinated notes, due 7/15/12                                       7,271
                                                                                                                              17,346
Food - Wholesale/Distribution - 0.1%
             1,099    Roundy's Supermarket, Inc., 7.87%, bank loan, due 10/27/11p                                              1,113
             1,105    Roundy's Supermarket, Inc., 7.72%, bank loan, due 10/27/11p                                              1,118
                                                                                                                               2,231
Gambling - Non-Hotel - 1.3%
             8,000    Mohegan Tribal Gaming Authority, 8.00%, senior subordinated notes, due 4/1/12                            8,320
             4,601    Pinnacle Entertainment, Inc., 6.93%, bank loan, due 12/14/11p                                            4,613
            12,000    Pinnacle Entertainment, Inc., 8.25%, senior subordinated notes, due 3/15/12                             12,540
            12,000    River Rock Entertainment Authority, 9.75%, senior notes, due 11/1/11                                    12,930
                                                                                                                              38,403
Gas - Distribution - 0.2%
             2,000    Colorado Interstate Gas Co., 6.80%, senior notes, due 11/15/15 (144A)                                    2,001
             4,000    Colorado Interstate Gas Co., 5.95%, senior notes, due 3/15/15                                            3,784
                                                                                                                               5,785
Health Care Cost Containment - 0.6%
            16,000    Team Health, Inc., 11.25%, senior subordinated notes, due 12/1/13 (144A)ss.                             16,480
Hotels and Motels - 0.2%
             6,000    Starwood Hotels & Resorts Worldwide, Inc., 7.875%, company guaranteed notes, due 5/1/12p                 6,450
Independent Power Producer - 1.8%
            10,000    AES China Generating Company, Ltd., 8.25%, bonds, due 6/26/10                                           10,039
             1,176    NRG Energy, Inc., 6.97938%, bank loan, due 9/30/12p                                                      1,187
             5,157    NRG Energy, Inc., 6.82%, bank loan, due 9/30/12p                                                         5,211
            24,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 2/1/16                                          24,210
             7,000    Reliant Energy, Inc., 9.50%, secured notes, due 7/15/13                                                  7,105
             7,000    Reliant Energy, Inc., 6.75%, secured notes, due 12/15/14                                                 6,370
                                                                                                                              54,122
Machinery - Construction and Mining - 0.3%
             8,000    Terex Corp., 10.375%, company guaranteed notes, due 4/1/11                                               8,420
Machinery - Farm - 0.3%
             8,000    Case New Holland, Inc., 9.25%, company guaranteed notes, due 8/1/11                                      8,500
Medical - Hospitals - 1.0%
             8,000    HCA, Inc., 5.75%, senior notes, due 3/15/14                                                              7,425
             9,000    HCA, Inc., 6.50%, bonds, due 2/15/16                                                                     8,654
             7,000    Tenet Healthcare Corp., 9.50%, senior notes, due 2/1/15 (144A)p                                          7,140
             6,000    Triad Hospitals, Inc., 7.00%, senior subordinated notes, due 11/15/13                                    5,858
                                                                                                                              29,077
Medical - Outpatient and Home Medical Care - 0.2%
             7,000    CRC Health Corp., 10.75%, senior subordinated notes, due 2/1/16 (144A)ss.                                7,193
Metal - Aluminum - 0.7%
            22,000    Novelis, Inc., 7.50%, senior notes, due 2/15/15 (144A)p,#,ss.                                           21,340
Metal - Diversified - 0.4%
            12,000    Earle M. Jorgensen Co., 9.75%, secured notes, due 6/1/12                                                12,960
Metal Products - Fasteners - 0.7%
            19,000    FastenTech, Inc., 12.50%, company guaranteed notes, due 5/1/11p                                         19,380
Miscellaneous Manufacturing - 0.4%
             4,180    Nutro Products, Inc., 0%, bank loan, due 4/26/13p                                                        4,219
             8,000    Nutro Products, Inc., 10.75%, senior subordinated notes, due 4/15/14 (144A)#                             8,280
                                                                                                                              12,499
Multimedia - 0.4%
            11,000    LBI Media, Inc., 10.125%, company guaranteed notes, due 7/15/12#                                        11,825
Non-Hazardous Waste Disposal - 1.1%
            10,000    Allied Waste North America, Inc., 6.375%, secured notes, due 4/15/11                                     9,800
             6,000    Allied Waste North America, Inc., 7.875%, senior notes, due 4/15/13#                                     6,240
            15,000    Allied Waste North America, Inc., 7.25%, senior notes, due 3/15/15#                                     15,263
                                                                                                                              31,303
Office Automation and Equipment - 0.3%
             7,000    Xerox Corp., 6.875%, senior notes, due 8/15/11                                                           7,114
             3,000    Xerox Corp., 6.40%, senior unsecured notes, due 3/15/16                                                  2,921
                                                                                                                              10,035
Office Supplies and Forms - 1.4%
            42,000    Acco Brands Corp., 7.625%, company guaranteed notes, due 8/15/15                                        39,900
Oil - Field Services - 0.3%
             4,000    Hornbeck Offshore Services, Inc., 6.125%, senior notes, due 12/1/14                                      3,850
             6,000    Titan Petrochemicals Group, Ltd., 8.50%, company guaranteed notes, due 3/18/12 (144A)ss.                 5,460
                                                                                                                               9,310
Oil Companies - Exploration and Production - 1.5%
             5,000    Cheseapeake Energy Corp., 6.505, senior notes, due 8/15/17 (144A)                                        4,775
             6,000    Encore Acquisition Co., 6.25%, senior subordinated notes, due 4/15/14                                    5,700
            12,000    Energy Partners, Ltd., 8.75%, company guaranteed notes, due 8/1/10                                      12,270
            13,000    Forest Oil Corp., 8.00%, senior notes, due 6/15/08                                                      13,406
             3,000    Magnum Hunter Resources, Inc., 9.60%, company guaranteed notes, due 3/15/12                              3,203
             4,000    Swift Energy Co., 9.375%, senior subordinated notes, due 5/1/12#                                         4,250
                                                                                                                              43,604
Oil Field Machinery and Equipment - 0.2%
             7,000    Dresser-Rand Group, Inc., 7.375%, senior subordinated notes, due 11/1/14                                 7,158
Paper and Related Products - 3.0%
            10,000    Boise Cascade LLC, 7.475%, company guaranteed notes, due 10/15/12p,#                                    10,075
            18,000    Boise Cascade LLC, 7.125%, company guaranteed notes, due 10/15/14**                                     17,100
             1,063    Georgia Pacific Corp., Inc., 6.97938%, bank loan, due 12/20/12p                                          1,069
            22,448    Georgia Pacific Corp., Inc., 6.88%, bank loan, due 12/20/12p                                            22,562
             1,746    Georgia Pacific Corp., Inc., 8.02938%, bank loan, due 12/23/13p                                          1,782
             1,746    Georgia Pacific Corp., Inc., 7.9575%, bank loan, due 12/23/13p                                           1,782
             1,746    Georgia Pacific Corp., Inc., 7.92%, bank loan, due 12/23/13p                                             1,782
               873    Georgia Pacific Corp., Inc., 7.88%, bank loan, due 12/23/13p                                               891
             1,746    Georgia Pacific Corp., Inc., 7.88%, bank loan, due 12/23/13p                                             1,782
            14,000    NewPage Corp., 12.00%, senior subordinated notes, due 5/1/13                                            15,190
             4,000    Rock-Tenn Co., 8.20%, senior notes, due 8/15/11#                                                         3,980
            10,000    Rock-Tenn Co., 5.625%, bonds, due 3/15/13                                                                8,675
                                                                                                                              86,670
Physician Practice Management - 0.4%
             6,000    US Oncology, Inc., 10.75%, company guaranteed notes, due 8/15/14                                         6,713
             5,000    US Oncology, Inc., 9.26375%, senior notes, due 3/15/15p                                                  5,075
                                                                                                                              11,788
Pipelines - 4.9%
             5,000    ANR Pipeline Co., 8.875%, notes, due 3/15/10                                                             5,308
             6,000    Dynegy Holdings, Inc., 6.875%, senior notes, due 4/1/11                                                  5,760
            13,000    El Paso Corp., 6.50%, debentures, due 6/1/08 (144A)ss.                                                  12,935
             6,000    El Paso Corp., 7.625%, notes, due 9/1/08ss.                                                              6,105
            10,000    El Paso Corp., 6.375%, notes, due 2/1/09 (144A)ss.                                                       9,875
             6,000    El Paso Corp., 7.00%, senior notes, due 5/15/11                                                          5,985
            13,000    El Paso Corp., 9.6255, debentures, due 5/15/12 (144A)ss.                                                14,365
            11,000    El Paso Corp., 7.42%, notes, due 2/15/37 (144A)ss.                                                      10,381
             5,000    El Paso Natural Gas Co., 7.625%, senior notes, due 8/1/10                                                5,181
             4,000    Holly Energy Partners L.P., 6.25%, company guaranteed notes, due 3/1/15                                  3,770
            17,000    Northwest Pipeline Corp., 8.125%, company guaranteed notes, due 3/1/10                                  17,914
             8,000    Southern Natural Gas Co., 8.875%, unsubordinated notes, due 3/15/10                                      8,492
            19,000    Transcontinental Gas Pipe Line Corp., 7.00%, notes, due 8/15/11                                         19,688
            10,000    TransMontaigne, Inc., 9.125%, senior subordinated notes, due 6/1/10                                     10,775
             6,000    Utilicorp Canada Finance Corp., 7.75%, company guaranteed notes, due 6/15/11                             6,210
                                                                                                                             142,744
Private Corrections - 0.3%
             6,000    Corrections Corporation of America, 7.50%, senior notes, due 5/1/11                                      6,075
             4,000    Corrections Corporation of America, 6.25%, company guaranteed notes, due 3/15/13                         3,810
                                                                                                                               9,885
Publishing - Newspapers - 0.7%
            20,000    Block Communications, Inc., 8.25%, senior notes, due 12/15/15 (144A)ss.                                 19,550
Publishing - Periodicals - 2.3%
             7,000    CBD Media Holdings LLC, 9.25%, senior notes, due 7/15/12#                                                7,140
             4,000    CBD Media, Inc., 8.625%, company guaranteed notes, due 6/1/11                                            4,060
            21,000    Dex Media, Inc., 8.00%, notes, due 11/15/13                                                             21,551
             9,000    Primedia, Inc., 10.12375%, senior notes, due 5/15/10p                                                    9,203
            26,000    Primedia, Inc., 8.875%, company guaranteed notes, due 5/15/11#                                          25,024
                                                                                                                              66,978
Racetracks - 0.2%
             6,000    Penn National Gaming, Inc., 6.75%, senior subordinated notes, due 3/1/15                                 5,895
Recycling - 0.3%
             7,000    Aleris International, Inc., 10.375%, secured notes, due 10/15/10                                         7,683
REIT - Health Care - 0.4%
            11,000    Senior Housing Properties Trust, 8.625%, senior notes, due 1/15/12                                      12,045
REIT - Hotels - 0.4%
            13,000    Host Marriott L.P., 6.375%, company guaranteed notes, due 3/15/15#                                      12,578
Rental Auto/Equipment - 0.1%
             3,000    Hertz Corp., 8.875%, senior notes, due 1/1/14 (144A)                                                     3,188
Resorts and Theme Parks - 0.5%
            15,000    Six Flags, Inc., 8.875%, senior notes, due 2/1/10                                                       15,038
Retail - Computer Equipment - 0.7%
             1,000    GSC Holdings Corp., 8.865%, company guaranteed notes, due 10/1/11 (144A)p                                1,031
            20,000    GSC Holdings Corp., 8.00%, company guaranteed notes, due 10/1/12 (144A)#                                20,025
                                                                                                                              21,056
Retail - Drug Store - 1.4%
            14,000    Jean Coutu Group, Inc., 7.625%, senior notes, due 8/1/12#                                               13,755
            19,000    Jean Coutu Group, Inc., 8.50%, senior subordinated notes, due 8/1/14#                                   17,813
            10,000    Rite Aid Corp., 7.50%, company guaranteed notes, due 1/15/15                                             9,825
                                                                                                                              41,393
Retail - Miscellaneous/Diversified - 0.3%
             6,000    Eye Care Centers of America, Inc., 10.75%, company guaranteed notes, due 2/15/15                         6,030
             4,000    Harry & David Operations Corp., 9.82%, company guaranteed notes, due 3/1/12p                             3,810
                                                                                                                               9,840
Retail - Propane Distribution - 0.7%
             4,000    Amerigas Partners L.P., 7.25%, senior unsecured notes, due 5/20/15                                       3,980
            12,000    Ferrellgas Partners L.P., 8.75%, senior notes, due 6/15/12                                              12,120
             4,000    Ferrellgas Partners L.P., 6.75% senior notes, due 5/1/14                                                 3,840
                                                                                                                              19,940
Retail - Regional Department Stores - 0.3%
             8,000    Bon-Ton Stores, Inc., 10.25%, senior notes, due 3/15/14 (144A)                                           7,640
Retail - Restaurants - 1.3%
            17,000    Friendly Ice Cream Corp., 8.375%, senior notes, due 6/15/12#                                            15,173
             6,000    Landry's Restaurants, Inc., 7.50%, company guaranteed notes, due 12/15/14                                5,760
             8,000    Restaurant Co., 10.00%, senior unsecured notes, due 10/1/13                                              7,520
            11,000    VICORP Restaurants, Inc., 10.50%, senior notes, due 4/15/11                                             10,285
                                                                                                                              38,738
Rubber - Tires - 1.8%
            15,000    Goodyear Tire & Rubber Co., 8.50%, notes, due 3/15/07                                                   15,206
            16,000    Goodyear Tire & Rubber Co., 7.857%, notes, due 8/15/11#                                                 15,760
            22,000    Goodyear Tire & Rubber Co., 9.00%, senior notes, due 7/1/15#                                            22,660
                                                                                                                              53,626
Satellite Telecommunications - 1.4%
            19,000    INTELSAT, Ltd., 6.50%, notes, due 11/1/13                                                               14,915
             5,000    INTELSAT Bermuda, Ltd., 8.50%, senior notes, due 1/15/13                                                 5,094
             8,000    INTELSAT Bermuda, Ltd., 8.625%, company guaranteed notes, due 1/15/15p                                   8,320
             8,000    INTELSAT Subsidiary Holding Company, Ltd., 9.61375%, company guaranteed notes, due 1/15/12p              8,120
             4,000    PanAmSat Corp., 9.00%, company guaranteed notes, due 8/15/14                                             4,205
                                                                                                                              40,654
Semiconductor Equipment - 0.1%
             4,000    Sensata Technologies B.V., 8.00%, senior notes, due 5/1/14 (144A)                                        4,020
Special Purpose Entity - 2.0%
             6,000    American Commercial Lines LLC, 9.50%, company guaranteed notes, due 2/15/15                              6,615
             7,338    CCM Merger, Inc., 6.96475%, bank loan, due 7/21/12p                                                      7,373
               780    CCM Merger, Inc., 6.85%, bank loan, due 7/21/12p                                                           784
             1,950    CCM Merger, Inc., 6.80%, bank loan, due 7/21/12p                                                         1,959
             9,000    CCM Merger, Inc., 8.00%, notes, due 8/1/13 (144A)#                                                       8,730
            10,000    Festival Fun Parks LLC, 10.875%, senior notes, due 4/15/14 (144A)                                       10,125
             8,000    K&F Acquisition, Inc., 7.75%, company guaranteed notes, due 11/15/14                                     8,180
             7,315    Vanguard Health Holding Company II LLC, 6.95%, bank loan, due 9/23/11p                                   7,418
             7,000    Vanguard Health Holding Company II LLC, 9.00%, senior subordinated notes, due 10/1/14                    7,228
                                                                                                                              58,412
Steel - Producers - 0.4%
            13,000    AK Steel Corp., 7.75%, company guaranteed notes, due 6/15/12                                            13,163
Telecommunication Equipment - 0.3%
            10,000    Eschelon Operating Co., 8.375%, company guaranteed notes, due 3/15/10                                    9,600
Telecommunication Services - 0.4%
             8,000    Time Warner Telecom Holdings, Inc., 9.25%, company guaranteed notes, due 2/15/14                         8,520
             4,000    US WEST Communications, Inc., 5.625%, notes, due 11/15/08                                                3,940
                                                                                                                              12,460
Telephone - Integrated - 2.8%
             2,000    Cincinnati Bell, Inc., 7.25%, company guaranteed notes, due 7/15/13                                      2,040
             6,000    Cincinnati Bell, Inc., 8.375%, senior subordinated notes, due 1/15/14#                                   6,135
             3,000    Hawaiian Telcom Communications, Inc., 9.75%, senior notes, due 5/1/13 (144A)#ss.,                        3,105
            12,000    Level 3 Financing, Inc., 10.75%, company guaranteed notes, due 10/15/11                                 12,390
             8,000    Level 3 Financing, Inc., 12.25%, senior notes, due 3/15/13 (144A)                                        8,560
             7,000    Qwest Communications International, Inc., 7.50%, company guaranteed notes, due 2/15/14                   7,053
            16,000    Qwest Corp., 7.875%, senior notes, due 9/1/11                                                           16,780
            24,000    Qwest Corp., 8.875%, notes, due 3/15/12p                                                                26,279
                                                                                                                              82,342
Textile - Products - 0.1%
             4,000    Invista, Inc., 9.25%, notes, due 5/1/12 (144A)                                                           4,270
Textile-Home Furnishings - 0.3%
            10,000    Mohawk Industries, Inc., 6.125%, senior unsecured notes, due 1/15/16                                     9,824
Theaters - 0.5%
            13,000    AMC Entertainment, Inc., 11.00%, company guaranteed notes, due 2/1/16 (144A)                            14,105
Transportation - Marine - 0.6%
             5,000    H-Lines Finance Holding Corp., 0%, senior discount notes, due 4/1/13                                     4,250
             7,000    Horizon Lines LLC, 9.00%, company guaranteed notes, due 11/1/12                                          7,289
             8,000    Ship Finance International, Ltd., 8.50%, senior notes, due 12/15/13                                      7,500
                                                                                                                              19,039
Transportation - Railroad - 0.1%
             2,000    TFM S.A. de C.V., 12.50%, senior notes, due 6/15/12                                                      2,215
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $2,614,270)                                                                                    2,615,655
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.1%
Airlines - 0.5%
               450    Continental Airlines, Inc., 6.00%                                                                       14,625
Non-Hazardous Waste Disposal - 0.5%
                40    Allied Waste Industries, Inc., convertible, 6.25%                                                       15,396
REIT - Hotels - 0.1%
               130    Strategic Hotels & Resorts, Inc., 8.50% (144A)ss.                                                        3,303
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $28,505)                                                                                          33,324

------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 9.8%
           284,663    State Street Navigator Securities Lending Prime Portfolio+ (cost $284,663)                             284,663
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,927,438) - 100%                                                                          $2,933,642
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                           April 30, 2006 (unaudited)

                                                               % of Investment
Country                                                Value        Securities

Bermuda                                           $   59,448            2.1%
Canada                                               128,474            4.3%
Mexico                                                 2,215            0.1%
Netherlands                                            7,120            0.2%
Singapore                                              5,865            0.2%
United Kingdom                                        13,300            0.5%
United States++                                    2,717,220           92.6%

                                      Total       $2,933,642          100.0%
                                                  ==========   ===============

++Includes Other Securities (82.8% excluding Other Securities)

Notes to Schedule of Investments (unaudited)



144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

REIT            Real Estate Investment Trust

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, and/or securities with extended settlement dates.

p               Rate is subject to change. Rate shown reflects current rate.

# Loaned security; a portion or all of the security is on loan as of April 30, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                          Value as a %
                                                            Acquisition            Acquisition            of Investment
                                                               Date                    Cost      Value    Securities
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser High-Yield Fund
Allegheny Energy Supply Company LLC, 8.25%
    senior unsecured notes, due 4/15/12 (144A)             8/3/05 - 11/11/05        $  6,746    $  6,525     0.2%
Block Communications, Inc., 8.25%
    senior notes, due 12/15/15 (144A)                      12/13/05 - 4/12/06         19,779      19,550     0.7%
CRC Health Corp., 10.75%
    senior subordinate notes, due 2/1/16 (144A)             2/7/06 - 4/12/06           7,205       7,193     0.2%
El Paso Corp., 6.50%
    debentures, due 6/1/08 (144A)                          8/5/05 - 11/11/05          12,853      12,935     0.4%
El Paso Corp., 7.625%
    notes, due 9/1/08 (144A)                                    1/27/06                6,165       6,105     0.2%
El Paso Corp., 6.375%
    notes, due 2/1/09 (144A)                               8/5/05 - 11/11/05           9,795       9,875     0.3%
El Paso Corp., 9.6255%
    debentures, due 5/15/12 (144A)                         8/5/05 - 11/11/05          14,380      14,365     0.5%
El Paso Corp., 7.42%
    notes, due 2/15/37 (144A)                               8/3/05 - 3/15/06          10,155      10,381     0.4%
Hawaiian Telcom Communications, Inc., 9.75%
    senior notes, due 5/1/13 (144A)                             1/11/06                2,955       3,105     0.1%
HydroChem Industrial Services, Inc., 9.25%
    senior subordinate notes, due 2/15/13 (144A)           1/11/06 - 3/28/06           7,885       7,940     0.3%
Majestic Star Casino LLC, 9.75%
    secured notes, due 1/15/11 (144A)                      12/16/05 - 3/13/06         13,218      13,324     0.6%
Novelis, Inc., 7.50%
    senior notes, due 2/15/15 (144A)                        1/5/06 - 3/15/06          20,986      21,340     0.7%
Strategic Hotels & Resorts, Inc., 8.50% (144A)             11/7/05 - 11/11/05          3,340       3,303     0.1%
Team Health, Inc., 11.25%
    senior subordinated notes, due 12/1/13 (144A)          11/17/05 - 4/19/06         16,325      16,480     0.6%
Titan Petrochemicals Group, Ltd., 8.50%
    company guaranteed notes, due 3/18/12 (144A)                2/13/06                5,655       5,460     0.3%
-----------------------------------------------------------------------------------------------------------------------
                                                                                    $157,442    $158,601     5.5%
-----------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2006. The issuer incurs all registration costs.



Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, and/or securities with extended settlement dates as of April 30, 2006 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser High-Yield  Fund                                   $         7,849



The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2006.

Janus Adviser INTECH Risk-Managed Core Fund


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.0%
Advertising Agencies - 0%
               300    Omnicom Group, Inc.                                                                                    $27,003
Aerospace and Defense - 1.5%
             4,400    Boeing Co.                                                                                             367,180
             3,600    General Dynamics Corp.                                                                                 236,232
             2,500    Lockheed Martin Corp.                                                                                  189,750
               800    Northrop Grumman Corp.                                                                                  53,520
             3,700    Raytheon Co.                                                                                           163,799
             2,500    Rockwell Collins, Inc.                                                                                 143,000
                                                                                                                           1,153,481
Aerospace and Defense - Equipment - 0.1%
               900    B.F. Goodrich Co.                                                                                       40,050
               800    United Technologies Corp.                                                                               50,248
                                                                                                                              90,298
Agricultural Chemicals - 0.3%
             2,700    Monsanto Co.                                                                                           225,180
Agricultural Operations - 0.3%
             5,600    Archer-Daniels-Midland Co.                                                                             203,504
Airlines - 0.4%
            18,900    Southwest Airlines Co.                                                                                 306,558
Apparel Manufacturers - 0.1%
               100    Coach, Inc.*                                                                                             3,302
             1,400    V. F. Corp.                                                                                             85,666
                                                                                                                              88,968
Appliances - 0.4%
             3,598    Whirlpool Corp.                                                                                        322,921
Applications Software - 1.1%
             5,500    Citrix Systems, Inc.*                                                                                  219,560
             4,300    Intuit, Inc.*                                                                                          232,931
            16,800    Microsoft Corp.                                                                                        405,720
                                                                                                                             858,211
Audio and Video Products - 0.3%
             2,500    Harman International Industries, Inc.                                                                  219,975
Automotive - Truck Parts and Equipment - Original - 0.4%
             3,500    Johnson Controls, Inc.                                                                                 285,425
Beverages - Non-Alcoholic - 1.3%
             7,700    Coca-Cola Co.                                                                                          323,092
             6,200    Coca-Cola Enterprises, Inc.                                                                            121,086
             2,000    Pepsi Bottling Group, Inc.                                                                              64,200
             8,800    PepsiCo, Inc.                                                                                          512,512
                                                                                                                           1,020,890
Beverages - Wine and Spirits - 0.5%
             5,100    Brown-Forman Corp. - Class B                                                                           379,950
Broadcast Services and Programming - 0%
               800    Clear Channel Communications, Inc.                                                                      22,824
Building - Residential and Commercial - 0.1%
               800    KB Home                                                                                                 49,256
Cable Television - 0%
               600    Comcast Corp. - Class A*                                                                                18,570
Casino Hotels - 0.1%
               500    Harrah's Entertainment, Inc.                                                                            40,820
Casino Services - 0.1%
             1,500    International Game Technology                                                                           56,895
Chemicals - Specialty - 0.1%
               100    Ashland, Inc.                                                                                            6,582
             1,400    Ecolab, Inc.                                                                                            52,920
               700    Engelhard Corp.                                                                                         26,887
                                                                                                                              86,389
Coatings and Paint Products - 0.2%
             2,900    Sherwin-Williams Co.                                                                                   147,726
Commercial Banks - 1.1%
               400    AmSouth Bancorporation                                                                                  11,576
             7,200    BB&T Corp.                                                                                             309,168
               600    Compass Bancshares, Inc.                                                                                32,976
             1,900    M&T Bank Corp.                                                                                         226,860
             1,000    Regions Financial Corp.                                                                                 36,510
             1,500    Synovus Financial Corp.                                                                                 42,000
             2,700    Zions Bancorporation*                                                                                  224,181
                                                                                                                             883,271
Commercial Services - 0.1%
             2,100    Convergys Corp.*                                                                                        40,887
Commercial Services - Finance - 1.8%
             6,100    Equifax, Inc.                                                                                          235,094
             9,500    Moody's Corp.                                                                                          589,095
            13,600    Paychex, Inc.                                                                                          549,304
                                                                                                                           1,373,493
Computer Aided Design - 0.2%
             4,300    Autodesk, Inc.*                                                                                        180,772
Computer Services - 0.4%
               500    Affiliated Computer Services, Inc. - Class A*                                                           27,880
             1,600    Computer Sciences Corp.*                                                                                93,680
             5,700    Electronic Data Systems Corp.                                                                          154,356
                                                                                                                             275,916
Computers - 1.4%
             6,400    Apple Computer, Inc.*                                                                                  450,496
            19,200    Hewlett-Packard Co.                                                                                    623,424
                                                                                                                           1,073,920
Computers - Integrated Systems - 0%
               600    NCR Corp.*                                                                                              23,640
Computers - Memory Devices - 0.2%
               700    EMC Corp.*                                                                                               9,457
             1,800    SanDisk Corp.*                                                                                         114,894
                                                                                                                             124,351
Consumer Products - Miscellaneous - 0.3%
             2,300    Clorox Co.                                                                                             147,614
             1,100    Fortune Brands, Inc.                                                                                    88,330
                                                                                                                             235,944
Cosmetics and Toiletries - 2.4%
             9,100    Colgate-Palmolive Co.                                                                                  537,992
            22,488    Procter & Gamble Co.                                                                                 1,309,026
                                                                                                                           1,847,018
Data Processing and Management - 1.1%
             5,900    Automatic Data Processing, Inc.                                                                        260,072
             8,000    First Data Corp.                                                                                       381,520
             4,600    Fiserv, Inc.*                                                                                          207,368
                                                                                                                             848,960
Disposable Medical Products - 0%
               300    C.R. Bard, Inc.                                                                                         22,338
Distribution/Wholesale - 0.6%
             5,900    Genuine Parts Co.                                                                                      257,535
             2,200    W.W. Grainger, Inc.                                                                                    169,224
                                                                                                                             426,759
Diversified Financial Services - 0%
               400    Morgan Stanley Co.                                                                                      25,720
Diversified Operations - 2.0%
               200    Cooper Industries, Ltd. - Class A                                                                       18,290
               200    Danaher Corp.                                                                                           12,822
             4,800    Dover Corp.                                                                                            238,800
            23,500    General Electric Co.                                                                                   812,865
             7,800    ITT Industries, Inc.                                                                                   438,594
               300    Parker Hannifin Corp.                                                                                   24,315
                                                                                                                           1,545,686
Drug Delivery Systems - 0.6%
            11,400    Hospira, Inc.*                                                                                         439,470
E-Commerce/Products - 0.1%
             2,200    Amazon.com, Inc.*                                                                                       77,462
E-Commerce/Services - 0.1%
             2,500    eBay, Inc.*                                                                                             86,025
Electric - Integrated - 5.6%
             3,000    Allegheny Energy, Inc.*                                                                                106,890
             2,600    Ameren Corp.                                                                                           130,962
             1,100    American Electric Power Company, Inc.                                                                   36,806
               800    CMS Energy Corp.*                                                                                       10,656
             4,100    Consolidated Edison, Inc.                                                                              176,792
               600    Constellation Energy Group, Inc.                                                                        32,952
             3,500    Dominion Resources, Inc.                                                                               262,045
             1,500    DTE Energy Co.                                                                                          61,170
               468    Duke Energy Corp.                                                                                       13,628
            20,000    Edison International                                                                                   808,200
             1,100    Entergy Corp.                                                                                           76,934
             6,000    Exelon Corp.                                                                                           324,000
            10,500    FirstEnergy Corp.                                                                                      532,455
             1,600    FPL Group, Inc.                                                                                         63,360
            10,100    PG&E Corp.                                                                                             402,384
               900    Pinnacle West Capital Corp.                                                                             36,090
             1,700    PPL Corp.                                                                                               49,368
            11,000    Public Service Enterprise Group, Inc.                                                                  689,700
             3,700    Southern Co.                                                                                           119,251
             1,900    TECO Energy, Inc.                                                                                       30,362
             6,100    TXU Corp.                                                                                              302,743
             7,000    Xcel Energy, Inc.                                                                                      131,880
                                                                                                                           4,398,628
Electric Products - Miscellaneous - 0.2%
               700    Emerson Electric Co.                                                                                    59,465
             3,000    Molex, Inc.                                                                                            111,360
                                                                                                                             170,825
Electronic Components - Miscellaneous - 0.4%
             8,100    Jabil Circuit, Inc.*                                                                                   315,819
Electronic Components - Semiconductors - 1.8%
             4,500    Advanced Micro Devices, Inc.*                                                                          145,575
             9,600    Broadcom Corp. - Class A*                                                                              394,656
             1,500    Freescale Semiconductor, Inc. - Class B*                                                                47,505
             1,200    Intel Corp.                                                                                             23,976
            11,300    Micron Technology, Inc.*                                                                               191,761
             9,000    National Semiconductor Corp.                                                                           269,820
             6,000    NVIDIA Corp.*                                                                                          175,320
               800    QLogic Corp.*                                                                                           16,648
             2,600    Texas Instruments, Inc.                                                                                 90,246
                                                                                                                           1,355,507
Electronic Measuring Instruments - 0.6%
            10,400    Agilent Technologies, Inc.*                                                                            399,568
             2,200    Tektronix, Inc.                                                                                         77,704
                                                                                                                             477,272
Electronics - Military - 0.1%
               600    L-3 Communications Holdings, Inc.                                                                       49,020
Engines - Internal Combustion - 0.4%
             2,800    Cummins, Inc.*                                                                                         292,600
Enterprise Software/Services - 0.4%
            10,800    BMC Software, Inc.*                                                                                    232,632
             3,735    Oracle Corp.*                                                                                           54,494
                                                                                                                             287,126
Fiduciary Banks - 1.7%
             6,400    Bank of New York Company, Inc.                                                                         224,960
            10,700    Mellon Financial Corp.                                                                                 402,641
             4,800    Northern Trust Corp.                                                                                   282,672
             5,600    State Street Corp.                                                                                     365,792
                                                                                                                           1,276,065
Filtration and Separations Products - 0%
               200    Pall Corp.                                                                                               6,036
Finance - Commercial - 0.2%
             3,000    CIT Group, Inc.                                                                                        162,030
Finance - Consumer Loans - 0.6%
             8,300    SLM Corp.                                                                                              438,904
Finance - Credit Card - 0.2%
             2,100    American Express Co.                                                                                   113,001
               300    Capital One Financial Corp.                                                                             25,992
                                                                                                                             138,993
Finance - Investment Bankers/Brokers - 3.3%
               100    Bear Stearns Companies, Inc.                                                                            14,251
            22,400    Charles Schwab Corp.                                                                                   400,960
            10,500    Citigroup, Inc.                                                                                        524,475
            13,700    E*TRADE Financial Corp.*                                                                               340,856
             1,900    Goldman Sachs Group, Inc.                                                                              304,551
             4,500    JP Morgan Chase & Co.                                                                                  204,210
             4,400    Lehman Brothers Holdings, Inc.                                                                         665,060
             2,100    Merrill Lynch & Company, Inc.                                                                          160,146
                                                                                                                           2,614,509
Financial Guarantee Insurance - 0.2%
               500    Ambac Financial Group, Inc.                                                                             41,180
             2,000    MGIC Investment Corp.                                                                                  141,400
                                                                                                                             182,580
Food - Confectionary - 0.7%
             2,000    Hershey Foods Corp.                                                                                    106,680
             7,400    Wm. Wrigley Jr. Co.                                                                                    348,318
             1,850    Wm. Wrigley Jr. Co. - Class B                                                                           87,135
                                                                                                                             542,133
Food - Dairy Products - 0%
               800    Dean Foods Co.*                                                                                         31,688
Food - Diversified - 0.4%
             3,000    Campbell Soup Co.                                                                                       96,420
             1,000    General Mills, Inc.                                                                                     49,340
             3,700    Kellogg Co.                                                                                            171,347
                                                                                                                             317,107
Food - Meat Products - 0.1%
             2,900    Tyson Foods, Inc. - Class A                                                                             42,340
Food - Retail - 1.8%
             9,700    Albertson's, Inc.                                                                                      245,701
            21,600    Kroger Co.                                                                                             437,616
            25,000    Safeway, Inc.                                                                                          628,250
             1,100    Whole Foods Market, Inc.                                                                                67,518
                                                                                                                           1,379,085
Food - Wholesale/Distribution - 0%
               500    Sysco Corp.                                                                                             14,945
Gas - Distribution - 0.4%
             1,900    Nicor, Inc.                                                                                             75,259
             5,300    Sempra Energy Co.                                                                                      243,906
                                                                                                                             319,165
Gold Mining - 0.2%
             2,200    Newmont Mining Corp.                                                                                   128,392
Health Care Cost Containment - 0.9%
            13,700    McKesson Corp.                                                                                         665,683
Home Decoration Products - 0.3%
             9,400    Newell Rubbermaid, Inc.                                                                                257,748
Hotels and Motels - 0.2%
               700    Hilton Hotels Corp.                                                                                     18,858
               200    Marriott International, Inc. - Class A                                                                  14,614
             2,700    Starwood Hotels & Resorts Worldwide, Inc.                                                              154,926
                                                                                                                             188,398
Human Resources - 0.6%
             1,600    Monster Worldwide, Inc.*                                                                                91,840
             9,400    Robert Half International, Inc.                                                                        397,338
                                                                                                                             489,178
Instruments - Controls - 0.3%
             5,400    Thermo Electron Corp.*                                                                                 208,116
Instruments - Scientific - 0.2%
             3,000    Applera Corp. - Applied Biosystems Group                                                                86,520
               200    Fisher Scientific International, Inc.*                                                                  14,110
             1,500    PerkinElmer, Inc.                                                                                       32,160
                                                                                                                             132,790
Insurance Brokers - 1.5%
            19,100    Aon Corp.                                                                                              800,481
            11,300    Marsh & McLennan Companies, Inc.                                                                       346,571
                                                                                                                           1,147,052
Internet Security - 0%
               400    VeriSign, Inc.*                                                                                          9,408
Investment Management and Advisory Services - 1.8%
             4,000    Ameriprise Financial, Inc.                                                                             196,160
             6,100    Federated Investors, Inc. - Class B                                                                    214,110
             9,000    Franklin Resources, Inc.                                                                               838,080
               800    Legg Mason, Inc.                                                                                        94,784
               100    T. Rowe Price Group, Inc.                                                                                8,419
                                                                                                                           1,351,553
Life and Health Insurance - 2.7%
            10,500    AFLAC, Inc.                                                                                            499,170
             5,200    CIGNA Corp.                                                                                            556,400
             2,616    Lincoln National Corp.                                                                                 151,937
             6,300    Principal Financial Group, Inc.                                                                        323,253
             5,300    Prudential Financial, Inc.                                                                             414,089
               600    Torchmark Corp.                                                                                         36,066
             3,200    UnumProvident Corp.                                                                                     64,992
                                                                                                                           2,045,907
Machinery - Construction and Mining - 0.1%
             1,400    Caterpillar, Inc.                                                                                      106,036
Medical - Biomedical and Genetic - 1.3%
             9,600    Amgen, Inc.*                                                                                           649,920
               200    Biogen Idec, Inc.*                                                                                       8,970
             1,900    Genzyme Corp.*                                                                                         116,204
             3,200    Millipore Corp.*                                                                                       236,096
                                                                                                                           1,011,190
Medical - Drugs - 4.1%
             1,800    Abbott Laboratories                                                                                     76,932
             3,300    Bristol-Myers Squibb Co.                                                                                83,754
             4,300    Eli Lilly and Co.                                                                                      227,556
             7,200    Forest Laboratories, Inc.*                                                                             290,736
            15,600    King Pharmaceuticals, Inc.*                                                                            271,284
            17,700    MedImmune, Inc.*                                                                                       557,019
            20,500    Merck & Company, Inc.                                                                                  705,610
             9,420    Pfizer, Inc.                                                                                           238,609
            15,000    Schering-Plough Corp.                                                                                  289,800
            10,100    Wyeth                                                                                                  491,567
                                                                                                                           3,232,867
Medical - Generic Drugs - 0.7%
             1,800    Barr Pharmaceuticals, Inc.*                                                                            108,990
            14,600    Mylan Laboratories, Inc.                                                                               318,864
             3,800    Watson Pharmaceuticals, Inc.*                                                                          108,072
                                                                                                                             535,926
Medical - HMO - 2.2%
            11,500    Aetna, Inc.                                                                                            442,750
             5,350    Coventry Health Care, Inc.*                                                                            265,735
             3,400    Humana, Inc.*                                                                                          153,612
             8,800    UnitedHealth Group, Inc.                                                                               437,712
             5,800    WellPoint, Inc.*                                                                                       411,800
                                                                                                                           1,711,609
Medical - Hospitals - 0.4%
             5,800    HCA, Inc.                                                                                              254,562
             1,100    Health Management Associates, Inc. - Class A                                                            22,781
                                                                                                                             277,343
Medical - Nursing Homes - 0.2%
             3,300    Manor Care, Inc.                                                                                       144,705
Medical - Wholesale Drug Distributors - 1.6%
            13,900    AmerisourceBergen Corp.                                                                                599,785
             9,300    Cardinal Health, Inc.                                                                                  626,355
                                                                                                                           1,226,140
Medical Information Systems - 0%
               100    IMS Health, Inc.                                                                                         2,718
Medical Instruments - 1.7%
             6,927    Boston Scientific Corp.*                                                                               160,983
            11,200    Medtronic, Inc.                                                                                        561,344
            14,100    St. Jude Medical, Inc.*                                                                                556,668
                                                                                                                           1,278,995
Medical Labs and Testing Services - 0.1%
               700    Laboratory Corporation of America Holdings*                                                             39,970
             1,000    Quest Diagnostics, Inc.                                                                                 55,730
                                                                                                                              95,700
Medical Products - 1.3%
             8,500    Baxter International, Inc.                                                                             320,450
               300    Becton, Dickinson and Co.                                                                               18,912
            10,000    Johnson & Johnson                                                                                      586,100
             1,400    Stryker Corp.                                                                                           61,250
               200    Zimmer Holdings, Inc.*                                                                                  12,580
                                                                                                                             999,292
Metal - Copper - 0.1%
             1,000    Phelps Dodge Corp.                                                                                      86,190
Metal - Diversified - 0.1%
             1,000    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                          64,580
Multi-Line Insurance - 2.8%
             4,500    ACE, Ltd.                                                                                              249,930
             3,600    Allstate Corp.                                                                                         203,364
             4,400    American International Group, Inc.                                                                     287,100
             2,800    Genworth Financial, Inc. - Class A                                                                      92,960
               900    Hartford Financial Services Group, Inc.                                                                 82,737
             8,200    Loews Corp.                                                                                            870,430
             7,600    MetLife, Inc.                                                                                          395,960
                                                                                                                           2,182,481
Multimedia - 0.7%
             2,900    E.W. Scripps Co. - Class A                                                                             133,632
             3,000    McGraw-Hill Companies, Inc.                                                                            166,980
             2,800    Meredith Corp.                                                                                         138,880
             3,700    News Corporation, Inc. - Class A                                                                        63,492
                                                                                                                             502,984
Non-Hazardous Waste Disposal - 0.1%
             2,100    Allied Waste Industries, Inc.*                                                                          29,736
               600    Waste Management, Inc.                                                                                  22,476
                                                                                                                              52,212
Oil - Field Services - 1.6%
             4,200    Baker Hughes, Inc.                                                                                     339,486
            10,300    BJ Services Co.                                                                                        391,915
             2,700    Halliburton Co.                                                                                        211,005
             4,000    Schlumberger, Ltd. (U.S. Shares)                                                                       276,560
               300    Weatherford International, Ltd*                                                                         15,879
                                                                                                                           1,234,845
Oil - U.S. Royalty Trusts - 0%
                11    Hugoton Royalty Trust                                                                                      304
Oil and Gas Drilling - 0.2%
               600    Nabors Industries, Ltd.*                                                                                22,398
               100    Noble Corp.                                                                                              7,894
             1,900    Transocean, Inc.*                                                                                      154,033
                                                                                                                             184,325
Oil Companies - Exploration and Production - 1.6%
             1,200    Anadarko Petroleum Corp.                                                                               125,784
             2,200    Chesapeake Energy Corp.                                                                                 69,696
             2,500    Devon Energy Corp.                                                                                     150,275
             6,600    EOG Resources, Inc.                                                                                    463,518
             4,396    Kerr-McGee Corp.                                                                                       438,985
               200    XTO Energy, Inc.                                                                                         8,470
                                                                                                                           1,256,728
Oil Companies - Integrated - 3.0%
             1,000    Amerada Hess Corp.                                                                                     143,270
             1,297    Chevron Corp.                                                                                           79,143
            12,748    ConocoPhillips                                                                                         852,841
            11,600    Exxon Mobil Corp.                                                                                      731,728
             5,570    Marathon Oil Corp.                                                                                     442,035
             1,400    Occidental Petroleum Corp.                                                                             143,836
                                                                                                                           2,392,853
Oil Field Machinery and Equipment - 0.1%
               800    National-Oilwell Varco, Inc.*                                                                           55,176
Oil Refining and Marketing - 1.0%
             4,500    Sunoco, Inc.                                                                                           364,680
             6,400    Valero Energy Corp.                                                                                    414,336
                                                                                                                             779,016
Optical Supplies - 1.2%
             8,900    Allergan, Inc.                                                                                         914,208
               600    Bausch & Lomb, Inc.                                                                                     29,370
                                                                                                                             943,578
Paper and Related Products - 0.1%
               900    Temple-Inland, Inc.                                                                                     41,796
Pharmacy Services - 2.0%
             5,300    Caremark Rx, Inc.                                                                                      241,415
            10,600    Express Scripts, Inc. - Class A*                                                                       828,284
             8,613    Medco Health Solutions, Inc.*                                                                          458,470
                                                                                                                           1,528,169
Pipelines - 0.6%
             5,200    Kinder Morgan, Inc.                                                                                    457,704
Printing - Commercial - 0.4%
             8,000    R.R. Donnelley & Sons Co.                                                                              269,520
Property and Casualty Insurance - 3.0%
             5,200    Chubb Corp.                                                                                            268,008
            10,100    Progressive Corp.                                                                                    1,096,153
             4,900    SAFECO Corp.                                                                                           254,310
            15,200    St. Paul Travelers Companies, Inc.                                                                     669,256
                                                                                                                           2,287,727
Publishing - Newspapers - 0.2%
             3,200    Dow Jones & Company, Inc.                                                                              118,304
               300    Knight-Ridder, Inc.                                                                                     18,600
                                                                                                                             136,904
Quarrying - 0.1%
             1,100    Vulcan Materials Co.                                                                                    93,456
REIT - Apartments - 0.9%
               400    Apartment Investment & Management Co.- Class A                                                          17,876
             5,700    Archstone-Smith Trust, Inc.                                                                            278,616
             9,300    Equity Residential Properties Trust                                                                    417,291
                                                                                                                             713,783
REIT - Diversified - 0%
               300    Vornado Realty Trust                                                                                    28,692
REIT - Hotels - 0.1%
             1,959    Host Marriott Corp.                                                                                     41,178
REIT - Office Property - 0.2%
               600    Boston Properties, Inc.                                                                                 52,962
             2,700    Equity Office Properties Trust                                                                          87,210
                                                                                                                             140,172
REIT - Regional Malls - 0.3%
             2,500    Simon Property Group, Inc.                                                                             204,700
REIT - Shopping Centers - 0.1%
             1,300    Kimco Realty Corp.                                                                                      48,269
REIT - Storage - 0.1%
             1,300    Public Storage, Inc.                                                                                    99,944
REIT - Warehouse and Industrial - 0.1%
             1,200    ProLogis                                                                                                60,264
Retail - Apparel and Shoe - 0.3%
             5,400    Nordstrom, Inc.                                                                                        206,982
Retail - Auto Parts - 0%
               100    AutoZone, Inc.*                                                                                          9,361
Retail - Automobile - 0.1%
             3,400    Auto Nation, Inc.*                                                                                      76,568
Retail - Building Products - 0.1%
             1,000    Home Depot, Inc.                                                                                        39,930
             1,100    Lowe's Companies, Inc.                                                                                  69,355
                                                                                                                             109,285
Retail - Consumer Electronics - 0.6%
             4,000    Best Buy Company, Inc.                                                                                 226,640
             7,100    Circuit City Stores, Inc.                                                                              204,125
                                                                                                                             430,765
Retail - Discount - 0.8%
             5,700    Big Lots, Inc.*                                                                                         82,365
             4,700    Costco Wholesale Corp.                                                                                 255,821
             1,400    Dollar General Corp.                                                                                    24,444
             4,800    Target Corp.                                                                                           254,880
                                                                                                                             617,510
Retail - Drug Store - 0.5%
             3,700    CVS Corp.                                                                                              109,964
             5,700    Walgreen Co.                                                                                           239,001
                                                                                                                             348,965
Retail - Jewelry - 0.3%
             7,200    Tiffany & Co.                                                                                          251,208
Retail - Major Department Stores - 0.3%
             3,600    J.C. Penney Company, Inc.                                                                              235,656
                25    Sears Holdings Corp.*                                                                                    3,592
                                                                                                                             239,248
Retail - Office Supplies - 1.0%
            17,900    Office Depot, Inc.*                                                                                    726,382
               600    Staples, Inc.                                                                                           15,846
                                                                                                                             742,228
Retail - Regional Department Stores - 0.3%
             2,444    Federated Department Stores, Inc.                                                                      190,265
             1,300    Kohl's Corp.*                                                                                           72,592
                                                                                                                             262,857
Retail - Restaurants - 1.4%
             6,500    Darden Restaurants, Inc.                                                                               257,400
             3,900    McDonald's Corp.                                                                                       134,823
             6,800    Starbucks Corp.*                                                                                       253,436
             4,000    Wendy's International, Inc.                                                                            247,120
             2,900    Yum! Brands, Inc.                                                                                      149,872
                                                                                                                           1,042,651
Savings/Loan/Thrifts - 0%
               500    Golden West Financial Corp.                                                                             35,935
Semiconductor Components/Integrated Circuits - 0%
               200    Linear Technology Corp.                                                                                  7,100
Semiconductor Equipment - 0.1%
             5,300    Applied Materials, Inc.                                                                                 95,135
Steel - Producers - 0%
               200    Nucor Corp.                                                                                             21,764
Steel - Specialty - 0.1%
               800    Allegheny Technologies, Inc.                                                                            55,472
Super-Regional Banks - 2.2%
            15,054    Bank of America Corp.                                                                                  751,496
             3,300    Comerica, Inc.                                                                                         187,671
               300    Huntington Bancshares, Inc.                                                                              7,245
               300    KeyCorp                                                                                                 11,466
             6,700    National City Corp.                                                                                    247,230
             3,100    PNC Bank Corp.                                                                                         221,557
               700    SunTrust Banks, Inc.                                                                                    54,131
             1,700    U.S. Bancorp                                                                                            53,448
               634    Wachovia Corp.                                                                                          37,945
             1,200    Wells Fargo & Co.                                                                                       82,428
                                                                                                                           1,654,617
Telecommunication Equipment - 0.3%
             2,400    ADC Telecommunications, Inc.*                                                                           53,736
             9,600    Tellabs, Inc.*                                                                                         152,160
                                                                                                                             205,896
Telecommunication Equipment - Fiber Optics - 0.6%
            16,600    Corning, Inc.*                                                                                         458,658
Telephone - Integrated - 2.1%
             3,100    ALLTEL Corp.                                                                                           199,547
            26,450    AT&T, Inc.                                                                                             693,254
             1,900    BellSouth Corp.                                                                                         64,182
             6,800    CenturyTel, Inc.                                                                                       256,360
            13,500    Citizens Communications Co.                                                                            179,280
             4,001    Sprint Nextel Corp.                                                                                     99,225
             2,800    Verizon Communications, Inc.                                                                            92,484
                                                                                                                           1,584,332
Television - 0.1%
             1,600    Univision Communications, Inc. - Class A*                                                               57,104
Therapeutics - 0.7%
             9,000    Gilead Sciences, Inc.*                                                                                 517,500
Tobacco - 0.9%
             7,400    Altria Group, Inc.                                                                                     541,384
             1,100    Reynolds American, Inc.                                                                                120,615
                                                                                                                             661,999
Tools - Hand Held - 0.1%
             2,400    Snap-On, Inc.                                                                                           99,600
Transportation - Railroad - 1.5%
             6,800    Burlington Northern Santa Fe Corp.                                                                     540,804
             1,800    CSX Corp.                                                                                              123,282
             3,000    Norfolk Southern Corp.                                                                                 162,000
             3,700    Union Pacific Corp.                                                                                    337,477
                                                                                                                           1,163,563
Transportation - Services - 0.4%
               800    FedEx Corp.                                                                                             92,104
             1,000    Ryder System, Inc.                                                                                      52,150
             2,000    United Parcel Service, Inc. - Class B                                                                  162,140
                                                                                                                             306,394
Travel Services - 0.2%
             7,600    Sabre Group Holdings, Inc.                                                                             175,484
Web Portals/Internet Service Providers - 0.6%
             1,100    Google, Inc. - Class A*                                                                                459,734
               500    Yahoo!, Inc.*                                                                                           16,390
                                                                                                                             476,124
Wireless Equipment - 0.5%
             8,100    Motorola, Inc.                                                                                         172,935
             4,700    QUALCOMM, Inc.                                                                                         241,298
                                                                                                                             414,233
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $71,791,942)                                                                                     75,411,687
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.0%
        $1,500,000    Bear Stearns & Company, Inc., 4.830%
                       dated 4/28/06, maturing 5/1/06
                       to be repurchased at $1,500,604
                       collateralized by $1,634,336
                       in U.S. Government Agencies
                       4.50% - 5.00%, 8/25/25 - 10/15/32
                       with a value of $1,530,006
                       (cost $1,500,000)                                                                                   1,500,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $73,291,942) - 100%                                                                        $76,911,687
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                           April 30, 2006 (unaudited)

                                                        % of Investment
Country                                     Value          Securities

Bermuda                                 $     56,567           0.1 %
Cayman Islands                               411,857           0.5
Netherlands                                  276,560           0.4
United States++                           76,166,703          99.0

Total                                   $ 76,911,687          100.0%
                                        ============     ==============

++ Includes Short-Term Securities (97.0% excluding Short-Term Securities)



Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*     Non-income-producing security

Janus Adviser INTECH Risk-Managed Growth Fund


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.2%
Advertising Agencies - 0.0%
               400    Omnicom Group, Inc.                                                                               $     36,004
Advertising Sales - 0.2%
             9,600    Lamar Advertising Co.*                                                                                 527,904
Advertising Services - 0.1%
             2,300    Getty Images, Inc.*                                                                                    147,223
               779    R.H. Donnelley Corp.*                                                                                   43,725
                                                                                                                             190,948
Aerospace and Defense - 0.7%
            14,100    Boeing Co.                                                                                           1,176,645
             2,800    Lockheed Martin Corp.                                                                                  212,520
             4,300    Raytheon Co.                                                                                           190,361
             5,400    Rockwell Collins, Inc.                                                                                 308,880
                                                                                                                           1,888,406
Aerospace and Defense - Equipment - 0.2%
             4,900    B.F. Goodrich Co.                                                                                      218,050
             3,300    United Technologies Corp.                                                                              207,273
                                                                                                                             425,323
Agricultural Chemicals - 0.0%
               200    Monsanto Co.                                                                                            16,680
Airlines - 0.9%
            29,400    AMR Corp.*                                                                                             724,416
            63,400    JetBlue Airways Corp.*                                                                                 650,484
            73,900    Southwest Airlines Co.                                                                               1,198,658
                                                                                                                           2,573,558
Apparel Manufacturers - 0.1%
             1,200    Coach, Inc.*                                                                                            39,624
             4,300    Polo Ralph Lauren Corp.                                                                                261,096
                                                                                                                             300,720
Appliances - 0.0%
               700    Whirlpool Corp.                                                                                         62,825
Applications Software - 2.4%
            10,400    Citrix Systems, Inc.*                                                                                  415,168
            14,100    Intuit, Inc.*                                                                                          763,797
           173,700    Microsoft Corp.                                                                                      4,194,855
            38,900    Red Hat, Inc.*                                                                                       1,143,271
               900    Salesforce.com, Inc.*                                                                                   31,545
                                                                                                                           6,548,636
Audio and Video Products - 0.3%
             9,100    Harman International Industries, Inc.                                                                  800,709
Automotive - Truck Parts and Equipment - Original - 0.2%
             1,200    Borg-Warner Automotive, Inc.                                                                            72,876
             6,200    Johnson Controls, Inc.                                                                                 505,610
                                                                                                                             578,486
Batteries and Battery Systems - 0.0%
               700    Energizer Holdings, Inc.*                                                                               35,805
Beverages - Non-Alcoholic - 1.4%
            37,100    Coca-Cola Co.                                                                                        1,556,716
             2,100    Pepsi Bottling Group, Inc.                                                                              67,410
            38,400    PepsiCo, Inc.                                                                                        2,236,416
                                                                                                                           3,860,542
Beverages - Wine and Spirits - 0.5%
            19,300    Brown-Forman Corp. - Class B                                                                         1,437,850
Brewery - 0.0%
               400    Anheuser-Busch Companies, Inc.                                                                          17,832
Broadcast Services and Programming - 0.4%
             2,600    Clear Channel Communications, Inc.                                                                      74,178
            43,400    Liberty Global, Inc. - Class A*                                                                        898,814
                                                                                                                             972,992
Building - Residential and Commercial - 0.0%
             1,600    KB Home                                                                                                 98,512
Building Products - Cement and Aggregate - 0.0%
               600    Martin Marietta Materials, Inc.                                                                         63,696
Cable Television - 0.5%
             8,200    Cablevision Systems New York Group - Class A*                                                          166,214
            11,000    Comcast Corp. - Class A*                                                                               340,450
            43,300    DIRECTV Group, Inc.*                                                                                   739,564
             1,100    EchoStar Communications Corp. - Class A*                                                                33,990
                                                                                                                           1,280,218
Casino Hotels - 0.1%
             1,200    Harrah's Entertainment, Inc.                                                                            97,968
               400    MGM Mirage*                                                                                             17,960
             2,200    Station Casinos, Inc.                                                                                  169,576
                                                                                                                             285,504
Casino Services - 0.1%
             4,000    International Game Technology                                                                          151,720
Cellular Telecommunications - 0.7%
            13,100    N.I.I. Holdings, Inc.*                                                                                 784,690
            37,800    Nextel Partners, Inc. - Class A*                                                                     1,071,252
                                                                                                                           1,855,942
Chemicals - Specialty - 0.1%
             1,300    Cabot Corp.                                                                                             46,800
             3,600    Ecolab, Inc.                                                                                           136,080
                                                                                                                             182,880
Coal - 0.6%
             6,700    Arch Coal, Inc.                                                                                        636,433
             8,000    CONSOL Energy, Inc.                                                                                    681,280
             5,900    Peabody Energy Corp.                                                                                   376,774
                                                                                                                           1,694,487
Coatings and Paint Products - 0.0%
             1,200    Sherwin-Williams Co.                                                                                    61,128
Commercial Banks - 0.6%
             2,900    Commerce Bancorp, Inc.                                                                                 116,986
             1,500    Cullen/Frost Bankers, Inc.                                                                              86,820
             8,100    East West Bancorp, Inc.                                                                                321,327
             8,300    Synovus Financial Corp.                                                                                232,400
            29,900    TCF Financial Corp.                                                                                    803,114
                                                                                                                           1,560,647
Commercial Services - 1.5%
            12,300    Alliance Data Systems Corp.*                                                                           676,500
            19,900    ChoicePoint, Inc.*                                                                                     876,197
            45,500    Iron Mountain, Inc.*                                                                                 1,779,050
            10,700    ServiceMaster Co.                                                                                      128,828
            13,600    Weight Watchers International, Inc.                                                                    671,160
                                                                                                                           4,131,735
Commercial Services - Finance - 1.7%
            25,000    Equifax, Inc.                                                                                          963,500
            34,200    Moody's Corp.                                                                                        2,120,742
            40,400    Paychex, Inc.                                                                                        1,631,756
                                                                                                                           4,715,998
Computer Aided Design - 0.2%
            14,400    Autodesk, Inc.*                                                                                        605,376
Computer Graphics - 0.1%
             3,800    Pixar*                                                                                                 244,302
Computer Services - 1.0%
             1,900    Affiliated Computer Services, Inc. - Class A*                                                          105,944
            29,000    Ceridian Corp.*                                                                                        702,670
            24,300    DST Systems, Inc.*                                                                                   1,494,936
            19,200    Electronic Data Systems Corp.                                                                          519,936
             1,200    Reynolds and Reynolds Co.                                                                               35,688
                                                                                                                           2,859,174
Computers - 0.4%
            15,700    Apple Computer, Inc.*                                                                                1,105,123
Computers - Memory Devices - 0.4%
            14,000    SanDisk Corp.*                                                                                         893,620
             4,900    Western Digital Corp.*                                                                                 103,096
                                                                                                                             996,716
Consulting Services - 0.5%
            14,100    Corporate Executive Board Co.                                                                        1,510,533
Consumer Products - Miscellaneous - 0.0%
               200    Fortune Brands, Inc.                                                                                    16,060
               200    Kimberly-Clark Corp.                                                                                    11,706
               800    Scotts Miracle-Gro Co. - Class A                                                                        35,408
                                                                                                                              63,174
Containers - Paper and Plastic - 0.0%
               800    Sealed Air Corp.                                                                                        43,080
Cosmetics and Toiletries - 2.6%
            38,400    Colgate-Palmolive Co.                                                                                2,270,208
            86,492    Procter & Gamble Co.                                                                                 5,034,699
                                                                                                                           7,304,907
Data Processing and Management - 2.2%
            17,100    Automatic Data Processing, Inc.                                                                        753,768
               800    Dun & Bradstreet Corp.*                                                                                 61,616
            21,200    Fair Issac Corp.                                                                                       786,732
            29,500    Fidelity National Information Services, Inc.                                                         1,121,000
            38,000    First Data Corp.                                                                                     1,812,220
            11,900    Fiserv, Inc.*                                                                                          536,452
            22,400    Global Payments, Inc.                                                                                1,062,432
                                                                                                                           6,134,220
Diagnostic Equipment - 0.0%
               900    Cytyc Corp.*                                                                                            23,265
Diagnostic Kits - 0.3%
             3,400    Dade Behring Holdings, Inc.                                                                            132,600
             9,200    IDEXX Laboratories, Inc.*                                                                              765,532
                                                                                                                             898,132
Dialysis Centers - 0.1%
             2,900    Davita, Inc.*                                                                                          163,154
Direct Marketing - 0.0%
               800    Harte-Hanks Communications, Inc.                                                                        21,840
Disposable Medical Products - 0.1%
             2,200    C.R. Bard, Inc.                                                                                        163,812
Distribution/Wholesale - 0.5%
            23,600    Fastenal Co.                                                                                         1,104,716
             2,600    Ingram Micro, Inc. - Class A*                                                                           47,814
             3,000    W.W. Grainger, Inc.                                                                                    230,760
                                                                                                                           1,383,290
Diversified Financial Services - 0.0%
               600    Morgan Stanley                                                                                          38,580
Diversified Operations - 3.7%
             7,700    Brink's Co.                                                                                            391,160
             4,200    Danaher Corp.                                                                                          269,262
            21,200    Dover Corp.                                                                                          1,054,700
           184,800    General Electric Co.                                                                                 6,392,232
            33,300    ITT Industries, Inc.                                                                                 1,872,459
             1,800    Parker Hannifin Corp.                                                                                  145,890
             2,900    Roper Industries, Inc.                                                                                 137,634
                                                                                                                          10,263,337
Diversified Operations - Commercial Services - 0.1%
            10,300    ARAMARK Corp. - Class B                                                                                289,533
Drug Delivery Systems - 0.4%
            32,100    Hospira, Inc.*                                                                                       1,237,455
E-Commerce/Products - 0.2%
            18,900    Amazon.com, Inc.*                                                                                      665,469
E-Commerce/Services - 1.0%
            26,800    eBay, Inc.*                                                                                            922,188
            23,400    Emdeon Corp.*                                                                                          266,994
            40,900    Expedia, Inc.*                                                                                         762,785
            26,700    IAC/InterActiveCorp*                                                                                   770,829
                                                                                                                           2,722,796
Electric - Integrated - 0.1%
             5,200    TXU Corp.                                                                                              258,076
Electric Products - Miscellaneous - 0.2%
               800    AMETEK, Inc.                                                                                            39,416
             1,600    Emerson Electric Co.                                                                                   135,920
            13,500    Molex, Inc.                                                                                            501,120
                                                                                                                             676,456
Electronic Components - Miscellaneous - 0.2%
            13,700    Jabil Circuit, Inc.*                                                                                   534,163
Electronic Components - Semiconductors - 2.3%
             2,300    Advanced Micro Devices, Inc.*                                                                           74,405
             4,700    Agere Systems, Inc.*                                                                                    73,884
             3,500    Altera Corp.*                                                                                           76,440
            30,650    Broadcom Corp. - Class A*                                                                            1,260,022
             3,800    Freescale Semiconductor, Inc. - Class B*                                                               120,346
            57,800    Intel Corp.                                                                                          1,154,844
            27,700    Intersil Corp. - Class A                                                                               820,197
            11,400    MEMC Electronic Materials, Inc.*                                                                       462,840
             5,300    Microchip Technology, Inc.                                                                             197,478
            50,300    Micron Technology, Inc.*                                                                               853,591
            27,500    National Semiconductor Corp.                                                                           824,450
             2,800    NVIDIA Corp.*                                                                                           81,816
             2,300    QLogic Corp.*                                                                                           47,863
             9,300    Texas Instruments, Inc.                                                                                322,803
                                                                                                                           6,370,979
Electronic Connectors - 0.1%
             2,600    Amphenol Corp. - Class A                                                                               150,280
Electronic Design Automation - 0.1%
             3,400    Cadence Design Systems, Inc.*                                                                           64,362
             7,800    Synopsys, Inc.*                                                                                        170,274
                                                                                                                             234,636
Electronic Forms - 0.2%
            15,214    Adobe Systems, Inc.*                                                                                   596,389
Electronic Measuring Instruments - 0.6%
            38,300    Agilent Technologies, Inc.*                                                                          1,471,486
             1,500    National Instruments Corp.                                                                              47,505
             3,000    Tektronix, Inc.                                                                                        105,960
                                                                                                                           1,624,951
Electronic Parts Distributors - 0.1%
            10,300    Avnet, Inc.*                                                                                           269,345
Electronics - Military - 0.1%
             1,700    L-3 Communications Holdings, Inc.                                                                      138,890
Engineering - Research and Development Services - 0.2%
             6,400    Jacobs Engineering Group, Inc.*                                                                        529,280
Engines - Internal Combustion - 0.4%
             9,500    Cummins, Inc.*                                                                                         992,750
Enterprise Software/Services - 0.2%
            22,500    BMC Software, Inc.*                                                                                    484,650
             1,371    Oracle Corp.*                                                                                           20,003
                                                                                                                             504,653
Entertainment Software - 0.0%
             3,588    Activision, Inc.*                                                                                       50,914
Fiduciary Banks - 0.8%
            11,900    Mellon Financial Corp.                                                                                 447,797
            18,200    Northern Trust Corp.                                                                                 1,071,798
            10,800    State Street Corp.                                                                                     705,456
                                                                                                                           2,225,051
Finance - Auto Loans - 0.0%
               700    AmeriCredit Corp.*                                                                                      21,196
Finance - Consumer Loans - 0.5%
            27,000    SLM Corp.                                                                                            1,427,760
Finance - Credit Card - 0.2%
             7,000    American Express Co.                                                                                   376,670
             1,100    Capital One Financial Corp.                                                                             95,304
                                                                                                                             471,974
Finance - Investment Bankers/Brokers - 0.9%
            74,900    Charles Schwab Corp.                                                                                 1,340,710
             2,200    Goldman Sachs Group, Inc.                                                                              352,638
            49,200    TD Ameritrade Holding Corp.*                                                                           913,152
                                                                                                                           2,606,500
Finance - Other Services - 1.1%
             6,600    Chicago Mercantile Exchange Holdings, Inc.                                                           3,022,800
Financial Guarantee Insurance - 0.1%
             1,900    Ambac Financial Group, Inc.                                                                            156,484
Food - Confectionary - 0.8%
            14,500    Hershey Foods Corp.                                                                                    773,430
            25,400    Wm. Wrigley Jr. Co.                                                                                  1,195,578
             5,300    Wm. Wrigley Jr. Co. - Class B                                                                          249,630
                                                                                                                           2,218,638
Food - Diversified - 0.3%
             2,600    Campbell Soup Co.                                                                                       83,564
             2,300    H.J. Heinz Co.                                                                                          95,473
            16,400    Kellogg Co.                                                                                            759,484
                                                                                                                             938,521
Food - Retail - 0.7%
            29,900    Whole Foods Market, Inc.                                                                             1,835,262
Food - Wholesale/Distribution - 0.0%
             3,200    Sysco Corp.                                                                                             95,648
Footwear and Related Apparel - 0.1%
             4,900    Timberland Co. - Class A*                                                                              166,845
Hazardous Waste Disposal - 0.4%
            17,000    Stericycle, Inc.*                                                                                    1,119,280
Health Care Cost Containment - 0.9%
            49,300    McKesson Corp.                                                                                       2,395,487
Home Decoration Products - 0.1%
            11,500    Newell Rubbermaid, Inc.                                                                                315,330
Hospital Beds and Equipment - 0.2%
            10,400    Kinetic Concepts, Inc.*                                                                                454,064
Hotels and Motels - 0.0%
               400    Marriott International, Inc. - Class A                                                                  29,228
             1,800    Starwood Hotels & Resorts Worldwide, Inc.                                                              103,284
                                                                                                                             132,512
Human Resources - 0.9%
             5,200    Manpower, Inc.                                                                                         338,780
             1,700    Monster Worldwide, Inc.*                                                                                97,580
            47,300    Robert Half International, Inc.                                                                      1,999,371
                                                                                                                           2,435,731
Industrial Gases - 0.0%
               400    Praxair, Inc.                                                                                           22,452
Instruments - Controls - 0.2%
             1,300    Mettler-Toledo International, Inc.*                                                                     84,240
            11,900    Thermo Electron Corp.*                                                                                 458,626
                                                                                                                             542,866
Insurance Brokers - 0.4%
             4,600    Arthur J. Gallagher & Co.                                                                              126,224
            32,500    Brown & Brown, Inc.                                                                                  1,014,975
             1,900    Erie Indemnity Co. - Class A                                                                            96,767
                                                                                                                           1,237,966
Internet Financial Services - 0.0%
             2,500    IndyMac Bancorp, Inc.                                                                                  120,800
Internet Infrastructure Software - 0.2%
            20,400    Akamai Technologies, Inc.*                                                                             687,276
Internet Security - 0.0%
             7,300    Symantec Corp.*                                                                                        119,574
Investment Management and Advisory Services - 2.7%
             1,300    Affiliated Managers Group, Inc.*                                                                       131,690
            15,900    Ameriprise Financial, Inc.                                                                             779,736
             3,300    BlackRock, Inc.                                                                                        500,082
            28,900    Federated Investors, Inc. - Class B                                                                  1,014,390
            19,400    Franklin Resources, Inc.                                                                             1,806,528
            25,700    Legg Mason, Inc.                                                                                     3,044,936
             5,300    Nuveen Investments - Class A                                                                           255,036
                                                                                                                           7,532,398
Life and Health Insurance - 1.0%
            45,100    AFLAC, Inc.                                                                                          2,144,054
             7,700    Prudential Financial, Inc.                                                                             601,601
                                                                                                                           2,745,655
Linen Supply and Related Items - 0.0%
               500    Cintas Corp.                                                                                            20,990
Lottery Services - 0.6%
            46,100    GTECH Holdings Corp.                                                                                 1,574,776
Machinery - Construction and Mining - 0.1%
             4,800    Caterpillar, Inc.                                                                                      363,552
Medical - Biomedical and Genetic - 4.3%
             1,700    Affymetrix, Inc.*                                                                                       48,705
            42,376    Amgen, Inc.*                                                                                         2,868,855
               300    Biogen Idec, Inc.*                                                                                      13,455
            51,700    Celgene Corp.*                                                                                       2,179,672
               700    Charles River Laboratories International, Inc.*                                                         33,075
            41,900    Genentech, Inc.*                                                                                     3,339,848
             4,400    Genzyme Corp.*                                                                                         269,104
            35,600    Millennium Pharmaceuticals, Inc.*                                                                      323,248
            19,200    Millipore Corp.*                                                                                     1,416,576
            36,400    PDL BioPharma, Inc.*                                                                                 1,047,592
                                                                                                                          11,540,130
Medical - Drugs - 4.2%
             1,600    Abbott Laboratories                                                                                     68,384
             4,400    Bristol-Myers Squibb Co.                                                                               111,672
               500    Cephalon, Inc.*                                                                                         32,830
            19,200    Eli Lilly and Co.                                                                                    1,016,064
            19,300    Endo Pharmaceuticals Holdings, Inc.*                                                                   606,985
            26,600    Forest Laboratories, Inc.*                                                                           1,074,108
            79,300    MedImmune, Inc.*                                                                                     2,495,571
            85,700    Merck & Company, Inc.                                                                                2,949,794
            86,900    Schering-Plough Corp.                                                                                1,678,908
            28,500    Wyeth                                                                                                1,387,095
                                                                                                                          11,421,411
Medical - Generic Drugs - 0.6%
            20,600    Barr Pharmaceuticals, Inc.*                                                                          1,247,330
            22,900    Mylan Laboratories, Inc.                                                                               500,136
                                                                                                                           1,747,466
Medical - HMO - 2.5%
            10,600    Aetna, Inc.                                                                                            408,100
            10,800    Coventry Health Care, Inc.*                                                                            536,436
            29,400    Health Net, Inc.*                                                                                    1,196,580
             1,500    Humana, Inc.*                                                                                           67,770
               500    Sierra Health Services, Inc.*                                                                           19,605
            63,530    UnitedHealth Group, Inc.                                                                             3,159,982
            22,653    WellPoint, Inc.*                                                                                     1,608,363
                                                                                                                           6,996,836
Medical - Hospitals - 0.4%
             3,200    Community Health Care Corp.*                                                                           115,968
            13,800    HCA, Inc.                                                                                              605,682
             8,100    Health Management Associates, Inc. - Class A                                                           167,751
             2,800    LifePoint Hospitals, Inc.*                                                                              88,760
             2,000    Universal Health Services, Inc. - Class B                                                              101,580
                                                                                                                           1,079,741
Medical - Nursing Homes - 0.1%
             7,100    Manor Care, Inc.                                                                                       311,335
Medical - Outpatient and Home Medical Care - 0.1%
            10,300    Lincare Holdings, Inc.*                                                                                407,159
Medical - Wholesale Drug Distributors - 0.7%
            27,100    Cardinal Health, Inc.                                                                                1,825,185
Medical Information Systems - 0.3%
            16,300    Cerner Corp.*                                                                                          646,295
             2,500    IMS Health, Inc.                                                                                        67,950
                                                                                                                             714,245
Medical Instruments - 1.6%
            10,247    Boston Scientific Corp.*                                                                               238,140
             1,800    Edwards Lifesciences Corp.*                                                                             79,992
            32,500    Medtronic, Inc.                                                                                      1,628,900
            40,100    St. Jude Medical, Inc.*                                                                              1,583,148
            15,000    Techne Corp.*                                                                                          849,900
                                                                                                                           4,380,080
Medical Labs and Testing Services - 0.3%
             4,300    Covance, Inc.*                                                                                         250,905
             5,800    Laboratory Corporation of America Holdings*                                                            331,180
             3,300    Quest Diagnostics, Inc.                                                                                183,909
                                                                                                                             765,994
Medical Products - 1.7%
            28,000    Baxter International, Inc.                                                                           1,055,600
             7,100    Henry Schein, Inc.*                                                                                    331,002
            46,300    Johnson & Johnson                                                                                    2,713,643
             6,900    Stryker Corp.                                                                                          301,875
             4,000    Varian Medical Systems, Inc.*                                                                          209,520
             1,700    Zimmer Holdings, Inc.*                                                                                 106,930
                                                                                                                           4,718,570
Metal - Copper - 0.1%
             2,900    Phelps Dodge Corp.                                                                                     249,951
Metal - Diversified - 0.1%
             4,000    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                         258,320
Metal Processors and Fabricators - 0.3%
            12,000    Precision Castparts Corp.                                                                              755,760
Motorcycle and Motor Scooter Manufacturing - 0.0%
             1,200    Harley-Davidson, Inc.                                                                                   61,008
Multi-Line Insurance - 0.5%
            14,200    American International Group, Inc.                                                                     926,550
               500    Hanover Insurance Group, Inc.                                                                           26,450
            16,100    HCC Insurance Holdings, Inc.                                                                           539,189
                                                                                                                           1,492,189
Multimedia - 1.1%
            23,500    E.W. Scripps Co. - Class A                                                                           1,082,880
            13,400    McGraw-Hill Companies, Inc.                                                                            745,844
            18,200    Meredith Corp.                                                                                         902,720
             9,400    News Corporation, Inc. - Class A                                                                       161,304
             3,100    Time Warner, Inc.                                                                                       53,940
                                                                                                                           2,946,688
Networking Products - 0.1%
             7,300    Cisco Systems, Inc.*                                                                                   152,935
Non-Hazardous Waste Disposal - 0.0%
             1,400    Waste Management, Inc.                                                                                  52,444
Office Furnishings - Original - 0.4%
               500    Herman Miller, Inc.                                                                                     15,395
            21,300    HNI Corp.                                                                                            1,126,344
                                                                                                                           1,141,739
Oil - Field Services - 1.2%
            16,600    Baker Hughes, Inc.                                                                                   1,341,778
            40,300    BJ Services Co.                                                                                      1,533,415
             6,400    Halliburton Co.                                                                                        500,160
             1,500    Smith International, Inc.                                                                               63,345
                                                                                                                           3,438,698
Oil - U.S. Royalty Trusts - 0.0%
               366    Hugoton Royalty Trust                                                                                   10,120
Oil and Gas Drilling - 0.3%
               300    Diamond Offshore Drilling, Inc.                                                                         27,231
             2,700    Helmerich & Payne, Inc.                                                                                196,398
            15,200    Patterson-UTI Energy, Inc.                                                                             491,872
                                                                                                                             715,501
Oil Companies - Exploration and Production - 1.3%
            15,800    Chesapeake Energy Corp.                                                                                500,544
             1,000    Denbury Resources, Inc.*                                                                                32,600
            21,900    EOG Resources, Inc.                                                                                  1,538,037
             4,900    Newfield Exploration Co.*                                                                              218,540
             2,300    Noble Energy, Inc.                                                                                     103,454
            23,200    Southwestern Energy Co.*                                                                               835,664
             6,154    XTO Energy, Inc.                                                                                       260,622
                                                                                                                           3,489,461
Oil Field Machinery and Equipment - 0.9%
            21,200    Cooper Cameron Corp.*                                                                                1,065,088
             8,600    FMC Technologies, Inc.*                                                                                469,388
            12,100    Grant Prideco, Inc.*                                                                                   619,520
             6,400    National-Oilwell Varco, Inc.*                                                                          441,408
                                                                                                                           2,595,404
Oil Refining and Marketing - 0.4%
            15,000    Sunoco, Inc.                                                                                         1,215,600
Optical Supplies - 1.3%
             1,200    Advanced Medical Optics, Inc.*                                                                          55,920
            33,387    Allergan, Inc.                                                                                       3,429,513
             1,800    Bausch & Lomb, Inc.                                                                                     88,110
                                                                                                                           3,573,543
Pharmacy Services - 2.5%
            24,266    Caremark Rx, Inc.                                                                                    1,105,316
            42,500    Express Scripts, Inc. - Class A*                                                                     3,320,950
            30,794    Medco Health Solutions, Inc.*                                                                        1,639,165
            15,200    Omnicare, Inc.                                                                                         861,992
                                                                                                                           6,927,423
Pipelines - 1.5%
            42,300    Equitable Resources, Inc.                                                                            1,502,073
            16,500    Kinder Morgan, Inc.                                                                                  1,452,330
             5,300    Questar Corp.                                                                                          424,265
            16,700    Western Gas Resources, Inc.                                                                            868,400
                                                                                                                           4,247,068
Property and Casualty Insurance - 1.1%
               700    Philadelphia Consolidated Holding Corp.*                                                                23,191
            24,100    Progressive Corp.                                                                                    2,615,573
             7,350    W. R. Berkley Corp.                                                                                    275,037
                                                                                                                           2,913,801
Publishing - Books - 0.2%
            17,900    John Wiley & Sons, Inc. - Class A                                                                      655,856
Publishing - Newspapers - 0.2%
            16,900    Dow Jones & Company, Inc.                                                                              624,793
Radio - 0.0%
             1,000    XM Satellite Radio Holdings, Inc. - Class A*                                                            20,220
Real Estate Management/Services - 0.1%
             4,500    CB Richard Ellis Group, Inc.*                                                                          395,505
Real Estate Operating/Development - 0.4%
            22,000    Forest City Enterprises, Inc. - Class A                                                                993,080
REIT - Health Care - 0.0%
             2,200    Ventas, Inc.                                                                                            71,874
REIT - Hotels - 0.0%
             1,101    Host Marriott Corp.                                                                                     23,143
REIT - Mortgages - 0.1%
             8,400    CapitalSource, Inc.                                                                                    197,400
REIT - Office Property - 0.0%
             1,000    SL Green Realty Corp.                                                                                   99,000
REIT - Regional Malls - 0.2%
             8,600    General Growth Properties, Inc.                                                                        403,770
               500    Simon Property Group, Inc.                                                                              40,940
                                                                                                                             444,710
REIT - Shopping Centers - 0.1%
             3,600    Federal Realty Investment Trust                                                                        245,628
REIT - Storage - 0.0%
               500    Public Storage, Inc.                                                                                    38,440
Research and Development - 0.3%
            24,400    Pharmaceutical Product Development, Inc.                                                               875,228
Respiratory Products - 0.7%
            25,600    ResMed, Inc.*                                                                                        1,104,640
            24,200    Respironics, Inc.*                                                                                     886,204
                                                                                                                           1,990,844
Retail - Apparel and Shoe - 1.1%
             6,200    Abercrombie & Fitch Co. - Class A                                                                      376,526
               500    American Eagle Outfitters, Inc.                                                                         16,200
             3,000    AnnTaylor Stores Corp.*                                                                                111,990
            28,000    Chico's FAS, Inc.*                                                                                   1,037,680
            27,800    Claire's Stores, Inc.                                                                                  979,116
             4,200    Men's Wearhouse, Inc.                                                                                  148,848
             8,000    Nordstrom, Inc.                                                                                        306,640
                                                                                                                           2,977,000
Retail - Auto Parts - 0.7%
            35,200    Advance Auto Parts, Inc.                                                                             1,415,744
             1,600    AutoZone, Inc.*                                                                                        149,776
            14,500    O'Reilly Automotive, Inc.*                                                                             491,260
                                                                                                                           2,056,780
Retail - Bedding - 0.0%
               900    Bed Bath & Beyond, Inc.*                                                                                34,515
Retail - Building Products - 0.4%
            10,500    Home Depot, Inc.                                                                                       419,265
             9,000    Lowe's Companies, Inc.                                                                                 567,450
                                                                                                                             986,715
Retail - Catalog Shopping - 0.2%
            11,300    MSC Industrial Direct Company, Inc. - Class A                                                          586,018
Retail - Consumer Electronics - 0.5%
            18,600    Best Buy Company, Inc.                                                                               1,053,876
            16,200    Circuit City Stores, Inc.                                                                              465,750
                                                                                                                           1,519,626
Retail - Discount - 0.6%
             6,500    Costco Wholesale Corp.                                                                                 353,795
             8,300    Dollar General Corp.                                                                                   144,918
             9,600    Dollar Tree Stores, Inc.*                                                                              250,272
            16,900    Target Corp.                                                                                           897,390
                                                                                                                           1,646,375
Retail - Drug Store - 0.3%
             7,100    CVS Corp.                                                                                              211,012
            13,400    Walgreen Co.                                                                                           561,862
                                                                                                                             772,874
Retail - Jewelry - 0.3%
            22,200    Tiffany & Co.                                                                                          774,558
Retail - Mail Order - 0.1%
             7,300    Williams-Sonoma, Inc.                                                                                  305,651
Retail - Major Department Stores - 0.1%
             4,500    J.C. Penney Company, Inc.                                                                              294,570
Retail - Office Supplies - 0.0%
               900    Staples, Inc.                                                                                           23,769
Retail - Regional Department Stores - 0.3%
            14,800    Kohl's Corp.*                                                                                          826,432
Retail - Restaurants - 0.9%
            26,700    Brinker International, Inc.                                                                          1,045,572
               600    Cheesecake Factory, Inc.*                                                                               18,936
            14,100    Darden Restaurants, Inc.                                                                               558,360
               400    Panera Bread Co. - Class A*                                                                             29,672
             9,000    Starbucks Corp.*                                                                                       335,430
             3,300    Wendy's International, Inc.                                                                            203,874
             5,900    Yum! Brands, Inc.                                                                                      304,912
                                                                                                                           2,496,756
Savings/Loan/Thrifts - 0.3%
            39,500    Hudson City Bancorp, Inc.                                                                              529,695
             9,600    People's Bank                                                                                          314,400
                                                                                                                             844,095
Schools - 0.3%
             2,600    Career Education Corp.*                                                                                 95,862
             6,900    Education Management Corp.*                                                                            292,974
             4,800    ITT Educational Services, Inc.*                                                                        305,040
             2,000    Laureate Education, Inc.*                                                                              100,180
                                                                                                                             794,056
Semiconductor Components/Integrated Circuits - 0.0%
             1,400    Analog Devices, Inc.                                                                                    53,088
               100    Linear Technology Corp.                                                                                  3,550
               400    Maxim Integrated Products, Inc.                                                                         14,104
                                                                                                                              70,742
Semiconductor Equipment - 0.4%
            27,700    Applied Materials, Inc.                                                                                497,215
             2,300    KLA-Tencor Corp.                                                                                       110,768
             9,400    Lam Research Corp.*                                                                                    459,472
               600    Novellus Systems, Inc.*                                                                                 14,820
             8,400    Teradyne, Inc.*                                                                                        141,624
                                                                                                                           1,223,899
Soap and Cleaning Preparations - 0.0%
               950    Church & Dwight Company, Inc.                                                                           34,837
Steel - Specialty - 0.0%
               600    Allegheny Technologies, Inc.                                                                            41,604
Super-Regional Banks - 0.0%
               500    Fifth Third Bancorp                                                                                     20,210
             1,200    Wells Fargo & Co.                                                                                       82,428
                                                                                                                             102,638
Telecommunication Equipment - 0.1%
            15,300    Avaya, Inc.*                                                                                           183,600
             2,400    Harris Corp.                                                                                           111,768
                                                                                                                             295,368
Telecommunication Equipment - Fiber Optics - 0.4%
            40,200    Corning, Inc.*                                                                                       1,110,726
Telephone - Integrated - 0.2%
             6,613    ALLTEL Corp.                                                                                           425,679
             1,696    Sprint Nextel Corp.                                                                                     42,061
                                                                                                                             467,740
Television - 0.1%
             5,100    Univision Communications, Inc. - Class A*                                                              182,019
Therapeutics - 0.9%
            31,300    Gilead Sciences, Inc.*                                                                               1,799,750
            15,900    ImClone Systems, Inc.*                                                                                 573,990
                                                                                                                           2,373,740
Tobacco - 0.9%
            33,200    Altria Group, Inc.                                                                                   2,428,912
Transportation - Railroad - 0.1%
             6,400    Norfolk Southern Corp.                                                                                 345,600
Transportation - Services - 1.4%
            46,400    C.H. Robinson Worldwide, Inc.                                                                        2,057,840
            10,400    Expeditors International of Washington, Inc.                                                           890,344
             2,500    FedEx Corp.                                                                                            287,825
             2,300    Ryder System, Inc.                                                                                     119,945
             7,500    United Parcel Service, Inc. - Class B                                                                  608,025
                                                                                                                           3,963,979
Transportation - Truck - 0.2%
             8,900    Con-Way, Inc.                                                                                          495,908
             3,500    Landstar System, Inc.                                                                                  148,715
                                                                                                                             644,623
Veterinary Diagnostics - 0.3%
            29,600    VCA Antech, Inc.*                                                                                      920,264
Water - 0.0%
             3,166    Aqua America, Inc.                                                                                      75,667
Web Portals/Internet Service Providers - 0.2%
             1,100    Google, Inc. - Class A*                                                                                459,734
             1,400    Yahoo!, Inc.*                                                                                           45,892
                                                                                                                             505,626
Wireless Equipment - 1.6%
            33,397    American Tower Corp. - Class A*                                                                      1,140,174
            42,200    Crown Castle International Corp.*                                                                    1,420,030
            35,700    Motorola, Inc.                                                                                         762,195
            19,600    QUALCOMM, Inc.                                                                                       1,006,264
                                                                                                                           4,328,663
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $240,036,460)                                                                                   249,912,068
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 4.5%
  $     12,500,000    Bear Stearns & Company, Inc., 4.830%
                       dated 4/28/06, maturing 5/1/06
                       to be repurchased at $12,505,031
                       collateralized by $13,619,464
                       in U.S. Government Agencies
                       4.50% - 5.00%, 8/25/25 - 10/15/32
                       with a value of $12,750,051
                       (cost $12,500,000)                                                                                 12,500,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Bill - 0.4%
         1,000,000    U.S. Treasury Bill
                       4.565%, 6/22/06** (amortized cost $993,406)                                                           993,406
------------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 4.9%
        13,500,000    Dexia CLF Finance Co., ETD
                       4.85%, 5/1/06 (cost $13,500,000)                                                                   13,500,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $267,029,866) - 100%                                                                      $276,905,474

------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------

Financial Futures - Long
181 Contracts      S&P 500(R) (Emini)
                         expires June 2006, principal
                         amount $11,834,548, value $11,908,895
                         cumulative appreciation.........................$74,347
--------------------------------------------------------------------------------


                        Geographic Summary of Investments
                           April 30, 2006 (unaudited)

                                                      % of Investment
Country                                   Value          Securities

United States++                       $276,905,474         100.0 %

Total                                 $276,905,474         100.0%
                                      ============    ===============

++ Includes Short-Term Securities (90.2% excluding Short-Term Securities)


Notes to Schedule of Investments (unaudited)

ETD      Euro Time Deposit

REIT     Real Estate Investment Trust

*        Non-income-producing security

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of April 30, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Growth Fund                    $       993,406
--------------------------------------------------------------------------------

Janus Adviser INTECH Risk-Managed Value Fund


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.2%
Advertising Sales - 0.1%
               200    Lamar Advertising Co.*                                                                            $     10,998
Aerospace and Defense - 0.6%
               500    General Dynamics Corp.                                                                                  32,810
               300    Northrop Grumman Corp.                                                                                  20,070
               900    Raytheon Co.                                                                                            39,843
                                                                                                                              92,723
Agricultural Chemicals - 0.2%
               300    Monsanto Co.                                                                                            25,020
Agricultural Operations - 0.1%
               300    Archer-Daniels-Midland Co.                                                                              10,902
Airlines - 0.2%
             2,100    Southwest Airlines Co.                                                                                  34,062
Apparel Manufacturers - 0.4%
               800    Polo Ralph Lauren Corp.                                                                                 48,576
               300    V. F. Corp.                                                                                             18,357
                                                                                                                              66,933
Appliances - 0.3%
               500    Whirlpool Corp.                                                                                         44,875
Auction House - Art Dealer - 0.1%
               600    Adesa, Inc.                                                                                             15,306
Automotive - Truck Parts and Equipment - Original - 0.2%
               100    Borg-Warner Automotive, Inc.                                                                             6,073
               400    Johnson Controls, Inc.                                                                                  32,620
                                                                                                                              38,693
Beverages - Non-Alcoholic - 0.6%
             1,300    Coca-Cola Co.                                                                                           54,548
             1,900    Coca-Cola Enterprises, Inc.                                                                             37,107
               400    PepsiAmericas, Inc.                                                                                      9,448
                                                                                                                             101,103
Beverages - Wine and Spirits - 0.0%
               100    Brown-Forman Corp. - Class B                                                                             7,450
Broadcast Services and Programming - 0.3%
               700    Clear Channel Communications, Inc.                                                                      19,971
               200    Discovery Holding Co. - Class A*                                                                         2,980
             1,300    Liberty Global, Inc. - Class A*                                                                         26,923
                                                                                                                              49,874
Building - Residential and Commercial - 0.1%
               100    KB Home                                                                                                  6,157
               300    Standard Pacific Corp.                                                                                   9,513
                                                                                                                              15,670
Building and Construction Products - Miscellaneous - 0.1%
               200    USG Corp.*                                                                                              21,394
Building Products - Cement and Aggregate - 0.2%
               200    Lafarge North America, Inc.                                                                             17,060
               100    Martin Marietta Materials, Inc.                                                                         10,616
                                                                                                                              27,676
Cable Television - 0.3%
               900    Comcast Corp. - Class A*                                                                                27,855
             1,000    DIRECTV Group, Inc.*                                                                                    17,080
                                                                                                                              44,935
Casino Hotels - 0.2%
               400    Harrah's Entertainment, Inc.                                                                            32,656
Chemicals - Specialty - 0.7%
               100    Albemarle Corp.                                                                                          4,782
               200    Ashland, Inc.                                                                                           13,164
               600    Cabot Corp.                                                                                             21,600
               200    Cytec Industries, Inc.                                                                                  12,094
               200    Engelhard Corp.                                                                                          7,682
             1,100    Lubrizol Corp.                                                                                          47,971
                                                                                                                             107,293
Coal - 0.5%
               600    Arch Coal, Inc.                                                                                         56,994
               300    CONSOL Energy, Inc.                                                                                     25,548
                                                                                                                              82,542
Coatings and Paint Products - 0.0%
               100    Valspar Corp.                                                                                            2,830
Commercial Banks - 3.4%
               400    AmSouth Bancorporation                                                                                  11,576
               700    Bank of Hawaii Corp.                                                                                    38,017
             1,700    BB&T Corp.                                                                                              72,998
             1,600    Colonial BancGroup, Inc.                                                                                41,488
               800    Commerce Bancshares, Inc.                                                                               41,800
               200    Compass Bancshares, Inc.                                                                                10,992
               700    Cullen/Frost Bankers, Inc.                                                                              40,516
               200    First Horizon National Corp.                                                                             8,484
               700    FirstMerit Corp.                                                                                        17,213
               200    Fulton Financial Corp.                                                                                   3,290
               300    International Bancshares Corp.                                                                           8,583
               500    M&T Bank Corp.                                                                                          59,700
               100    Marshall & Ilsley Corp.                                                                                  4,572
               900    Mercantile Bankshares Corp.                                                                             33,822
             1,000    Regions Financial Corp.                                                                                 36,510
               500    Sky Financial Group, Inc.                                                                               12,925
               500    TCF Financial Corp.                                                                                     13,430
               200    TD Banknorth, Inc.                                                                                       5,938
               600    UnionBanCal Corp.                                                                                       42,054
               100    Valley National Bancorp                                                                                  2,604
               600    Zions Bancorporation*                                                                                   49,818
                                                                                                                             556,330
Commercial Services - 0.1%
               300    Convergys Corp.*                                                                                         5,841
             1,100    ServiceMaster Co.                                                                                       13,244
                                                                                                                              19,085
Commercial Services - Finance - 0.2%
               400    Deluxe Corp.                                                                                             9,536
               500    Equifax, Inc.                                                                                           19,270
                                                                                                                              28,806
Computer Services - 0.6%
               100    Affiliated Computer Services, Inc. - Class A*                                                            5,576
             1,600    Ceridian Corp.*                                                                                         38,768
               300    Computer Sciences Corp.*                                                                                17,565
               700    Electronic Data Systems Corp.                                                                           18,956
               700    Reynolds and Reynolds Co.                                                                               20,818
                                                                                                                             101,683
Computers - 0.8%
             3,300    Hewlett-Packard Co.                                                                                    107,151
               200    IBM Corp.                                                                                               16,468
                                                                                                                             123,619
Computers - Memory Devices - 0.2%
               400    SanDisk Corp.*                                                                                          25,532
Consumer Products - Miscellaneous - 0.3%
               200    Clorox Co.                                                                                              12,836
               800    Scotts Miracle-Gro Co. - Class A                                                                        35,408
                                                                                                                              48,244
Containers - Paper and Plastic - 0.2%
               300    Sealed Air Corp.                                                                                        16,155
               600    Sonoco Products Co.                                                                                     18,792
                                                                                                                              34,947
Cosmetics and Toiletries - 0.4%
             1,200    Colgate-Palmolive Co.                                                                                   70,944
Data Processing and Management - 0.1%
               300    Fair Issac Corp.                                                                                        11,133
Distribution/Wholesale - 0.7%
             1,900    Genuine Parts Co.                                                                                       82,935
               500    W.W. Grainger, Inc.                                                                                     38,460
                                                                                                                             121,395

Diversified Financial Services - 0.2%
               400    Morgan Stanley                                                                                          25,720
Diversified Operations - 4.4%
               200    Brink's Co.                                                                                             10,160
               700    Dover Corp.                                                                                             34,825
            15,400    General Electric Co.                                                                                   532,686
               100    Honeywell International, Inc.                                                                            4,250
               300    ITT Industries, Inc.                                                                                    16,869
               800    Leucadia National Corp.                                                                                 48,600
               100    Parker Hannifin Corp.                                                                                    8,105
               100    Roper Industries, Inc.                                                                                   4,746
               100    SPX Corp.                                                                                                5,475
               700    Teleflex, Inc.                                                                                          45,668
               100    Textron, Inc.                                                                                            8,995
                                                                                                                             720,379
Drug Delivery Systems - 0.4%
             1,600    Hospira, Inc.*                                                                                          61,680
E-Commerce/Services - 0.4%
               200    Emdeon Corp.*                                                                                            2,282
             1,600    Expedia, Inc.*                                                                                          29,840
             1,100    IAC/InterActiveCorp*                                                                                    31,757
                                                                                                                              63,879
Electric - Integrated - 5.7%
               300    Allegheny Energy, Inc.*                                                                                 10,689
               100    Alliant Energy Corp.                                                                                     3,196
               500    Ameren Corp.                                                                                            25,185
               500    American Electric Power Company, Inc.                                                                   16,730
               100    CenterPoint Energy, Inc.                                                                                 1,202
               600    Consolidated Edison, Inc.                                                                               25,872
               500    Constellation Energy Group, Inc.                                                                        27,460
               700    Dominion Resources, Inc.                                                                                52,409
               300    DPL, Inc.                                                                                                8,151
               500    DTE Energy Co.                                                                                          20,390
               624    Duke Energy Corp.                                                                                       18,171
             1,800    Edison International                                                                                    72,738
               200    Energy East Corp.                                                                                        4,832
               300    Entergy Corp.                                                                                           20,982
             1,500    Exelon Corp.                                                                                            81,000
             1,400    FirstEnergy Corp.                                                                                       70,994
               600    FPL Group, Inc.                                                                                         23,760
               500    Great Plains Energy, Inc.                                                                               14,125
             1,600    MDU Resources Group, Inc.                                                                               58,800
               200    Northeast Utilities Co.                                                                                  4,030
               700    NSTAR                                                                                                   19,355
               300    OGE Energy Corp.                                                                                         9,048
               400    Pepco Holdings, Inc.                                                                                     9,232
             1,200    PG&E Corp.                                                                                              47,808
               300    Pinnacle West Capital Corp.                                                                             12,030
               800    PPL Corp.                                                                                               23,232
             1,700    Public Service Enterprise Group, Inc.                                                                  106,590
               200    Puget Energy, Inc.                                                                                       4,154
               900    SCANA Corp.                                                                                             35,226
             1,100    Southern Co.                                                                                            35,453
               800    TECO Energy, Inc.                                                                                       12,784
               100    Westar Energy, Inc.                                                                                      2,094
               400    WPS Resources Corp.                                                                                     19,996
             1,300    Xcel Energy, Inc.                                                                                       24,492
                                                                                                                             922,210
Electric Products - Miscellaneous - 0.2%
               200    Emerson Electric Co.                                                                                    16,990
               400    Molex, Inc.                                                                                             14,848
                                                                                                                              31,838
Electronic Components - Miscellaneous - 0.0%
               100    Vishay Intertechnology, Inc.*                                                                            1,562
Electronic Components - Semiconductors - 0.5%
               400    Advanced Micro Devices, Inc.*                                                                           12,940
               300    Freescale Semiconductor, Inc. - Class B*                                                                 9,501
             1,200    Intersil Corp. - Class A                                                                                35,532
             1,500    Micron Technology, Inc.*                                                                                25,455
                                                                                                                              83,428
Electronic Connectors - 0.0%
               100    Thomas & Betts Corp.*                                                                                    5,695
Electronic Design Automation - 0.3%
               400    Cadence Design Systems, Inc.*                                                                            7,572
             2,000    Synopsys, Inc.*                                                                                         43,660
                                                                                                                              51,232
Electronic Measuring Instruments - 0.3%
             1,000    Agilent Technologies, Inc.*                                                                             38,420
               400    Tektronix, Inc.                                                                                         14,128
                                                                                                                              52,548
Electronic Parts Distributors - 0.4%
               800    Arrow Electronics, Inc.*                                                                                28,960
             1,200    Avnet, Inc.*                                                                                            31,380
                                                                                                                              60,340
Electronics - Military - 0.1%
               100    L-3 Communications Holdings, Inc.                                                                        8,170
Engineering - Research and Development Services - 0.1%
               100    Jacobs Engineering Group, Inc.*                                                                          8,270
Engines - Internal Combustion - 0.3%
               400    Cummins, Inc.*                                                                                          41,800
Enterprise Software/Services - 0.3%
             1,500    BMC Software, Inc.*                                                                                     32,310
               300    CA, Inc.                                                                                                 7,608
               300    Sybase, Inc.*                                                                                            6,531
                                                                                                                              46,449
Fiduciary Banks - 1.1%
               900    Bank of New York Company, Inc.                                                                          31,635
             1,300    Mellon Financial Corp.                                                                                  48,919
               700    Northern Trust Corp.                                                                                    41,223
               700    State Street Corp.                                                                                      45,724
               400    Wilmington Trust Corp.                                                                                  17,720
                                                                                                                             185,221
Finance - Auto Loans - 0.0%
               100    AmeriCredit Corp.*                                                                                       3,028
Finance - Commercial - 0.1%
               400    CIT Group, Inc.                                                                                         21,604
Finance - Credit Card - 0.3%
               500    Capital One Financial Corp.                                                                             43,320
Finance - Investment Bankers/Brokers - 6.4%
               700    A.G. Edwards, Inc.                                                                                      36,988
               100    Bear Stearns Companies, Inc.                                                                            14,251
             8,200    Citigroup, Inc.                                                                                        409,590
             1,100    E*TRADE Financial Corp.*                                                                                27,368
               300    Goldman Sachs Group, Inc.                                                                               48,087
               200    Jefferies Group, Inc.                                                                                   13,290
             5,300    JP Morgan Chase & Co.                                                                                  240,514
             1,800    Lehman Brothers Holdings, Inc.                                                                         136,035
               500    Merrill Lynch & Company, Inc.                                                                           38,130
               750    Raymond James Financial, Inc.                                                                           22,763
             2,700    TD Ameritrade Holding Corp.*                                                                            50,112
                                                                                                                           1,037,128

Finance - Mortgage Loan Banker - 0.5%
               100    Countrywide Financial Corp.                                                                              4,066
             1,500    Fannie Mae                                                                                              75,900
                                                                                                                              79,966
Financial Guarantee Insurance - 0.7%
               100    Ambac Financial Group, Inc.                                                                              8,236
               100    MBIA, Inc.*                                                                                              5,963
               500    MGIC Investment Corp.                                                                                   35,350
               500    PMI Group, Inc.                                                                                         23,075
               700    Radian Group, Inc.                                                                                      43,904
                                                                                                                             116,528
Food - Canned - 0.1%
               900    Del Monte Foods Co.                                                                                     10,494
Food - Confectionary - 0.0%
               200    J.M. Smucker Co.                                                                                         7,852
Food - Dairy Products - 0.3%
             1,100    Dean Foods Co.*                                                                                         43,571
Food - Diversified - 0.5%
               600    Campbell Soup Co.                                                                                       19,284
               500    General Mills, Inc.                                                                                     24,670
               600    Kellogg Co.                                                                                             27,786
               100    Kraft Foods, Inc. - Class A                                                                              3,124
                                                                                                                              74,864
Food - Meat Products - 0.2%
               800    Hormel Foods Corp.                                                                                      26,848
               200    Smithfield Foods, Inc.*                                                                                  5,380
               400    Tyson Foods, Inc. - Class A                                                                              5,840
                                                                                                                              38,068
Food - Retail - 1.0%
             1,100    Albertson's, Inc.                                                                                       27,863
             2,500    Kroger Co.                                                                                              50,650
             3,100    Safeway, Inc.                                                                                           77,903
                                                                                                                             156,416
Food - Wholesale/Distribution - 0.1%
               300    Supervalu, Inc.                                                                                          8,703
Forestry - 0.1%
               100    Plum Creek Timber Company, Inc.                                                                          3,630
               100    Weyerhaeuser Co.*                                                                                        7,047
                                                                                                                              10,677
Gas - Distribution - 0.7%
               600    AGL Resources, Inc.                                                                                     21,228
               100    Energen Corp.                                                                                            3,527
               100    NiSource, Inc.                                                                                           2,111
               500    ONEOK, Inc.                                                                                             16,505
             1,100    Sempra Energy Co.                                                                                       50,622
               600    UGI Corp.                                                                                               13,440
                                                                                                                             107,433
Gold Mining - 0.1%
               300    Newmont Mining Corp.                                                                                    17,508
Health Care Cost Containment - 0.5%
             1,800    McKesson Corp.                                                                                          87,462
Home Decoration Products - 0.3%
             1,800    Newell Rubbermaid, Inc.                                                                                 49,356
Hotels and Motels - 0.2%
               500    Starwood Hotels & Resorts Worldwide, Inc.                                                               28,690
Human Resources - 0.1%
               300    Manpower, Inc.                                                                                          19,545
Independent Power Producer - 0.4%
             1,400    NRG Energy, Inc.*                                                                                       66,626
Industrial Gases - 0.1%
               400    Airgas, Inc.                                                                                            16,180
               100    Praxair, Inc.                                                                                            5,613
                                                                                                                              21,793
Instruments - Controls - 0.2%
               100    Mettler-Toledo International, Inc.*                                                                      6,480
               600    Thermo Electron Corp.*                                                                                  23,124
                                                                                                                              29,604
Instruments - Scientific - 0.1%
               600    Applera Corp. - Applied Biosystems Group                                                                17,304
Insurance Brokers - 1.3%
             2,800    Aon Corp.                                                                                              117,348
               100    Arthur J. Gallagher & Co.                                                                                2,744
               300    Erie Indemnity Co. - Class A                                                                            15,279
             2,300    Marsh & McLennan Companies, Inc.                                                                        70,541
                                                                                                                             205,912
Internet Financial Services - 0.1%
               200    IndyMac Bancorp, Inc.                                                                                    9,664
Internet Security - 0.1%
               100    CheckFree Corp.*                                                                                         5,387
               200    Symantec Corp.*                                                                                          3,276
                                                                                                                               8,663
Investment Companies - 0.3%
               600    Allied Capital Corp.                                                                                    18,636
             1,000    American Capital Strategies, Ltd.                                                                       34,820
                                                                                                                              53,456
Investment Management and Advisory Services - 0.0%
               100    Federated Investors, Inc. - Class B                                                                      3,510
Life and Health Insurance - 2.3%
             1,300    AFLAC, Inc.                                                                                             61,802
               200    AmerUs Group Co.                                                                                        11,730
               600    CIGNA Corp.                                                                                             64,200
               700    Conseco, Inc.*                                                                                          17,675
               579    Lincoln National Corp.                                                                                  33,628
               300    Nationwide Financial Services, Inc. - Class A                                                           13,164
             1,000    Principal Financial Group, Inc.                                                                         51,310
               100    Protective Life Corp.                                                                                    5,040
               800    Prudential Financial, Inc.                                                                              62,504
               100    Reinsurance Group of America, Inc.                                                                       4,810
               200    StanCorp Financial Group, Inc.                                                                           9,868
               100    Torchmark Corp.                                                                                          6,011
             1,300    UnumProvident Corp.                                                                                     26,403
                                                                                                                             368,145
Machinery - Construction and Mining - 0.1%
               200    Terex Corp.*                                                                                            17,310
Medical - Biomedical and Genetic - 0.2%
               100    Biogen Idec, Inc.*                                                                                       4,485
               100    Charles River Laboratories International, Inc.*                                                          4,725
               100    Invitrogen Corp.*                                                                                        6,601
             1,600    Millennium Pharmaceuticals, Inc.*                                                                       14,528
                                                                                                                              30,339
Medical - Drugs - 5.3%
               500    Abbott Laboratories                                                                                     21,370
             1,200    Bristol-Myers Squibb Co.                                                                                30,456
               900    Eli Lilly and Co.                                                                                       47,628
             4,100    King Pharmaceuticals, Inc.*                                                                             71,299
             3,200    Merck & Company, Inc.                                                                                  110,144
            20,900    Pfizer, Inc.                                                                                           529,397
             1,100    Wyeth                                                                                                   53,537
                                                                                                                             863,831
Medical - Generic Drugs - 0.7%
             2,600    Mylan Laboratories, Inc.                                                                                56,784
             2,000    Watson Pharmaceuticals, Inc.*                                                                           56,880
                                                                                                                             113,664
Medical - HMO - 1.2%
             1,800    Aetna, Inc.                                                                                             69,300
             1,100    Health Net, Inc.*                                                                                       44,770
               100    Humana, Inc.*                                                                                            4,518
               100    Sierra Health Services, Inc.*                                                                            3,921
             1,000    WellPoint, Inc.*                                                                                        71,000
                                                                                                                             193,509
Medical - Hospitals - 0.0%
               100    Triad Hospitals, Inc.*                                                                                   4,120
Medical - Wholesale Drug Distributors - 1.1%
             1,700    AmerisourceBergen Corp.                                                                                 73,355
             1,500    Cardinal Health, Inc.                                                                                  101,025
                                                                                                                             174,380
Metal - Copper - 0.1%
               100    Phelps Dodge Corp.                                                                                       8,619
Metal Processors and Fabricators - 0.3%
               700    Precision Castparts Corp.                                                                               44,086
Multi-Line Insurance - 3.7%
             1,500    Allstate Corp.                                                                                          84,735
               300    American Financial Group, Inc.                                                                          13,284
             1,000    American International Group, Inc.                                                                      65,250
             1,000    Assurant, Inc.                                                                                          48,170
               100    Cincinnati Financial Corp.                                                                               4,264
               100    Genworth Financial, Inc. - Class A                                                                       3,320
               200    Hanover Insurance Group, Inc.                                                                           10,580
               400    Hartford Financial Services Group, Inc.                                                                 36,772
               900    HCC Insurance Holdings, Inc.                                                                            30,141
             1,900    Loews Corp.                                                                                            201,685
             1,300    MetLife, Inc.                                                                                           67,730
             1,725    Old Republic International Corp.                                                                        38,381
                                                                                                                             604,312
Multimedia - 0.7%
             1,000    Belo Corp. - Class A                                                                                    18,330
             3,400    News Corporation, Inc. - Class A                                                                        58,344
             1,400    Time Warner, Inc.                                                                                       24,360
               300    Viacom, Inc. - Class B*                                                                                 11,949
               300    Walt Disney Co.                                                                                          8,388
                                                                                                                             121,371
Non-Hazardous Waste Disposal - 0.2%
               100    Allied Waste Industries, Inc.*                                                                           1,416
               800    Republic Services, Inc.                                                                                 35,208
                                                                                                                              36,624
Office Supplies and Forms - 0.0%
               100    Avery Dennison Corp.                                                                                     6,250
Oil - Field Services - 0.0%
               100    Tidewater, Inc.                                                                                          5,824
Oil and Gas Drilling - 0.2%
               300    Helmerich & Payne, Inc.                                                                                 21,822
               100    Pride International, Inc.*                                                                               3,489
               200    Rowan Companies, Inc.                                                                                    8,866
                                                                                                                              34,177
Oil Companies - Exploration and Production - 1.7%
               400    Anadarko Petroleum Corp.                                                                                41,928
               200    Apache Corp.                                                                                            14,208
               800    Chesapeake Energy Corp.                                                                                 25,344
             1,100    Devon Energy Corp.                                                                                      66,121
               200    Forest Oil Corp.*                                                                                        7,314
               700    Kerr-McGee Corp.                                                                                        69,902
               400    Newfield Exploration Co.*                                                                               17,840
               100    Noble Energy, Inc.                                                                                       4,498
               300    Pioneer Natural Resources Co.                                                                           12,846
               300    Pogo Producing Co.                                                                                      14,907
                                                                                                                             274,908
Oil Companies - Integrated - 8.3%
               700    Amerada Hess Corp.                                                                                     100,289
             3,700    Chevron Corp.                                                                                          225,774
             2,993    ConocoPhillips                                                                                         200,232
            10,500    Exxon Mobil Corp.                                                                                      662,341
             1,100    Marathon Oil Corp.                                                                                      87,296
               826    Occidental Petroleum Corp.                                                                              84,863
                                                                                                                           1,360,795
Oil Field Machinery and Equipment - 0.3%
               400    Cooper Cameron Corp.*                                                                                   20,096
               400    National-Oilwell Varco, Inc.*                                                                           27,588
                                                                                                                              47,684
Oil Refining and Marketing - 0.8%
               400    Sunoco, Inc.                                                                                            32,416
               100    Tesoro Corp.                                                                                             6,992
             1,500    Valero Energy Corp.                                                                                     97,110
                                                                                                                             136,518
Paper and Related Products - 0.4%
               100    MeadWestvaco Corp.                                                                                       2,851
             1,200    Rayonier, Inc.                                                                                          49,392
               300    Temple-Inland, Inc.                                                                                     13,932
                                                                                                                              66,175
Pharmacy Services - 0.9%
               600    Caremark Rx, Inc.                                                                                       27,330
               500    Medco Health Solutions, Inc.*                                                                           26,615
             1,700    Omnicare, Inc.                                                                                          96,407
                                                                                                                             150,352
Pipelines - 0.8%
               200    Equitable Resources, Inc.                                                                                7,102
               800    National Fuel Gas Co.                                                                                   26,600
             1,100    Questar Corp.                                                                                           88,055
               100    Western Gas Resources, Inc.                                                                              5,200
                                                                                                                             126,957
Printing - Commercial - 0.2%
               900    R.R. Donnelley & Sons Co.                                                                               30,321
Property and Casualty Insurance - 2.9%
               102    Alleghany Corp.*                                                                                        29,172
               800    Chubb Corp.                                                                                             41,232
             1,400    Fidelity National Financial, Inc.                                                                       58,772
             1,500    First American Corp.                                                                                    63,900
               300    Mercury General Corp.                                                                                   16,011
               100    Philadelphia Consolidated Holding Corp.*                                                                 3,313
               300    Progressive Corp.                                                                                       32,559
             1,200    SAFECO Corp.                                                                                            62,280
             2,300    St. Paul Travelers Companies, Inc.                                                                     101,269
             1,850    W. R. Berkley Corp.                                                                                     69,227
                                                                                                                             477,735
Publishing - Newspapers - 0.2%
               200    Gannett Company, Inc.                                                                                   11,000
               300    Knight-Ridder, Inc.                                                                                     18,600
               100    Tribune Co.                                                                                              2,883
                                                                                                                              32,483
Quarrying - 0.2%
               300    Vulcan Materials Co.                                                                                    25,488
REIT - Apartments - 1.9%
               400    Apartment Investment & Management Co. - Class A                                                         17,876
               700    Archstone-Smith Trust, Inc.                                                                             34,216
               700    Avalonbay Communities, Inc.                                                                             75,390
               900    BRE Properties, Inc. - Class A                                                                          48,492
               300    Camden Property Trust, Inc.                                                                             20,619
             1,300    Equity Residential Properties Trust                                                                     58,331
               400    Essex Property Trust, Inc.                                                                              43,640
               100    United Dominion Realty Trust, Inc.                                                                       2,719
                                                                                                                             301,283
REIT - Diversified - 0.4%
               400    Crescent Real Estate Equities, Inc.                                                                      8,000
               600    Duke Realty Corp.                                                                                       21,240
               200    Reckson Associates Realty Corp.                                                                          8,136
               300    Vornado Realty Trust                                                                                    28,692
                                                                                                                              66,068
REIT - Health Care - 0.0%
               100    Heath Care REIT, Inc.                                                                                    3,480
REIT - Hotels - 0.1%
               667    Host Marriott Corp.                                                                                     14,020
REIT - Mortgages - 0.0%
               100    CapitalSource, Inc.                                                                                      2,350
REIT - Office Property - 0.9%
             1,000    Arden Realty, Inc.                                                                                      45,340
               200    Boston Properties, Inc.                                                                                 17,654
               600    CarrAmerica Realty Corp.                                                                                26,856
               200    Equity Office Properties Trust                                                                           6,460
               200    HRPT Properties Trust                                                                                    2,196
               400    SL Green Realty Corp.                                                                                   39,600
               200    Trizec Properties, Inc.                                                                                  5,004
                                                                                                                             143,110

REIT - Regional Malls - 0.3%
               100    CBL & Associates Properties, Inc.                                                                        3,999
               200    General Growth Properties, Inc.                                                                          9,390
               200    Macerich Co.                                                                                            14,644
               300    Simon Property Group, Inc.                                                                              24,564
                                                                                                                              52,597
REIT - Shopping Centers - 0.4%
               300    Federal Realty Investment Trust                                                                         20,469
               100    Kimco Realty Corp.                                                                                       3,713
               400    Pan Pacific Retail Properties, Inc.                                                                     26,656
               100    Regency Centers Corp.                                                                                    6,309
                                                                                                                              57,147
REIT - Storage - 0.3%
               900    Shurgard Storage Centers, Inc.                                                                          56,682
REIT - Warehouse and Industrial - 0.1%
               100    AMB Property Corp.                                                                                       4,999
               200    ProLogis                                                                                                10,044
                                                                                                                              15,043
Rental Auto/Equipment - 0.0%
               100    Rent-A-Center, Inc.*                                                                                     2,762
Retail - Apparel and Shoe - 0.1%
               500    AnnTaylor Stores Corp.*                                                                                 18,665
               100    Claire's Stores, Inc.                                                                                    3,522
                                                                                                                              22,187
Retail - Automobile - 0.1%
               800    Auto Nation, Inc.*                                                                                      18,016
Retail - Bookstore - 0.0%
               100    Barnes & Noble, Inc.                                                                                     4,508
Retail - Consumer Electronics - 0.1%
               700    Circuit City Stores, Inc.                                                                               20,125
Retail - Discount - 0.2%
               500    Costco Wholesale Corp.                                                                                  27,215
               200    Dollar Tree Stores, Inc.*                                                                                5,214
                                                                                                                              32,429
Retail - Jewelry - 0.3%
             1,400    Tiffany & Co.                                                                                           48,846
Retail - Major Department Stores - 0.3%
               500    J.C. Penney Company, Inc.                                                                               32,730
               400    Saks, Inc.*                                                                                              8,056
                                                                                                                              40,786
Retail - Office Supplies - 0.6%
             2,200    Office Depot, Inc.*                                                                                     89,276
Retail - Regional Department Stores - 0.2%
               400    Federated Department Stores, Inc.                                                                       31,140
Retail - Restaurants - 0.2%
               500    McDonald's Corp.                                                                                        17,285
               300    Wendy's International, Inc.                                                                             18,534
                                                                                                                              35,819
Rubber - Tires - 0.0%
               100    Goodyear Tire & Rubber Co.*                                                                              1,400
Savings/Loan/Thrifts - 0.5%
               100    Astoria Financial Corp.                                                                                  3,132
               500    Golden West Financial Corp.                                                                             35,935
               100    Independence Community Bank Corp.                                                                        4,200
               700    New York Community Bancorp, Inc.                                                                        12,047
               100    Sovereign Bancorp, Inc.                                                                                  2,217
               500    Washington Mutual, Inc.                                                                                 22,530
                                                                                                                              80,061
Semiconductor Equipment - 0.0%
               100    Teradyne, Inc.*                                                                                          1,686
Steel - Producers - 0.1%
               100    Nucor Corp.                                                                                             10,882
Super-Regional Banks - 6.5%
             8,600    Bank of America Corp.                                                                                  429,312
               600    Comerica, Inc.                                                                                          34,122
               300    Huntington Bancshares, Inc.                                                                              7,245
               800    KeyCorp                                                                                                 30,576
             1,200    National City Corp.                                                                                     44,280
               500    PNC Bank Corp.                                                                                          35,735
               400    SunTrust Banks, Inc.                                                                                    30,932
             3,900    U.S. Bancorp                                                                                           122,616
             2,454    Wachovia Corp.                                                                                         146,872
             2,700    Wells Fargo & Co.                                                                                      185,463
                                                                                                                           1,067,153
Telecommunication Equipment - 0.2%
               500    ADC Telecommunications, Inc.*                                                                           11,195
               200    Andrew Corp.*                                                                                            2,116
               400    Avaya, Inc.*                                                                                             4,800
               100    Harris Corp.                                                                                             4,657
               600    Tellabs, Inc.*                                                                                           9,510
                                                                                                                              32,278
Telecommunication Services - 0.0%
               115    NTL, Inc.*                                                                                               3,160
Telephone - Integrated - 5.4%
             1,100    ALLTEL Corp.                                                                                            70,807
            10,000    AT&T, Inc.                                                                                             262,100
             3,200    BellSouth Corp.                                                                                        108,096
             1,000    CenturyTel, Inc.                                                                                        37,700
             3,800    Citizens Communications Co.                                                                             50,464
             4,200    Sprint Nextel Corp.                                                                                    104,160
             7,144    Verizon Communications, Inc.                                                                           235,966
                                                                                                                             869,293
Television - 0.1%
               300    CBS Corp. - Class B                                                                                      7,641
               300    Univision Communications, Inc. - Class A*                                                               10,707
                                                                                                                              18,348
Tobacco - 1.3%
             1,700    Altria Group, Inc.                                                                                     124,372
               700    Loews Corp. - Carolina Group                                                                            35,868
               400    Reynolds American, Inc.                                                                                 43,860
                                                                                                                             204,100
Tools - Hand Held - 0.3%
             1,000    Snap-On, Inc.                                                                                           41,500
               100    Stanley Works                                                                                            5,225
                                                                                                                              46,725
Toys - 0.0%
               100    Hasbro, Inc.                                                                                             1,971
Transportation - Marine - 0.2%
               500    Alexander & Baldwin, Inc.                                                                               24,935
Transportation - Railroad - 1.3%
             1,300    Burlington Northern Santa Fe Corp.                                                                     103,389
               400    CSX Corp.                                                                                               27,396
               500    Norfolk Southern Corp.                                                                                  27,000
               600    Union Pacific Corp.                                                                                     54,726
                                                                                                                             212,511
Transportation - Services - 0.1%
               300    Ryder System, Inc.                                                                                      15,645
Travel Services - 0.2%
             1,400    Sabre Group Holdings, Inc.                                                                              32,326
Water - 0.4%
             2,500    Aqua America, Inc.                                                                                      59,750
Wireless Equipment - 0.6%
               400    American Tower Corp. - Class A*                                                                         13,656
             1,300    Crown Castle International Corp.*                                                                       43,745
             2,200    Motorola, Inc.                                                                                          46,970
                                                                                                                             104,371
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $15,139,401)                                                                                     15,924,065
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.8%
  $        300,000    Bear Stearns & Company, Inc., 4.830%
                       dated 4/28/06, maturing 5/1/06
                       to be repurchased at $300,121
                       collateralized by $326,867
                       in U.S. Government Agencies
                       4.50% - 5.00%, 8/25/25 - 10/15/32
                       with a value of $306,001
                       (cost $300,000)                                                                                       300,000


------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $15,439,401) - 100%                                                                        $16,224,065
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                           April 30, 2006 (unaudited)

                                                               % of Investment
Country                                            Value          Securities

United States++                                $ 16,224,065          100.0 %

Total                                          $ 16,224,065          100.0%
                                               ============    ===============

++ Includes Short-Term Securities (98.2% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

*                 Non-income-producing security

Janus Adviser International Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.5%
Agricultural Chemicals - 2.7%
           202,214    Potash Corporation of Saskatchewan, Inc.                                                          $ 19,142,552
Agricultural Operations - 2.7%
           222,185    Bunge, Ltd.#                                                                                        11,853,570
         9,844,000    Chaoda Modern Agriculture Holdings, Ltd.                                                             6,856,126
                                                                                                                          18,709,696
Apparel Manufacturers - 0.7%
           540,471    Burberry Group PLC                                                                                   4,646,998
Audio and Video Products - 2.2%
           311,800    Sony Corp.                                                                                          15,663,250
Automotive - Cars and Light Trucks - 3.9%
           162,633    BMW A.G.#                                                                                            8,853,469
           235,005    Maruti Udyog, Ltd.                                                                                   4,814,986
         1,015,400    Nissan Motor Company, Ltd.#                                                                         13,349,614
                                                                                                                          27,018,069
Brewery - 0.3%
            15,688    Hite Brewery Company, Ltd.                                                                           2,062,460
Broadcast Services and Programming - 0.6%
           206,336    Grupo Televisa S.A. (ADR)                                                                            4,374,323
Building - Residential and Commercial - 1.1%
           147,615    Desarrolladora Homex S.A. (ADR)*,#                                                                   5,656,607
           225,400    Rossi Residencial S.A.                                                                               2,376,042
                                                                                                                           8,032,649
Commercial Banks - 7.3%
           176,887    Anglo Irish Bank Corporation PLC                                                                     2,912,262
         3,659,800    Banco De Oro                                                                                         2,509,375
            68,210    Banco De Oro (GDR)*                                                                                    935,466
           268,670    Banco Marcro Bansud S.A. (ADR)*                                                                      6,225,084
           251,000    Banco Nossa Caixa S.A.                                                                               5,664,638
           131,054    Commerzbank A.G.#                                                                                    5,414,840
            52,845    Julius Baer Holding, Ltd.#                                                                           5,066,336
            43,510    Kookmin Bank                                                                                         3,898,001
               457    Mitsubishi UFJ Financial Group, Inc.                                                                 7,184,209
               851    Mizuho Financial Group, Inc.                                                                         7,257,024
           389,460    Punjab National Bank, Ltd.                                                                           3,628,744
                                                                                                                          50,695,979
Computers - 1.2%
           111,300    Research In Motion, Ltd. (U.S. Shares)*                                                              8,528,919
Computers - Peripheral Equipment - 0.5%
            77,738    Logitech International S.A.*                                                                         3,228,114
Cosmetics and Toiletries - 1.1%
            93,400    LG Household & Health Care, Ltd.                                                                     7,456,552
Distribution/Wholesale - 3.5%
         1,572,500    Esprit Holdings, Ltd.                                                                               12,554,364
         5,094,000    Li & Fung, Ltd.                                                                                     12,088,994
                                                                                                                          24,643,358
Diversified Financial Services - 0.1%
         1,062,176    Reliance Capital Ventures, Ltd.*                                                                       609,154
Diversified Minerals - 1.2%
         4,489,290    Caemi Mineracao e Metalurgica S.A.                                                                   8,260,122
Diversified Operations - 4.9%
           122,800    Bradespar S.A.*                                                                                      4,898,467
         2,250,000    China Resources Enterprise, Ltd.                                                                     4,817,304
            89,278    Louis Vuitton Moet Hennessy S.A.#                                                                    9,399,285
         6,798,000    Melco International Development, Ltd.                                                               15,299,949
                                                                                                                          34,415,005
Electric - Distribution - 0.4%
           382,700    Equatorial Energia S.A.*                                                                             2,842,286
Electric Products - Miscellaneous - 1.6%
         1,708,000    Toshiba Corp.#                                                                                      10,875,159
Electronic Components - Semiconductors - 5.9%
         4,852,483    ARM Holdings PLC                                                                                    12,034,314
         1,992,000    Chartered Semiconductor Manufacturing, Ltd.*                                                         2,268,075
            38,890    Samsung Electronics Company, Ltd.                                                                   26,553,392
                                                                                                                          40,855,781
Energy - Alternate Sources - 0.7%
           152,200    Suntech Power Holdings Company, Ltd. (ADR)*                                                          5,218,938
Finance - Investment Bankers/Brokers - 1.6%
           704,000    Mitsubishi UFJ Securities Company, Ltd.                                                             11,091,872
Finance - Mortgage Loan Banker - 1.1%
           258,222    Housing Development Finance Corporation, Ltd.                                                        7,474,348
Food - Retail - 1.2%
           154,050    Metro A.G.#                                                                                          8,718,565
Gas - Distribution - 0.1%
         1,062,176    Reliance Natural Resources, Ltd.*                                                                      699,049
Hotels and Motels - 0.4%
            56,240    Four Seasons Hotels, Inc.                                                                            3,038,085
Insurance Brokers - 0.8%
           165,165    Willis Group Holdings, Ltd.                                                                          5,805,550
Internet Connectivity Services - 0.8%
           115,160    NDS Group PLC (ADR)*,#                                                                               5,804,064
Internet Gambling - 0.8%
         1,321,562    IG Group Holdings PLC                                                                                5,566,958
Internet Security - 0.4%
           148,595    Check Point Software Technologies, Ltd. (U.S. Shares)*                                               2,875,313
Investment Companies - 0.7%
         1,114,816    SM Investments Corp.                                                                                 4,952,345
Medical - Drugs - 1.2%
            55,266    Roche Holding A.G.#                                                                                  8,498,005
Medical Instruments - 1.2%
           527,600    Elekta AB - Class B                                                                                  8,710,766
Metal - Diversified - 0.7%
            85,491    Inco, Ltd.                                                                                           4,822,608
Mortgage Banks - 0.4%
            57,865    Aareal Bank A.G.*                                                                                    2,728,848
Multi-Line Insurance - 0.8%
            29,723    Allianz A.G.#                                                                                        4,968,583
           150,000    Ping An Insurance Group Company of China, Ltd. - Class H                                               413,050
                                                                                                                           5,381,633
Oil - Field Services - 0.8%
            85,607    Technip S.A.#                                                                                        5,405,519
Oil Companies - Exploration and Production - 1.2%
            52,920    Niko Resources, Ltd.                                                                                 3,081,340
           183,353    Western Oil Sands, Inc. - Class A*                                                                   5,544,622
                                                                                                                           8,625,962
Oil Companies - Integrated - 2.6%
           102,365    Lukoil (ADR)                                                                                         9,274,269
           101,912    Suncor Energy, Inc.                                                                                  8,726,850
                                                                                                                          18,001,119
Oil Refining and Marketing - 3.4%
         1,062,176    Reliance Industries, Ltd.                                                                           23,867,024
Paper and Related Products - 0.2%
           173,800    Suzano Bahia Sul Papel e Celulose S.A.                                                               1,230,008
Power Converters and Power Supply Equipment - 0.3%
            72,831    Suzlon Energy, Ltd.                                                                                  2,043,242
Public Thoroughfares - 1.4%
           561,500    Companhia de Concessoes Rodoviarias                                                                  4,923,551
           404,400    Obrascon Huarte Lain Brasil S.A.*                                                                    4,939,221
                                                                                                                           9,862,772
Real Estate Management/Services - 1.5%
           494,000    Mitsubishi Estate Company, Ltd.                                                                     10,802,793
Real Estate Operating/Development - 5.2%
        10,279,600    Ayala Land, Inc.                                                                                     2,332,888
           774,000    Capitaland, Ltd.                                                                                     2,399,013
        11,684,000    China Overseas Land & Investment, Ltd.                                                               7,459,508
           659,000    Cyrela Brazil Realty S.A.                                                                           11,209,631
           386,430    Gafisa S.A.*                                                                                         3,943,919
         1,799,000    Hang Lung Properties, Ltd.                                                                           3,619,672
           434,000    Sun Hung Kai Properties, Ltd.#                                                                       4,959,488
                                                                                                                          35,924,119
Rental Auto/Equipment - 0.1%
            33,200    Localiza Rent a Car S.A.                                                                               699,952
Research and Development - 0.7%
         1,427,311    Qinetiq PLC*                                                                                         5,244,596
Semiconductor Equipment - 2.7%
           881,742    ASML Holding N.V.*                                                                                  18,688,516
Steel - Producers - 3.3%
         1,654,733    Tata Steel, Ltd.                                                                                    23,370,800
Sugar - 5.0%
           554,767    Bajaj Hindusthan, Ltd.                                                                               6,379,821
           139,900    Bajaj Hindusthan, Ltd. (GDR) (144A)ss.                                                               1,608,318
         1,843,537    Balrampur Chini Mills, Ltd.                                                                          7,723,147
           229,000    Cosan S.A. Industria e Comercio*                                                                    17,622,137
            63,958    Shree Renuka Sugars, Ltd.                                                                            2,003,068
                                                                                                                          35,336,491
Telecommunication Services - 2.8%
           343,825    Amdocs, Ltd. (U.S. Shares)*                                                                         12,790,290
         1,062,176    Reliance Communication Ventures, Ltd.*                                                               7,164,365
                                                                                                                          19,954,655
Television - 0.9%
           645,191    British Sky Broadcasting Group PLC                                                                   6,182,718
Transportation - Railroad - 1.6%
           177,100    All America Latina Logistica (GDR)                                                                  11,202,190
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $415,537,425)                                                                                   619,889,849
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 8.6%
        60,045,815    State Street Navigator Securities Lending Prime Portfolio+ (cost $60,045,815)                       60,045,815
------------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 2.9%
       $20,600,000    Dexia CLF Finance Co., ETD, 4.82%, 5/1/06 (cost $20,600,000)                                        20,600,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $496,183,240) - 100%                                                                      $700,535,664
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                           April 30, 2006 (unaudited)


                                                                % of Investment
Country                                      Value                 Securities

Argentina                               $     6,225,084               0.9%
Bermuda                                      42,302,478               6.0%
Brazil                                       79,812,164              11.4%
Canada                                       52,884,976               7.4%
Cayman Islands                               12,075,064               1.7%
China                                           413,050               0.1%
France                                       14,804,804               2.1%
Germany                                      30,684,305               4.4%
Hong Kong                                    36,155,921               5.3%
India                                        91,386,066              13.0%
Ireland                                       2,912,262               0.4%
Israel                                        2,875,313               0.4%
Japan                                        76,223,921              10.9%
Mexico                                       10,030,930               1.4%
Netherlands                                  18,688,516               2.7%
Philippines                                  10,730,074               1.5%
Russia                                        9,274,269               1.4%
Singapore                                     4,667,088               0.6%
South Korea                                  39,970,405               5.9%
Sweden                                        8,710,766               1.2%
Switzerland                                  16,792,455               2.4%
United Kingdom                               52,269,938               7.4%
United States++                              80,645,815              11.5%

                                Total   $   700,535,664             100.0%
                                        ===============         ===============

++Includes Short-Term Securities and Other Securities (0% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETD               Euro Time Deposit

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange


*     Non-income-producing security
# Loaned security; a portion or all of the security is on loan as of April 30, 2006.
+ The security is purchased with the cash collateral received from securities on loan.


ss. Schedule of Restricted and Illiquid Securities


                                                                                                          Value as a %
                                                              Acquisition   Acquisition                  of Investment
                                                                 Date           Cost           Value       Securities
----------------------------------------------------------------------------------------------------------------------

Janus Adviser International Growth Fund

Bajaj Hindusthan, Ltd. (GDR) (144A)                           1/27/06        $1,135,988      $1,608,318        0.2%
----------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2006. The issuer incurs all registration costs.

Janus Adviser Large Cap Growth Fund


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.2%
Aerospace and Defense - 4.6%
           105,090    BAE Systems PLC**                                                                                    $ 800,085
            73,760    Boeing Co.                                                                                           6,155,271
            23,880    Lockheed Martin Corp.                                                                                1,812,492
                                                                                                                           8,767,848
Agricultural Chemicals - 1.8%
            23,145    Monsanto Co.                                                                                         1,930,293
            11,314    Syngenta A.G.*                                                                                       1,578,231
                                                                                                                           3,508,524
Apparel Manufacturers - 0.5%
            28,280    Coach, Inc.*                                                                                           933,806
Applications Software - 1.8%
           143,845    Microsoft Corp.                                                                                      3,473,857
Automotive - Cars and Light Trucks - 1.5%
            39,037    BMW A.G.**,#                                                                                         2,125,109
            58,800    Nissan Motor Company, Ltd.**                                                                           773,052
                                                                                                                           2,898,161
Automotive - Truck Parts and Equipment - Original - 0.1%
            11,095    Lear Corp.#                                                                                            261,620
Beverages - Non-Alcoholic - 0.8%
            25,965    PepsiCo, Inc.                                                                                        1,512,202
Broadcast Services and Programming - 0.5%
           123,975    Liberty Media Corp. - Class A*                                                                       1,035,191
Building - Residential and Commercial - 0.3%
               720    NVR, Inc.*,#                                                                                           543,600
Building and Construction Products - Miscellaneous - 0.3%
            19,450    Masco Corp.                                                                                            620,455
Building Products - Cement and Aggregate - 0.6%
            17,170    Cemex S.A. de C.V. (ADR)#                                                                            1,159,318
Casino Hotels - 0.8%
            19,050    Harrah's Entertainment, Inc.                                                                         1,555,242
Cellular Telecommunications - 0.7%
            34,140    America Movil S.A. de C.V. - Series L (ADR)                                                          1,260,107
Chemicals - Diversified - 0.6%
            19,100    Shin-Etsu Chemical Company, Ltd.**                                                                   1,103,746
Commercial Banks - 0.5%
               120    Mizuho Financial Group, Inc.**                                                                       1,023,317
Commercial Services - Finance - 1.3%
            13,995    Moody's Corp.                                                                                          867,830
            38,015    Paychex, Inc.                                                                                        1,535,426
                                                                                                                           2,403,256
Computers - 2.1%
            33,880    Apple Computer, Inc.*                                                                                2,384,813
            21,235    Research In Motion, Ltd. (U.S. Shares)*                                                              1,627,238
                                                                                                                           4,012,051
Computers - Memory Devices - 2.0%
           207,350    EMC Corp.*                                                                                           2,801,299
            16,605    SanDisk Corp.*                                                                                       1,059,897
                                                                                                                           3,861,196
Containers - Metal and Glass - 0.5%
            25,790    Ball Corp.                                                                                           1,031,084
Cosmetics and Toiletries - 3.1%
           100,519    Procter & Gamble Co.                                                                                 5,851,211
Dental Supplies and Equipment - 0.5%
            30,015    Patterson Companies, Inc.*,#                                                                           977,889
Distribution/Wholesale - 0.5%
           114,500    Esprit Holdings, Ltd.                                                                                  914,133
Diversified Minerals - 1.0%
            38,520    Companhia Vale do Rio Doce (ADR)                                                                     1,984,550
Diversified Operations - 2.5%
           137,805    General Electric Co.                                                                                 4,766,675
E-Commerce/Services - 1.5%
            35,307    eBay, Inc.*                                                                                          1,214,914
            55,415    IAC/InterActiveCorp*                                                                                 1,599,831
                                                                                                                           2,814,745
Electric - Generation - 0.5%
            57,705    AES Corp.*                                                                                             979,254
Electric Products - Miscellaneous - 0.6%
            12,690    Emerson Electric Co.                                                                                 1,078,016
Electronic Components - Semiconductors - 3.6%
           105,440    Advanced Micro Devices, Inc.*                                                                        3,410,984
            99,265    Texas Instruments, Inc.                                                                              3,445,488
                                                                                                                           6,856,472
Electronic Forms - 0.8%
            40,595    Adobe Systems, Inc.*                                                                                 1,591,324
Enterprise Software/Services - 2.3%
            35,650    CA, Inc.                                                                                               904,084
           109,140    Oracle Corp.*                                                                                        1,592,353
            33,595    SAP A.G. (ADR)**                                                                                     1,835,294
                                                                                                                           4,331,731
Entertainment Software - 1.5%
            50,560    Electronic Arts, Inc.*                                                                               2,871,808
Finance - Credit Card - 1.5%
            36,880    American Express Co.                                                                                 1,984,513
            17,300    Credit Saison Company, Ltd.**                                                                          907,048
                                                                                                                           2,891,561
Finance - Investment Bankers/Brokers - 6.1%
           116,960    JP Morgan Chase & Co.                                                                                5,307,644
            28,575    Merrill Lynch & Company, Inc.                                                                        2,179,129
            44,000    Mitsubishi UFJ Securities Company, Ltd.**                                                              693,242
            17,568    UBS A.G.                                                                                             2,082,322
            11,670    UBS A.G. (ADR)                                                                                       1,363,640
                                                                                                                          11,625,977
Finance - Mortgage Loan Banker - 1.0%
            39,380    Fannie Mae                                                                                           1,992,628
Finance - Other Services - 0.6%
             2,340    Chicago Mercantile Exchange Holdings, Inc.                                                           1,071,720
Food - Dairy Products - 0.7%
            34,115    Dean Foods Co.*                                                                                      1,351,295
Food - Retail - 1.0%
            29,815    Whole Foods Market, Inc.                                                                             1,830,045
Food - Wholesale/Distribution - 0.5%
            32,820    Sysco Corp.                                                                                            980,990
Independent Power Producer - 0.5%
            20,895    NRG Energy, Inc.*                                                                                      994,393
Insurance Brokers - 0.5%
            31,175    Marsh & McLennan Companies, Inc.                                                                       956,137
Internet Infrastructure Software - 0.4%
            25,030    Akamai Technologies, Inc.*,#                                                                           843,261
Machinery - Construction and Mining - 0.3%
             7,570    Joy Global, Inc.                                                                                       497,273
Medical - Biomedical and Genetic - 2.4%
            23,360    Amgen, Inc.*                                                                                         1,581,472
            48,530    Celgene Corp.*                                                                                       2,046,025
            11,300    Genentech, Inc.*                                                                                       900,723
                                                                                                                           4,528,220
Medical - Drugs - 5.0%
            47,020    Abbott Laboratories                                                                                  2,009,635
            85,910    Merck & Company, Inc.                                                                                2,957,022
            29,484    Roche Holding A.G.                                                                                   4,533,622
                                                                                                                           9,500,279
Medical - Generic Drugs - 1.0%
            47,015    Teva Pharmaceutical Industries, Ltd. (ADR)#                                                          1,904,108
Medical - HMO - 2.7%
            10,320    Aetna, Inc.                                                                                            397,320
            57,712    Coventry Health Care, Inc.*                                                                          2,866,555
            38,585    UnitedHealth Group, Inc.                                                                             1,919,218
                                                                                                                           5,183,093
Medical - Wholesale Drug Distributors - 1.0%
            27,575    Cardinal Health, Inc.                                                                                1,857,176
Medical Instruments - 1.2%
            59,440    Boston Scientific Corp.*,#                                                                           1,381,386
             7,550    Intuitive Surgical, Inc.*                                                                              958,850
                                                                                                                           2,340,236
Medical Products - 0.5%
            18,025    Varian Medical Systems, Inc.*                                                                          944,150
Metal Processors and Fabricators - 1.2%
            37,435    Precision Castparts Corp.#                                                                           2,357,656
Networking Products - 0.7%
            67,474    Cisco Systems, Inc.*                                                                                 1,413,580
Oil - Field Services - 2.4%
            33,985    Halliburton Co.                                                                                      2,655,928
            29,110    Schlumberger, Ltd. (U.S. Shares)**                                                                   2,012,665
                                                                                                                           4,668,593
Oil Companies - Exploration and Production - 1.9%
            16,520    Apache Corp.                                                                                         1,173,581
            23,990    EnCana Corp. (U.S. Shares)#                                                                          1,200,700
            17,985    EOG Resources, Inc.                                                                                  1,263,086
                                                                                                                           3,637,367
Oil Companies - Integrated - 2.5%
             6,765    Amerada Hess Corp.                                                                                     969,222
            60,170    Exxon Mobil Corp.                                                                                    3,795,523
                                                                                                                           4,764,745
Oil Refining and Marketing - 0.2%
             7,190    Valero Energy Corp.                                                                                    465,481
Optical Supplies - 0.7%
            13,660    Alcon, Inc. (U.S. Shares)                                                                            1,389,359
Pharmacy Services - 1.0%
            40,390    Caremark Rx, Inc.                                                                                    1,839,765
Real Estate Management/Services - 0.4%
            34,000    Mitsubishi Estate Company, Ltd.**                                                                      743,512
Reinsurance - 0.7%
               449    Berkshire Hathaway, Inc. - Class B*                                                                  1,325,448
Retail - Apparel and Shoe - 1.2%
            34,100    Industria de Diseno Textil S.A.**                                                                    1,387,420
            22,775    Nordstrom, Inc.                                                                                        872,966
                                                                                                                           2,260,386
Retail - Building Products - 0.7%
            21,515    Lowe's Companies, Inc.                                                                               1,356,521
Retail - Office Supplies - 1.3%
            90,395    Staples, Inc.                                                                                        2,387,332
Savings/Loan/Thrifts - 0.3%
            35,690    NewAlliance Bancshares, Inc.#                                                                          515,364
Semiconductor Components/Integrated Circuits - 0.5%
            15,140    Marvell Technology Group, Ltd.*                                                                        864,343
Soap and Cleaning Preparations - 0.9%
            47,160    Reckitt Benckiser PLC**                                                                              1,719,115
Telecommunication Services - 0.4%
            22,865    NeuStar, Inc. - Class A*                                                                               802,562
Telephone - Integrated - 0.4%
           135,020    Level 3 Communications, Inc.*,#                                                                        729,108
Television - 0.2%
            13,140    Univision Communications, Inc. - Class A*                                                              468,967
Therapeutics - 1.7%
            25,515    Amylin Pharmaceuticals, Inc.*,#                                                                      1,111,178
            38,125    Gilead Sciences, Inc.*                                                                               2,192,188
                                                                                                                           3,303,366
Transportation - Railroad - 1.3%
            31,880    Canadian National Railway Co. (U.S. Shares)                                                          1,431,731
            10,930    Union Pacific Corp.                                                                                    996,925
                                                                                                                           2,428,656
Transportation - Services - 2.1%
            40,460    C.H. Robinson Worldwide, Inc.                                                                        1,794,401
            26,275    United Parcel Service, Inc. - Class B                                                                2,130,114
                                                                                                                           3,924,515
Web Portals/Internet Service Providers - 3.7%
             5,020    Google, Inc. - Class A*                                                                              2,098,059
           149,595    Yahoo!, Inc.*                                                                                        4,903,723
                                                                                                                           7,001,782
Wireless Equipment - 3.2%
            38,130    Crown Castle International Corp.*                                                                    1,283,075
           109,325    Nokia Oyj (ADR)**                                                                                    2,477,304
            45,125    QUALCOMM, Inc.                                                                                       2,316,718
                                                                                                                           6,077,097
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $146,377,471)                                                                                   183,719,551
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.8%
         7,175,258    State Street Navigator Securities Lending Prime Portfolio+ (cost $ 7,175,258)                        7,175,258

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $153,552,729) - 100%                                                                      $190,894,809
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                           April 30, 2006 (unaudited)


                                                              % of Investment
Country                                            Value         Securities

Bermuda                                        $  1,778,476          1.0%
Brazil                                            1,984,550          1.0%
Canada                                            4,259,669          2.3%
Finland                                           2,477,304          1.3%
Germany                                           3,960,403          2.1%
Israel                                            1,904,108          1.0%
Japan                                             5,243,917          2.8%
Mexico                                            2,419,425          1.3%
Netherlands                                       2,012,665          1.1%
Spain                                             1,387,420          0.7%
Switzerland                                      10,947,174          5.7%
United Kingdom                                    2,519,200          1.3%
United States++                                 150,000,498         78.4%

                                     Total     $190,894,809        100.0%
                                               ============   ===============

++Includes Other Securities (74.6% excluding Other Securities)

Forward Currency Contracts
Open at April 30, 2006

           Currency Sold and                                        Currency Value in      Unrealized
            Settlement Date                 Currency Units Sold          $ U.S.            Gain/(Loss)
-------------------------------------------------------------------------------------------------------
British Pound 10/19/06                              440,000         $         804,398      $  (16,749)

Euro 6/28/06                                      1,515,000                 1,918,543         (43,640)

Euro 8/24/06                                        175,000                   222,367         (10,197)

Japanese Yen 8/24/06                            159,000,000                 1,419,992         (42,024)
-------------------------------------------------------------------------------------------------------
Total                                                               $       4,365,300      $ (112,610)



Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security
** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, and/or securities with extended settlement dates.
# Loaned security; a portion or all of the security is on loan as of April 30, 2006.
+ The security is purchased with the cash collateral received from securities on loan.



Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of April 30, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                              $    17,563,626

Janus Adviser Mid Cap Growth Fund


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 85.5%
Advertising Sales - 3.0%
            66,067    Lamar Advertising Co.*                                                                              $3,633,024
Agricultural Chemicals - 1.2%
            15,505    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                               1,468,013
Airlines - 0.8%
            20,030    Ryanair Holdings PLC (ADR)*,#                                                                          943,012
Apparel Manufacturers - 0.7%
            26,625    Coach, Inc.*                                                                                           879,158
Applications Software - 0.4%
            12,890    Citrix Systems, Inc.*                                                                                  514,569
Batteries and Battery Systems - 0.3%
             7,795    Energizer Holdings, Inc.*                                                                              398,714
Broadcast Services and Programming - 0.4%
            30,520    CKX, Inc.*,#                                                                                           430,637
Building - Mobile Home and Manufactured Homes - 1.0%
            25,270    Thor Industries, Inc.                                                                                1,275,630
Building - Residential and Commercial - 0.9%
             1,415    NVR, Inc.*,#                                                                                         1,068,325
Casino Services - 0.8%
            25,190    Scientific Games Corp. - Class A*,#                                                                    959,487
Cellular Telecommunications - 1.9%
            83,630    Nextel Partners, Inc. - Class A*                                                                     2,370,074
Coal - 0.5%
            22,945    Alpha Natural Resources, Inc.*,#                                                                       576,149
Commercial Banks - 0.4%
            10,540    SVB Financial Group*,#                                                                                 535,116
Commercial Services - 1.2%
            10,195    CoStar Group, Inc.*                                                                                    575,508
            24,477    Iron Mountain, Inc.*,#                                                                                 957,050
                                                                                                                           1,532,558
Commercial Services - Finance - 2.6%
            25,495    Jackson Hewitt Tax Service, Inc.#                                                                      761,791
            16,415    Moody's Corp.                                                                                        1,017,894
            36,107    Paychex, Inc.                                                                                        1,458,361
                                                                                                                           3,238,046
Computer Services - 1.4%
            39,595    Ceridian Corp.*                                                                                        959,387
            25,945    IHS, Inc. - Class A*,#                                                                                 734,762
                                                                                                                           1,694,149
Computers - 0.8%
            13,690    Apple Computer, Inc.*                                                                                  963,639
Computers - Memory Devices - 0.3%
             5,730    SanDisk Corp.*                                                                                         365,746
Containers - Metal and Glass - 2.6%
            49,105    Ball Corp.                                                                                           1,963,218
            67,110    Owens-Illinois, Inc.*                                                                                1,226,771
                                                                                                                           3,189,989
Data Processing and Management - 0.6%
            18,060    NAVTEQ Corp.*                                                                                          749,851
Dental Supplies and Equipment - 0.7%
            27,420    Patterson Companies, Inc.*,#                                                                           893,344
Diagnostic Kits - 1.3%
            42,085    Dade Behring Holdings, Inc.                                                                          1,641,315
Distribution/Wholesale - 0.6%
            49,500    Esprit Holdings, Ltd.                                                                                  395,193
           132,000    Li & Fung, Ltd.                                                                                        313,260
                                                                                                                             708,453
E-Commerce/Products - 0.4%
             8,800    Submarino S.A. (GDR)*                                                                                  471,297
E-Commerce/Services - 0.9%
            40,360    IAC/InterActiveCorp*                                                                                 1,165,193
Electric Products - Miscellaneous - 1.0%
            24,905    AMETEK, Inc.                                                                                         1,227,069
Electronic Components - Semiconductors - 2.8%
            52,260    Advanced Micro Devices, Inc.*                                                                        1,690,611
            41,770    ATI Technologies, Inc. (U.S. Shares)*,#                                                                648,270
            25,250    International Rectifier Corp.*,#                                                                     1,141,300
                                                                                                                           3,480,181
Electronic Measuring Instruments - 0.7%
            17,275    Trimble Navigation, Ltd.*                                                                              818,490
Entertainment Software - 1.5%
            78,163    Activision, Inc.*                                                                                    1,109,133
            12,425    Electronic Arts, Inc.*                                                                                 705,740
                                                                                                                           1,814,873
Fiduciary Banks - 0.6%
            11,535    Northern Trust Corp.                                                                                   679,296
Finance - Investment Bankers/Brokers - 0.4%
            16,315    optionsXpress Holdings, Inc.                                                                           513,923
Finance - Other Services - 1.2%
             3,090    Chicago Mercantile Exchange Holdings, Inc.                                                           1,415,220
Food - Canned - 0.7%
            32,419    TreeHouse Foods, Inc.*                                                                                 849,378
Food - Dairy Products - 2.1%
            64,145    Dean Foods Co.*                                                                                      2,540,783
Hotels and Motels - 0.5%
             1,850    Four Seasons Hotels, Inc.                                                                               99,937
             9,115    Starwood Hotels & Resorts Worldwide, Inc.                                                              523,019
                                                                                                                             622,956
Human Resources - 0.9%
            17,630    Manpower, Inc.                                                                                       1,148,595
Industrial Automation and Robotics - 0.6%
            10,385    Rockwell Automation, Inc.                                                                              752,497
Instruments - Controls - 0.4%
             6,845    Mettler-Toledo International, Inc.*                                                                    443,556
Instruments - Scientific - 1.0%
            18,126    Fisher Scientific International, Inc.*                                                               1,278,789
Insurance Brokers - 0.4%
            13,465    Willis Group Holdings, Ltd.                                                                            473,295
Internet Content - Information/News - 0.3%
            31,700    CNET Networks, Inc.*                                                                                   341,726
Investment Management and Advisory Services - 2.6%
            10,025    National Financial Partners Corp.#                                                                     521,300
            31,095    T. Rowe Price Group, Inc.                                                                            2,617,888
                                                                                                                           3,139,188
Leisure and Recreation Products - 0.5%
            14,565    Brunswick Corp.#                                                                                       571,239
Machinery - Construction and Mining - 0.7%
             9,840    Terex Corp.*                                                                                           851,652
Machinery - Pumps - 0.5%
            14,050    Graco, Inc.                                                                                            656,838
Medical - Biomedical and Genetic - 3.7%
            84,360    Celgene Corp.*                                                                                       3,556,617
            13,780    Invitrogen Corp.*,#                                                                                    909,618
                                                                                                                           4,466,235
Medical - Drugs - 0.3%
            10,150    Forest Laboratories, Inc.*                                                                             409,857
Medical - HMO - 1.2%
            29,650    Coventry Health Care, Inc.*                                                                          1,472,716
Medical - Nursing Homes - 0.7%
            20,950    Manor Care, Inc.#                                                                                      918,658
Medical Instruments - 1.6%
             4,870    Intuitive Surgical, Inc.*                                                                              618,490
            20,065    Kyphon, Inc.*,#                                                                                        833,701
            14,280    St. Jude Medical, Inc.*                                                                                563,774
                                                                                                                           2,015,965
Medical Labs and Testing Services - 0.4%
             7,635    Covance, Inc.*                                                                                         445,502
Medical Products - 0.7%
            17,310    Varian Medical Systems, Inc.*,#                                                                        906,698
Motion Pictures and Services - 0.5%
            59,660    Lions Gate Entertainment Corp. (U.S. Shares)*                                                          582,878
Multi-Line Insurance - 0.8%
            21,200    Assurant, Inc.                                                                                       1,021,204
Networking Products - 0.3%
            22,950    Juniper Networks, Inc.*                                                                                424,116
Oil Companies - Exploration and Production - 3.4%
            14,940    Chesapeake Energy Corp.#                                                                               473,299
             7,745    Complete Production Services, Inc.*                                                                    204,700
            41,590    EOG Resources, Inc.                                                                                  2,920,867
            12,085    Forest Oil Corp.*                                                                                      441,948
             9,780    Mariner Energy, Inc.*                                                                                  190,221
                                                                                                                           4,231,035
Optical Supplies - 0.5%
             6,255    Alcon, Inc. (U.S. Shares)                                                                              636,196
Pipelines - 1.7%
            23,450    Kinder Morgan, Inc.                                                                                  2,064,069
Property and Casualty Insurance - 0.7%
            22,050    W. R. Berkley Corp.                                                                                    825,111
Publishing - Periodicals - 0.5%
            45,725    Playboy Enterprises, Inc. - Class B*                                                                   603,113
Radio - 0.5%
            30,935    XM Satellite Radio Holdings, Inc.- Class A*,#                                                          625,506
Recreational Vehicles - 0.7%
            18,670    Polaris Industries, Inc.#                                                                              894,293
Reinsurance - 1.1%
               464    Berkshire Hathaway, Inc. - Class B*                                                                  1,369,728
REIT - Mortgages - 0.9%
            46,087    CapitalSource, Inc.#                                                                                 1,083,045
Respiratory Products - 0.7%
            24,995    Respironics, Inc.*                                                                                     915,317
Retail - Apparel and Shoe - 0.2%
             7,870    Nordstrom, Inc.                                                                                        301,657
Retail - Auto Parts - 0.6%
            17,400    Advance Auto Parts, Inc.                                                                               699,828
Retail - Office Supplies - 1.7%
            16,870    Office Depot, Inc.*                                                                                    684,585
            53,662    Staples, Inc.                                                                                        1,417,213
                                                                                                                           2,101,798
Schools - 0.5%
            10,182    Apollo Group, Inc. - Class A*                                                                          556,344
Semiconductor Components/Integrated Circuits - 2.7%
            59,420    Cypress Semiconductor Corp.*,#                                                                       1,019,647
            18,790    Linear Technology Corp.                                                                                667,045
            28,565    Marvell Technology Group, Ltd.*                                                                      1,630,776
                                                                                                                           3,317,468
Semiconductor Equipment - 0.6%
            14,415    KLA-Tencor Corp.                                                                                       694,226
Telecommunication Equipment - 0.8%
            22,075    Harris Corp.                                                                                         1,028,033
Telecommunication Services - 1.5%
            37,655    Amdocs, Ltd. (U.S. Shares)*                                                                          1,400,766
            22,880    Time Warner Telecom, Inc. - Class A*,#                                                                 383,698
                                                                                                                           1,784,464
Telephone - Integrated - 0.2%
            47,805    Level 3 Communications, Inc.*                                                                          258,147
Television - 0.8%
            26,044    Univision Communications, Inc. - Class A*                                                              929,510
Therapeutics - 2.5%
            20,725    Gilead Sciences, Inc.*                                                                               1,191,688
            28,240    Neurocrine Biosciences, Inc.*                                                                        1,619,846
             5,245    United Therapeutics Corp.*                                                                             312,340
                                                                                                                           3,123,874
Toys - 0.9%
            59,465    Marvel Entertainment, Inc.*,#                                                                        1,160,162
Transportation - Equipment and Leasing - 0.2%
             5,740    GATX Corp.#                                                                                            268,632
Transportation - Marine - 0.5%
            12,985    Alexander & Baldwin, Inc.                                                                              647,562
Transportation - Railroad - 0.9%
            25,830    Canadian National Railway Co. (U.S. Shares)                                                          1,160,025
Transportation - Services - 1.6%
            22,400    C.H. Robinson Worldwide, Inc.                                                                          993,440
            10,800    Expeditors International of Washington, Inc.#                                                          924,588
                                                                                                                           1,918,028
Transportation - Truck - 1.3%
            13,360    Con-Way, Inc.                                                                                          744,419
            19,120    Landstar System, Inc.                                                                                  812,409
                                                                                                                           1,556,828
Web Hosting/Design - 0.7%
            13,000    Equinix, Inc.*                                                                                         856,700
Wireless Equipment - 1.3%
            46,480    Crown Castle International Corp.*                                                                    1,564,052
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $67,777,118)                                                                                    105,123,612
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 0.7%
Finance - Investment Bankers/Brokers - 0.7%
            21,630    Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A)ss. (cost $757,050)                         872,338
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 10.1%
        12,445,355    State Street Navigator Securities Lending Prime Portfolio+ (cost $12,445,355)                       12,445,355
------------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 3.7%
         $4,600,000   Dexia CLF Finance Co., ETD, 4.82%, 5/1/06 (cost $4,600,000)                                          4,600,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $85,579,523) - 100%                                                                       $123,041,305
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                           April 30, 2006 (unaudited)

                                                      % of Investment
Country                                   Value          Securities

Bermuda                              $  2,812,524            2.3 %
Brazil                                    471,297            0.4
Canada                                  3,959,123            3.2
Ireland                                   943,012            0.8
Switzerland                               636,196            0.5
United Kingdom                          1,400,766            1.1
United States++                       112,818,387           91.7

Total                                $123,041,305           100.0%
                                     ============      ==============

++ Includes Short-Term Securities and Other Securities (77.9% excluding Short-Term Securities and Other Securities)


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETD               Euro Time Deposit

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*     Non-income-producing security
# Loaned security; a portion or all of the security is on loan as of April 30, 2006.
+ The security is purchased with the cash collateral received from securities on loan.


ss. Schedule of Restricted and Illiquid Securities

                                                                                                    Value as a %
                                                Acquisition          Acquisition                   of Investment
                                                   Date                 Cost            Value        Securities
-------------------------------------------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund
Morgan Stanley Co.
   convertible, (Celgene Corp.), 0% (144A)        2/21/06            $   757,050     $ 872,338          0.7%
-------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2006. The issuer incurs all registration costs.

Janus Adviser Mid Cap Value Fund


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 78.8%
Advertising Agencies - 0.3%
            12,000    Omnicom Group, Inc.                                                                                 $1,080,120
Agricultural Chemicals - 1.0%
            60,000    Agrium, Inc. (U.S. Shares)                                                                           1,549,200
            94,300    Mosaic Co.*,#                                                                                        1,414,500
                                                                                                                           2,963,700
Apparel Manufacturers - 0.8%
            37,800    Jones Apparel Group, Inc.                                                                            1,298,430
            30,000    Liz Claiborne, Inc.                                                                                  1,171,500
                                                                                                                           2,469,930
Automotive - Truck Parts and Equipment - Original - 0.8%
            32,000    Magna International, Inc. - Class A (U.S. Shares)                                                    2,510,400
Brewery - 0.8%
            31,500    Molson Coors Brewing Co. - Class B                                                                   2,326,590
Broadcast Services and Programming - 0.3%
           108,000    Liberty Media Corp. - Class A*                                                                         901,800
Chemicals - Diversified - 0.6%
            88,200    Huntsman Corp.*                                                                                      1,733,130
Chemicals - Specialty - 1.8%
           200,000    Chemtura Corp.                                                                                       2,440,000
            71,200    Lubrizol Corp.                                                                                       3,105,032
                                                                                                                           5,545,032
Coal - 0.8%
            26,600    Arch Coal, Inc.#                                                                                     2,526,734
Commercial Banks - 3.2%
            40,900    Compass Bancshares, Inc.                                                                             2,247,864
            31,700    HSBC Holdings PLC (ADR)#                                                                             2,747,756
           111,300    Synovus Financial Corp.                                                                              3,116,400
            75,700    Valley National Bancorp#                                                                             1,971,228
                                                                                                                          10,083,248
Commercial Services - 0.2%
            54,000    ServiceMaster Co.                                                                                      650,160
Commercial Services - Finance - 0.3%
            33,900    H&R Block, Inc.                                                                                        773,937
Computers - Integrated Systems - 0.9%
            68,400    Diebold, Inc.                                                                                        2,910,420
Containers - Metal and Glass - 0.8%
            62,800    Ball Corp.                                                                                           2,510,744
Cosmetics and Toiletries - 1.2%
            29,200    Alberto-Culver Co.                                                                                   1,313,124
            34,000    Avon Products, Inc.                                                                                  1,108,740
            39,000    International Flavors & Fragrances, Inc.*                                                            1,377,870
                                                                                                                           3,799,734
Data Processing and Management - 0.8%
            55,000    Fiserv, Inc.*                                                                                        2,479,400
Diagnostic Equipment - 0.4%
            43,700    Cytyc Corp.*                                                                                         1,129,645
Disposable Medical Products - 0.5%
            22,400    C.R. Bard, Inc.                                                                                      1,667,904
Distribution/Wholesale - 1.5%
            30,000    Genuine Parts Co.                                                                                    1,309,500
            70,000    Tech Data Corp.*                                                                                     2,570,400
            10,400    W.W. Grainger, Inc.                                                                                    799,968
                                                                                                                           4,679,868
Diversified Operations - 1.2%
            28,800    Dover Corp.                                                                                          1,432,800
            13,400    Illinois Tool Works, Inc.                                                                            1,376,180
            33,400    Tyco International, Ltd. (U.S. Shares)                                                                 880,090
                                                                                                                           3,689,070
Diversified Operations - Commercial Services - 0.7%
           125,000    Cendant Corp.                                                                                        2,178,750
Electric - Integrated - 1.3%
           145,000    DPL, Inc.#                                                                                           3,939,650
Electric Products - Miscellaneous - 0.2%
             7,000    Emerson Electric Co.                                                                                   594,650
Electronic Components - Miscellaneous - 0.5%
            94,600    Flextronics International, Ltd. (U.S. Shares)*                                                       1,074,656
            27,800    Vishay Intertechnology, Inc.*                                                                          434,236
                                                                                                                           1,508,892
Electronic Components - Semiconductors - 0.7%
            57,000    QLogic Corp.*                                                                                        1,186,170
            30,300    Xilinx, Inc.                                                                                           838,401
                                                                                                                           2,024,571
Fiduciary Banks - 1.4%
            55,900    Bank of New York Company, Inc.                                                                       1,964,885
            65,000    Mellon Financial Corp.                                                                               2,445,950
                                                                                                                           4,410,835
Finance - Commercial - 0.4%
            25,000    CIT Group, Inc.                                                                                      1,350,250
Food - Confectionary - 0.6%
            50,000    J.M. Smucker Co.                                                                                     1,963,000
Food - Diversified - 0.6%
            45,000    H.J. Heinz Co.                                                                                       1,867,950
Food - Wholesale/Distribution - 0.2%
            22,200    Supervalu, Inc.                                                                                        644,022
Forestry - 0.4%
            30,000    Plum Creek Timber Company, Inc.                                                                      1,089,000
Hotels and Motels - 0.8%
            90,000    Hilton Hotels Corp.                                                                                  2,424,600
Human Resources - 0.8%
            50,700    Hewitt Associates, Inc. - Class A*,#                                                                 1,469,793
            13,400    Manpower, Inc.                                                                                         873,010
                                                                                                                           2,342,803
Industrial Gases - 0.8%
            35,000    Air Products and Chemicals, Inc.                                                                     2,398,200
Instruments - Scientific - 0.8%
            26,900    Fisher Scientific International, Inc.*                                                               1,897,795
            12,400    Waters Corp.*                                                                                          561,968
                                                                                                                           2,459,763
Insurance Brokers - 0.5%
            51,900    Arthur J. Gallagher & Co.#                                                                           1,424,136
Internet Infrastructure Equipment - 0.4%
            46,000    Avocent Corp.*                                                                                       1,239,240
Internet Security - 1.0%
           127,100    Check Point Software Technologies, Ltd. (U.S. Shares)*                                               2,459,385
            35,700    Symantec Corp.*                                                                                        584,766
                                                                                                                           3,044,151
Investment Management and Advisory Services - 3.1%
           100,400    AllianceBernstein Holding L.P.#                                                                      6,470,780
            11,200    Federated Investors, Inc. - Class B                                                                    393,120
             8,600    Franklin Resources, Inc.                                                                               800,832
            94,700    Waddell & Reed Financial, Inc. - Class A                                                             2,227,344
                                                                                                                           9,892,076
Machinery - Farm - 0.4%
            15,500    Deere & Co.                                                                                          1,360,590
Medical - Biomedical and Genetic - 0.7%
            33,800    Invitrogen Corp.*,#                                                                                  2,231,138
Medical - Drugs - 0.2%
            18,200    Endo Pharmaceuticals Holdings, Inc.*                                                                   572,390
Medical - Generic Drugs - 0.5%
           100,000    Perrigo Co.#                                                                                         1,596,000
Medical - Hospitals - 0.7%
            70,300    Health Management Associates, Inc. - Class A                                                         1,455,913
            26,600    LifePoint Hospitals, Inc.*,#                                                                           843,220
                                                                                                                           2,299,133
Medical - Nursing Homes - 0.6%
            44,400    Manor Care, Inc.                                                                                     1,946,940
Medical Instruments - 0.7%
            25,500    Beckman Coulter, Inc.                                                                                1,309,680
            30,000    Boston Scientific Corp.*                                                                               697,200
                                                                                                                           2,006,880
Medical Labs and Testing Services - 0.6%
            32,700    Laboratory Corporation of America Holdings*                                                          1,867,170
Medical Products - 1.3%
            48,900    Biomet, Inc.                                                                                         1,818,102
            23,100    Cooper Companies, Inc.#                                                                              1,266,342
            17,100    Henry Schein, Inc.*                                                                                    797,202
                                                                                                                           3,881,646
Medical Sterilization Products - 0.1%
            15,000    Steris Corp.#                                                                                          345,300
Multi-Line Insurance - 1.6%
           220,000    Old Republic International Corp.                                                                     4,895,000
Multimedia - 0.5%
            27,800    McGraw-Hill Companies, Inc.                                                                          1,547,348
Networking Products - 0.6%
            36,000    Foundry Networks, Inc.*                                                                                511,560
            70,300    Juniper Networks, Inc.*                                                                              1,299,144
                                                                                                                           1,810,704
Non-Hazardous Waste Disposal - 1.4%
            20,000    Republic Services, Inc.                                                                                880,200
            90,000    Waste Management, Inc.                                                                               3,371,400
                                                                                                                           4,251,600
Office Automation and Equipment - 1.6%
            72,600    Pitney Bowes, Inc.                                                                                   3,038,310
           139,600    Xerox Corp.*                                                                                         1,959,984
                                                                                                                           4,998,294
Oil - Field Services - 0.8%
            35,000    BJ Services Co.                                                                                      1,331,750
            13,600    Halliburton Co.                                                                                      1,062,840
                                                                                                                           2,394,590
Oil Companies - Exploration and Production - 6.0%
            25,500    Anadarko Petroleum Corp.                                                                             2,672,910
            18,900    Apache Corp.                                                                                         1,342,656
            50,000    Cimarex Energy Co.                                                                                   2,147,500
            47,800    Forest Oil Corp.*                                                                                    1,748,046
            44,200    Murphy Oil Corp.                                                                                     2,217,956
            69,700    Newfield Exploration Co.*                                                                            3,108,620
            65,800    Noble Energy, Inc.                                                                                   2,959,684
            14,590    Southwestern Energy Co.*                                                                               525,532
            24,200    St. Mary Land & Exploration Co.                                                                      1,020,272
            22,600    Stone Energy Corp.*,#                                                                                1,064,460
                                                                                                                          18,807,636

Oil Companies - Integrated - 0.4%
            14,900    Marathon Oil Corp.                                                                                   1,182,464
Oil Refining and Marketing - 0.4%
            15,000    Sunoco, Inc.                                                                                         1,215,600
Paper and Related Products - 2.6%
            57,006    Potlatch Corp.#                                                                                      2,219,814
            59,684    Rayonier, Inc.                                                                                       2,456,593
            79,500    Smurfit-Stone Container Corp.*                                                                       1,029,525
            48,200    Temple-Inland, Inc.                                                                                  2,238,408
                                                                                                                           7,944,340
Pharmacy Services - 0.5%
            24,800    Omnicare, Inc.#                                                                                      1,406,408
Pipelines - 0.9%
            53,400    Western Gas Resources, Inc.                                                                          2,776,800
Property and Casualty Insurance - 0.5%
            30,000    Mercury General Corp.#                                                                               1,601,100
Publishing - Newspapers - 0.2%
            24,100    Tribune Co.                                                                                            694,803
Publishing - Periodicals - 0.2%
            40,000    Reader's Digest Association, Inc.#                                                                     551,200
Radio - 0.4%
            90,000    Cox Radio, Inc. - Class A*,#                                                                         1,161,900
Real Estate Operating/Development - 0.3%
            14,400    St. Joe Co.#                                                                                           808,704
Reinsurance - 2.5%
             1,700    Berkshire Hathaway, Inc. - Class B*                                                                  5,018,400
           106,400    IPC Holdings, Ltd.#                                                                                  2,837,688
                                                                                                                           7,856,088
REIT - Apartments - 0.9%
            14,500    Archstone-Smith Trust, Inc.                                                                            708,760
            41,500    Home Properties, Inc.                                                                                2,075,830
                                                                                                                           2,784,590
REIT - Health Care - 0.2%
            18,000    Health Care Property Investors, Inc.                                                                   493,560
REIT - Office Property - 0.1%
            15,000    BioMed Realty Trust, Inc.                                                                              415,200
REIT - Regional Malls - 0.5%
            20,000    Macerich Co.                                                                                         1,464,400
REIT - Shopping Centers - 0.3%
            25,000    Weingarten Realty Investors                                                                            985,250
REIT - Warehouse and Industrial - 0.9%
            55,000    ProLogis                                                                                             2,762,100
Resorts and Theme Parks - 0.6%
            31,600    Intrawest Corp. (U.S. Shares)                                                                        1,134,440
            20,200    Vail Resorts, Inc.*,#                                                                                  759,520
                                                                                                                           1,893,960
Retail - Apparel and Shoe - 1.2%
            69,800    Foot Locker, Inc.                                                                                    1,617,964
            38,300    Gap, Inc.                                                                                              692,847
            55,000    Talbots, Inc.#                                                                                       1,304,600
                                                                                                                           3,615,411
Retail - Auto Parts - 0.5%
            17,800    AutoZone, Inc.*                                                                                      1,666,258
Retail - Drug Store - 0.7%
            74,900    CVS Corp.                                                                                            2,226,028
Retail - Major Department Stores - 0.2%
            35,000    Saks, Inc.*,#                                                                                          704,900
Retail - Restaurants - 0.3%
            44,600    Applebee's International, Inc.#                                                                      1,035,166
Rubber - Tires - 0.6%
           139,800    Cooper Tire & Rubber Co.#                                                                            1,775,460

Savings/Loan/Thrifts - 1.0%
            69,200    Astoria Financial Corp.#                                                                             2,167,344
            34,800    Washington Federal, Inc.#                                                                              832,416
                                                                                                                           2,999,760
Schools - 0.3%
            15,100    Apollo Group, Inc. - Class A*                                                                          825,064
Super-Regional Banks - 2.5%
            32,000    PNC Bank Corp.                                                                                       2,287,040
            69,000    SunTrust Banks, Inc.                                                                                 5,335,770
                                                                                                                           7,622,810
Telecommunication Equipment - 0.4%
            66,500    Andrew Corp.*                                                                                          703,570
            50,000    Avaya, Inc.*                                                                                           600,000
                                                                                                                           1,303,570
Telephone - Integrated - 1.2%
            38,700    ALLTEL Corp.                                                                                         2,491,119
            28,400    CenturyTel, Inc.                                                                                     1,070,680
                                                                                                                           3,561,799
Television - 0.6%
            51,000    Univision Communications, Inc. - Class A*                                                            1,820,190
Toys - 0.3%
            48,700    Mattel, Inc.                                                                                           787,966
Transportation - Railroad - 3.1%
            20,900    CSX Corp.                                                                                            1,431,441
           100,000    Kansas City Southern*,#                                                                              2,430,000
            58,700    Norfolk Southern Corp.                                                                               3,169,800
            28,600    Union Pacific Corp.                                                                                  2,608,606
                                                                                                                           9,639,847
Transportation - Services - 0.6%
            80,000    Laidlaw International, Inc.                                                                          1,980,000
Transportation - Truck - 1.2%
           154,400    J.B. Hunt Transport Services, Inc.#                                                                  3,679,352
Wireless Equipment - 0%
             8,796    Wireless Facilities, Inc.*,#                                                                            38,438
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $226,800,462)                                                                                   243,320,950
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 8.8%
        27,087,296    State Street Navigator Securities Lending
                         Prime Portfolio + (cost $27,087,296)                                                             27,087,296
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 7.9%
$       24,500,000    Bear Stearns & Company, Inc., 4.83%
                         dated 4/28/06, maturing 5/1/06
                         to be repurchased at $24,509,861
                         collateralized by $26,694,150
                         in U.S. Government Agencies
                         4.50% - 5.00%, 8/25/25 - 10/15/32
                         with a value of $24,990,100
                         (cost $24,500,000)                                                                               24,500,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Bills - 0.1%
            50,000    U.S. Treasury Bill, 4.405%, 5/11/06**                                                                   49,939
           220,000    U.S. Treasury Bill, 4.565%, 6/22/06**                                                                  218,567
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term U.S. Treasury Bills (amortized cost $268,506)                                                               268,506
------------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 4.4%
        13,500,000    Dexia CLF Finance Co., ETD, 4.82%, 5/1/06 (cost $13,500,000)                                        13,500,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $292,156,264) - 100%                                                                      $308,676,752
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                           April 30, 2006 (unaudited)


                                                      % of Investment
Country                                   Value          Securities

Bermuda                               $   3,717,778          1.2 %
Canada                                    5,194,040          1.7
Israel                                    2,459,385          0.8
Singapore                                 1,074,656          0.3
United Kingdom                            2,747,756          0.9
United States++                         293,483,137         95.1

Total                                 $ 308,676,752         100.0%
                                      =============    ===============

++ Includes Short-Term Securities and Other Securities (73.9% excluding Short-Term Securities and Other Securities)

--------------------------------------------------------------------------------
Schedule of Futures Contracts (unaudited)
As of April 30, 2006

Financial Futures - Long

150 Contracts S&P Mid 400 (E-mini)
    expires June 2006, principal
    amount $11,878,024, value $12,098,999
    cumulative appreciation ............................................$220,975

--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETD               Euro Time Deposit

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.




*     Non-income-producing security
** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.
# Loaned security; a portion or all of the security is on loan as of April 30, 2006.
+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of April 30, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                                 $       268,506

Janus Adviser Money Market Fund


Schedule of Investments (unaudited)


Principal Amount                                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 18.9%
$          350,000    Check Point Charlie, Inc., 4.68%, 5/10/06 (Section 4(2))                                             $ 349,636
           400,000    Klio III Funding Corp., 5.00%, 6/2/06 (144A)                                                           398,278
           400,000    La Fayette Asset Securitization LLC, 4.965%, 6/15/06 (Section 4(2))                                    397,573
           400,000    Rhineland Funding Capital Corp., 4.70%, 5/2/06 (Section 4(2))                                          399,790
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $1,545,277)                                                                                   1,545,277
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 54.1%
           550,000    Advocare of South Carolina, Inc. 4.82%, 6/1/17                                                         550,000
           500,000    Arapahoe County, Colorado, Industrial Development Revenue, (Cottrell), Series B
                      5.12%, 10/1/19                                                                                         500,000
           310,000    Breckenridge Terrace LLC, 4.8788%, 5/1/39                                                              310,000
           200,000    Capel, Inc., 4.82%, 9/1/09                                                                             200,000
           350,000    Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC), Series A
                       4.8788%, 7/1/35                                                                                       350,000
           190,000    Medical Properties, Inc., North Dakota, (Dakota Clinic Project), 4.90%, 12/22/24                       190,000
           240,000    Montgomery, Alabama Industrial Development Board of Revenue, (Jenkins Brick
                      Co.), Series A, 4.93%, 9/1/14                                                                          240,000
           880,000    New Jersey Economic Development Authority Revenue, (Four Woodbury Project)
                      Series B, 5.17%, 5/1/31                                                                                880,000
           135,000    Ohio State Higher Education Facilities Revenue (Columbus College Project),
                      Series 2003A, 5.05%, 9/1/07                                                                            135,000
           160,000    Phoenix, Illinois Realty Special Account Multifamily Revenue, (Brightons Mark)
                      5.02%, 4/1/20                                                                                          160,000
           300,000    Saint Joseph, Missouri Industrial Development Authority Revenue (Albaugh, Inc.
                      Project), Series B, 5.39%, 11/1/19                                                                     300,000
           200,000    West Covina, California Public Financing Authority Tax Allocation Revenue
                       4.91%, 11/1/29                                                                                        200,000
           400,000    Whistlejacket Capital, Ltd., 4.7362%, 11/27/06 (144A)                                                  399,909
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $4,414,909)                                                                 4,414,909
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 27.0%
         2,000,000         Bear Stearns & Company, Inc., 4.830%
                           dated 4/28/06, maturing 5/1/06
                           to be repurchased at $2,000,805
                           collateralized by $2,179,114
                           in U.S. Government Agencies
                           4.50% - 5.00%, 8/25/25 - 10/15/32
                           with a value of $2,040,008                                                                      2,000,000

         200,000           Fortis Bank N.V., 4.850%
                           dated 4/28/06, maturing 5/1/06
                           to be repurchased at $200,081
                           collateralized by $243,557
                           in U.S. Government Agencies; 5.048% - 5.168%, 8/25/33 - 10/25/35
                           $5,949 in U.S. Treasury
			   7.125% 2/15/23; with respective values of
                           $196,788 and $7,212                                                                              200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $2,200,000)                                                                              2,200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $8,160,186) - 100%                                                                          $8,160,186
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the1933 Act.

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.


The interest rate on variable rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2006.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Adviser Orion Fund


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.0%
Beverages - Wine and Spirits - 2.9%
             4,025    Davide Campari - Milano S.P.A.                                                       $                  39,354
Broadcast Services and Programming - 0.6%
               365    Liberty Global, Inc. - Class A*                                                                          7,559
Building - Residential and Commercial - 1.6%
               535    Desarrolladora Homex S.A. (ADR)*                                                                        20,501
               100    Rossi Residencial S.A.                                                                                   1,054
                                                                                                                              21,555
Cellular Telecommunications - 3.4%
             1,230    America Movil S.A. de C.V. - Series L (ADR)                                                             45,399
Chemicals - Specialty - 2.3%
               525    Cytec Industries, Inc.                                                                                  31,747
Commercial Banks - 2.7%
               620    Banco Marcro Bansud S.A. (ADR)*                                                                         14,365
             1,000    Banco Nossa Caixa S.A.                                                                                  22,569
                                                                                                                              36,934
Commercial Services - 3.1%
               735    CoStar Group, Inc.*                                                                                     41,491
Computers - 1.8%
               325    Research In Motion, Ltd. (U.S. Shares)*                                                                 24,905
Diagnostic Kits - 6.4%
             2,180    Dade Behring Holdings, Inc.                                                                             85,020
Diversified Minerals - 2.6%
            19,000    Caemi Mineracao e Metalurgica S.A.                                                                      34,959
E-Commerce/Products - 1.4%
               500    Submarino S.A.*                                                                                         13,536
               100    Submarino S.A. (GDR)*                                                                                    5,356
                                                                                                                              18,892
E-Commerce/Services - 3.6%
             1,700    IAC/InterActiveCorp*                                                                                    49,079
Electronic Components - Semiconductors - 2.0%
             1,240    MIPS Technologies, Inc.*                                                                                 9,188
               530    Texas Instruments, Inc.                                                                                 18,397
                                                                                                                              27,585
Electronic Measuring Instruments - 2.2%
               640    Trimble Navigation, Ltd.*                                                                               30,323
Engineering - Research and Development Services - 3.2%
             3,069    ABB, Ltd.*                                                                                              43,800
Entertainment Software - 1.1%
               295    UbiSoft Entertainment S.A.*                                                                             14,619
Finance - Other Services - 4.0%
                85    Chicago Mercantile Exchange Holdings, Inc.                                                              38,930
             1,400    MarketAxess Holdings, Inc.*                                                                             15,624
                                                                                                                              54,554
Home Furnishings - 2.1%
             1,785    Tempur-Pedic International, Inc.*                                                                       28,185
Internet Content - Information/News - 0.8%
             1,035    CNET Networks, Inc.*                                                                                    11,157
Investment Management and Advisory Services - 4.2%
             1,080    National Financial Partners Corp.                                                                       56,160
Medical - Biomedical and Genetic - 5.5%
             1,740    Celgene Corp.*                                                                                          73,358
Medical - Drugs - 2.7%
               236    Roche Holding A.G.                                                                                      36,289
Medical - Generic Drugs - 1.8%
               605    Teva Pharmaceutical Industries, Ltd. (ADR)                                                              24,503
Medical Instruments - 2.0%
               215    Intuitive Surgical, Inc.*                                                                               27,305
Multi-Line Insurance - 2.8%
               785    Assurant, Inc.                                                                                          37,813
Oil Companies - Exploration and Production - 1.5%
               285    EOG Resources, Inc.                                                                                     20,016
Oil Companies - Integrated - 1.1%
               105    Amerada Hess Corp.                                                                                      15,043
Printing - Commercial - 4.4%
             1,880    VistaPrint, Ltd.*                                                                                       60,122
Radio - 1.3%
               865    XM Satellite Radio Holdings, Inc. - Class A*                                                            17,490
REIT - Mortgages - 5.2%
             2,989    CapitalSource, Inc.                                                                                     70,242
Retail - Restaurants - 0.2%
                50    Chipotle Mexican Grill, Inc. - Class A*                                                                  2,610
Steel - Producers - 1.0%
               393    Companhia Siderurgica Nacional S.A. (ADR)                                                               13,838
Storage and Warehousing - 2.4%
               970    Mobile Mini, Inc.*                                                                                      31,991
Sugar - 1.9%
             1,846    Bajaj Hindusthan, Ltd.                                                                                  21,229
               400    Bajaj Hindusthan, Ltd. (GDR) (144A) ss.                                                                  4,598
                                                                                                                              25,827
Telecommunication Services - 2.9%
             1,130    NeuStar, Inc. - Class A*                                                                                39,663
Therapeutics - 1.5%
               335    United Therapeutics Corp.*                                                                              19,949
Transportation - Marine - 1.5%
               410    Alexander & Baldwin, Inc.                                                                               20,447
Transportation - Railroad - 1.4%
               300    All America Latina Logistica (GDR)                                                                      18,976
Transportation - Services - 2.3%
               270    FedEx Corp.                                                                                             31,085
Web Hosting/Design - 1.7%
               340    Equinix, Inc.*                                                                                          22,406
Web Portals/Internet Service Providers - 2.3%
                25    Answers Corp.*                                                                                             303
               925    Yahoo!, Inc.*                                                                                           30,321
                                                                                                                              30,624
Wireless Equipment - 0.6%
               260    Crown Castle International Corp.*                                                                        8,749

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,141,733) - 100%                                                                          $1,351,623
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                           April 30, 2006 (unaudited)


                                                      % of Investment
Country                                   Value          Securities

Argentina                             $   14,365             1.1 %
Bermuda                                   60,122             4.4
Brazil                                   110,288             8.2
Canada                                    24,905             1.8
France                                    14,619             1.1
India                                     25,827             1.9
Israel                                    24,503             1.8
Italy                                     39,354             2.9
Mexico                                    65,900             4.9
Switzerland                               80,089             5.9
United States                            891,651            66.0

Total                                 $1,351,623            100.0%
                                      ==========       =============

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.


*     Non-income-producing security

ss. Schedule of Restricted and Illiquid Securities

                                                                                    Value as a %
                                         Acquisition   Acquisition                 of Investment
                                             Date         Cost          Value        Securities
---------------------------------------------------------------------------------------------------
Janus Adviser Orion Fund
Bajaj Hindusthan, Ltd. (GDR) (144A)        1/27/06       $ 3,248       $ 4,598       0.3%
---------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2006. The issuer incurs all registration costs.

Janus Adviser Small Company Value Fund


Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.6%
Apparel Manufacturers - 1.0%
            21,520    Quiksilver, Inc.*                                                                                   $  294,178
Building - Mobile Home and Manufactured Homes - 2.7%
            34,120    Fleetwood Enterprises, Inc.*                                                                           320,728
             9,370    Thor Industries, Inc.                                                                                  472,998
                                                                                                                             793,726
Building and Construction - Miscellaneous - 1.3%
            17,157    Dycom Industries, Inc.*                                                                                375,910
Building Products - Lighting Fixtures - 2.1%
             9,088    Genlyte Group, Inc.*                                                                                   626,254
Chemicals - Diversified - 0.9%
             4,255    FMC Corp.                                                                                              270,448
Chemicals - Specialty - 0.9%
             7,238    Cabot Corp.                                                                                            260,568
Collectibles - 1.5%
            11,160    RC2 Corp.*                                                                                             441,266
Commercial Banks - 12.4%
             9,569    1st Source Corp.                                                                                       264,870
             9,812    BancFirst Corp.                                                                                        426,821
             9,898    Camden National Corp.                                                                                  377,411
            14,958    Community Bank System, Inc.                                                                            307,088
             2,103    First Citizens BancShares, Inc. - Class A                                                              402,241
            12,880    First Commonwealth Financial Corp.                                                                     172,334
             8,075    Omega Financial Corp.                                                                                  260,419
            10,861    Peoples Bancorp, Inc.                                                                                  328,871
            10,166    Simmons First National Corp. - Class A                                                                 290,544
            10,009    TriCo Bancshares                                                                                       273,146
             3,948    UMB Financial Corp.                                                                                    268,069
            12,181    Washington Trust Bancorp, Inc.                                                                         321,335
                                                                                                                           3,693,149
Commercial Services - 2.3%
            16,037    Steiner Leisure, Ltd.*                                                                                 691,515
Computer Services - 1.0%
             4,570    CACI International, Inc.*                                                                              285,808
Consulting Services - 1.7%
            17,125    FTI Consulting, Inc.*                                                                                  492,173
Electric - Integrated - 0.7%
             6,950    Otter Tail Corp.                                                                                       207,458
Electronic Components - Semiconductors - 1.3%
            14,542    Zoran Corp.*                                                                                           399,032
Electronic Measuring Instruments - 1.2%
             7,475    Trimble Navigation, Ltd.*                                                                              354,166
Food - Canned - 0.9%
            23,760    Del Monte Foods Co.                                                                                    277,042
Food - Diversified - 1.7%
            14,495    J & J Snack Foods Corp.                                                                                496,454
Food - Retail - 1.8%
             8,676    Ruddick Corp.                                                                                          201,370
             8,269    Weis Markets, Inc.                                                                                     343,246
                                                                                                                             544,616
Gas - Distribution - 1.0%
             5,047    Atmos Energy Corp.                                                                                     133,947
             6,633    Piedmont Natural Gas Company, Inc.                                                                     162,708
                                                                                                                             296,655
Human Resources - 1.7%
            47,568    Spherion Corp.*                                                                                        503,269
Internet Applications Software - 5.2%
            28,199    Interwoven, Inc.*                                                                                      286,220
            50,641    Stellent, Inc.*                                                                                        648,711
            16,895    Vignette Corp.*                                                                                        267,786
             9,605    WebEx, Inc.*                                                                                           339,537
                                                                                                                           1,542,254
Investment Management and Advisory Services - 2.0%
            11,235    National Financial Partners Corp.                                                                      584,220
Leisure and Recreation Products - 2.3%
            21,335    WMS Industries, Inc.*                                                                                  666,719
Machinery - General Industrial - 2.6%
            18,451    Applied Industrial Technologies, Inc.                                                                  766,639
Medical - Drugs - 2.3%
            55,200    Ligand Pharmaceuticals, Inc. - Class B*                                                                676,200
Medical Instruments - 1.3%
            10,185    Datascope Corp.                                                                                        393,548
Medical Labs and Testing Services - 1.7%
             8,590    Covance, Inc.*                                                                                         501,227
Medical Products - 1.1%
             5,851    Cooper Companies, Inc.                                                                                 320,752
Multi-Line Insurance - 1.6%
            10,680    American Financial Group, Inc.                                                                         472,910
Non-Ferrous Metals - 1.7%
             8,337    RTI International Metals, Inc.*                                                                        501,387
Office Furnishings - Original - 1.5%
             8,411    HNI, Corp.                                                                                             444,774
Oil - Field Services - 2.7%
            16,395    Tetra Technologies, Inc.*                                                                              806,634
Oil and Gas Drilling - 0.9%
             5,176    Atwood Oceanics, Inc.*                                                                                 276,140
Oil Companies - Exploration and Production - 4.5%
             2,015    Complete Production Services, Inc.*                                                                     53,256
             6,585    Forest Oil Corp.*                                                                                      240,813
             3,855    Houston Exploration Co.*                                                                               215,572
             5,328    Mariner Energy, Inc.*                                                                                  103,630
             8,115    Plains Exploration & Production Co.*                                                                   299,200
            10,045    St. Mary Land & Exploration Co.                                                                        423,497
                                                                                                                           1,335,968
Oil Field Machinery and Equipment - 1.2%
             6,564    Maverick Tube Corp.*                                                                                   357,213
Optical Recognition Equipment - 1.2%
            22,280    Optimal Robotics Corp. - Class A (U.S. Shares)*                                                        342,889
Paper and Related Products - 0.7%
             8,005    Louisiana-Pacific Corp.                                                                                220,778
Printing - Commercial - 1.6%
            30,106    Bowne & Company, Inc.                                                                                  472,965
REIT - Health Care - 0.7%
             8,995    Nationwide Health Properties, Inc.                                                                     193,572
REIT - Office Property - 3.7%
             2,878    Alexandria Real Estate Equities, Inc.                                                                  260,747
             4,920    Kilroy Realty Corp.                                                                                    350,894
             4,872    SL Green Realty Corp.                                                                                  482,328
                                                                                                                           1,093,969
REIT - Regional Malls - 1.5%
            10,480    Taubman Centers, Inc.                                                                                  431,147
REIT - Shopping Centers - 1.9%
            12,705    Acadia Realty Trust                                                                                    286,752
             4,245    Pan Pacific Retail Properties, Inc.                                                                    282,887
                                                                                                                             569,639
REIT - Warehouse and Industrial - 1.2%
            12,445    First Potomac Realty Trust                                                                             343,358
Rental Auto/Equipment - 1.9%
            16,185    H&E Equipment Services, Inc.*                                                                          565,018
Research and Development - 0.8%
             6,890    Pharmaceutical Product Development, Inc.                                                               247,144
Retail - Bookstore - 1.2%
             7,780    Barnes & Noble, Inc.                                                                                   350,722
Savings/Loan/Thrifts - 3.5%
            10,480    First Defiance Financial Corp.                                                                         289,458
             7,135    FirstFed Financial Corp.*                                                                              448,720
            10,480    Provident Financial Holdings, Inc.                                                                     301,300
                                                                                                                           1,039,478
Telecommunication Equipment - Fiber Optics - 0.5%
            59,546    Optical Communication Products, Inc.*                                                                  144,697
Water - 1.3%
             9,695    American States Water Co.                                                                              386,927
Wire and Cable Products - 1.3%
            12,670    Belden CDT, Inc.                                                                                       396,571
Wireless Equipment - 0.9%
            25,435    EFJ, Inc.*                                                                                             259,946
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $19,647,743)                                                                                     28,009,092
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 5.4%
        $1,600,000    Bear Stearns & Company, Inc., 4.83%
                         dated 4/28/06, maturing 5/1/06
                         to be repurchased at $1,600,644
                         collateralized by $1,743,291
                         in U.S. Government Agencies
                         4.50% - 5.00%, 8/25/25 - 10/15/32
                         with a value of $1,632,007
                         (cost $1,600,000)                                                                                 1,600,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $21,247,743) - 100%                                                                        $29,609,092
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                           April 30, 2006 (unaudited)

                                                             % of Investment
Country                                        Value            Securities

Bahamas                                   $      691,515           2.3%
Canada                                           342,889           1.2%
United States++                               28,574,688          96.5%

Total                                     $   29,609,092         100.0%

++Includes Short-Term Securities (91.1% excluding Short-Term Securities)


Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*        Non-income-producing security

Janus Adviser Small-Mid Growth Fund


Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 84.9%
Advertising Sales - 1.1%
               470    Focus Media Holding, Ltd. (ADR)*                                                                    $   28,383
Aerospace and Defense - 0.6%
               600    TransDigm Group, Inc.*                                                                                  14,838
Apparel Manufacturers - 1.8%
               935    Quiksilver, Inc.*                                                                                       12,781
               975    Volcom, Inc.*                                                                                           34,779
                                                                                                                              47,560
Applications Software - 0.9%
             1,410    Quest Software, Inc.*                                                                                   24,266
Auction House - Art Dealer - 1.6%
               210    Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                           11,319
             1,030    Sotheby's Holdings, Inc. - Class A*                                                                     30,890
                                                                                                                              42,209
Building - Residential and Commercial - 0.9%
               620    Desarrolladora Homex S.A. (ADR)*                                                                        23,758
Building and Construction Products - Miscellaneous - 0.9%
               365    NCI Building Systems, Inc.*                                                                             23,721
Business to Business/E-Commerce - 1.3%
             3,475    webMethods, Inc.*                                                                                       33,256
Cellular Telecommunications - 0.9%
               400    Hikari Tsushin, Inc.                                                                                    24,731
Chemicals - Specialty - 0.6%
               270    Cytec Industries, Inc.                                                                                  16,327
Commercial Banks - 0.7%
               365    SVB Financial Group*                                                                                    18,531
Commercial Services - 1.8%
               860    CoStar Group, Inc.*                                                                                     48,547
Commercial Services - Finance - 2.4%
             1,295    Bankrate, Inc.*                                                                                         62,510
Computers - Memory Devices - 0.5%
               215    SanDisk Corp.*                                                                                          13,723
Diagnostic Equipment - 0.5%
               360    Neurometrix, Inc.*                                                                                      13,579
Dialysis Centers - 0.6%
             1,220    Dialysis Corporation of America*                                                                        15,396
Diversified Operations - 0.7%
             8,326    Triveni Engineering & Industries, Ltd.                                                                  19,313
E-Commerce/Products - 1.9%
             1,830    Submarino S.A.*                                                                                         49,542
E-Marketing/Information - 0.8%
              1,980    24/7 Real Media, Inc.*                                                                                 20,038
E-Services/Consulting - 0.8%
             1,195    RightNow Technologies, Inc.*                                                                            22,119
Electric - Distribution - 0.3%
             1,100    Equatorial Energia S.A.*                                                                                 8,170
Electronic Components - Semiconductors - 5.3%
             6,666    ARM Holdings PLC                                                                                        16,532
             1,085    LSI Logic Corp.*                                                                                        11,555
               435    Microsemi Corp.*                                                                                        11,884
             1,160    MIPS Technologies, Inc.*                                                                                 8,596
               635    Netlogic Microsystems, Inc.*                                                                            25,571
             1,465    PMC-Sierra, Inc.*                                                                                       18,210
             1,047    Silicon-On-Insulator Technologies (SOITEC)*                                                             34,171
               405    SiRF Technology Holdings, Inc.*                                                                         13,831
                                                                                                                             140,350
Electronic Measuring Instruments - 0.6%
               360    Trimble Navigation, Ltd.*                                                                               17,057

Enterprise Software/Services - 1.7%
               200    Nomura Research Institute, Ltd.                                                                         24,837
             1,495    Omnicell, Inc.*                                                                                         19,913
                                                                                                                              44,750
Fiduciary Banks - 0.8%
               340    Northern Trust Corp.                                                                                    20,023
Finance - Investment Bankers/Brokers - 2.3%
             1,000    Mitsubishi UFJ Securities Company, Ltd.                                                                 15,756
             1,450    optionsXpress Holdings, Inc.                                                                            45,675
                                                                                                                              61,431
Finance - Other Services - 0.6%
             1,355    MarketAxess Holdings, Inc.*                                                                             15,122
Food - Retail - 0.9%
               205    Whole Foods Market, Inc.                                                                                12,583
               650    Wild Oats Markets, Inc.*                                                                                11,167
                                                                                                                              23,750
Human Resources - 4.7%
             3,000    104 Corp.                                                                                               26,986
             1,800    51job, Inc. (ADR)*                                                                                      45,323
             1,590    Kenexa Corp.*                                                                                           52,835
                                                                                                                             125,144
Internet Applications Software - 1.1%
             1,286    March Networks Corp.*                                                                                   29,779
Internet Connectivity Services - 1.5%
             1,825    Redback Networks, Inc.*                                                                                 40,880
Investment Management and Advisory Services - 0.5%
               250    National Financial Partners Corp.                                                                       13,000
Leisure and Recreation Products - 0.6%
               510    WMS Industries, Inc.*                                                                                   15,938
Machinery - Electrical - 0.6%
               450    Baldor Electric Co.                                                                                     14,940
Machinery - Material Handling - 1.0%
             1,030    Columbus McKinnon Corp.*                                                                                27,573
Medical - Drugs - 0.7%
               780    Cubist Pharmaceuticals, Inc.*                                                                           17,683
Medical Instruments - 3.5%
             1,870    Abaxis, Inc.*                                                                                           48,843
             6,390    Cambridge Heart, Inc.*                                                                                  18,595
               205    Intuitive Surgical, Inc.*                                                                               26,035
                                                                                                                              93,473
Medical Laser Systems - 0.7%
             1,710    IRIDEX Corp.*                                                                                           19,528
Metal Processors and Fabricators - 0.9%
               390    Precision Castparts Corp.                                                                               24,562
MRI and Medical Diagnostic Imaging Center - 0.7%
               790    Nighthawk Radiology Holdings, Inc.*                                                                     19,142
Multimedia - 0.6%
            74,000    Tom Group, Ltd.*                                                                                        16,607
Office Furnishings - Original - 1.0%
             1,160    Knoll, Inc.                                                                                             25,230
Oil - Field Services - 2.8%
             1,485    W-H Energy Services, Inc.*                                                                              74,621
Oil Companies - Exploration and Production - 0.2%
               175    Complete Production Services, Inc.*                                                                      4,625
Printing - Commercial - 3.5%
             2,920    VistaPrint, Ltd.*                                                                                       93,381
Public Thoroughfares - 0.5%
             1,000    Obrascon Huarte Lain Brasil S.A.*                                                                       12,214
Real Estate Operating/Development - 0.1%
               300    Gafisa S.A.*                                                                                             3,062
Recreational Vehicles - 0.5%
               260    Polaris Industries, Inc.                                                                                12,454
REIT - Mortgages - 1.3%
             1,413    CapitalSource, Inc.                                                                                     33,206
Research and Development - 1.2%
             9,005    Qinetiq PLC*                                                                                            33,089
Respiratory Products - 0.6%
               450    Respironics, Inc.*                                                                                      16,479
Retail - Apparel and Shoe - 2.4%
             1,275    American Eagle Outfitters, Inc.                                                                         41,310
             1,195    Bebe Stores, Inc.                                                                                       21,128
                                                                                                                              62,438
Retail - Computer Equipment - 1.7%
               672    GameStop Corp. - Class A*                                                                               31,719
               335    GameStop Corp. - Class B*                                                                               14,227
                                                                                                                              45,946
Semiconductor Components/Integrated Circuits - 1.7%
               300    Actions Semiconductor Company, Ltd. (ADR)*                                                               2,982
            32,000    Advanced Semiconductor Manufacturing Corp.*                                                              7,965
             2,010    Cypress Semiconductor Corp.*                                                                            34,492
                                                                                                                              45,439
Sugar - 3.3%
             2,928    Bajaj Hindusthan, Ltd.                                                                                  33,672
               700    Cosan S.A. Industria e Comercio*                                                                        53,867
                                                                                                                              87,539
Telecommunication Services - 2.2%
               950    NeuStar, Inc. - Class A*                                                                                33,345
             1,570    Time Warner Telecom, Inc. - Class A*                                                                    26,329
                                                                                                                              59,674
Therapeutics - 1.7%
               235    Neurocrine Biosciences, Inc.*                                                                           13,480
               810    Nuvelo, Inc.*                                                                                           13,260
               290    United Therapeutics Corp.*                                                                              17,269
                                                                                                                              44,009
Transportation - Equipment and Leasing - 0.8%
               465    GATX Corp.                                                                                              21,762
Transportation - Marine - 1.0%
             2,045    Horizon Lines, Inc. - Class A                                                                           27,996
Transportation - Railroad - 1.3%
               550    All America Latina Logistica (GDR)                                                                      34,789
Transportation - Truck - 1.9%
               470    Landstar System, Inc.                                                                                   19,970
               990    Swift Transportation Company, Inc.*                                                                     29,651
                                                                                                                              49,621
Water Treatment Services - 1.1%
             1,030    Woongjin Coway Company, Ltd.                                                                            30,577
Web Hosting/Design - 1.6%
               645    Equinix, Inc.*                                                                                          42,506
Wireless Equipment - 1.6%
               415    EFJ, Inc.*                                                                                               4,241
             1,495    SBA Communications Corp. - Class A*                                                                     37,555
                                                                                                                              41,796
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,049,096)                                                                                       2,253,702
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 15.1%
          $400,000    Bear Stearns & Company, Inc., 4.83%
                         dated 4/28/06, maturing 5/1/06
                         to be repurchased at $400,161
                         collateralized by $435,823
                         in U.S. Government Agencies
                         4.50% - 5.00%, 8/25/25 - 10/15/32
                         with a value of $408,002
                         (cost $400,000)                                                                                     400,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,449,096) - 100%                                                                          $2,653,702
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                           April 30, 2006 (unaudited)

                                                      % of Investment
Country                                     Value        Securities

Bermuda                                 $   93,381           3.5%
Brazil                                     161,644           6.1%
Canada                                      41,098           1.5%
Cayman Islands                              93,295           3.5%
China                                        7,965           0.3%
France                                      34,171           1.3%
India                                       52,985           2.0%
Japan                                       65,324           2.5%
Mexico                                      23,758           0.9%
South Korea                                 30,577           1.2%
Taiwan                                      26,986           1.0%
United Kingdom                              49,621           1.9%
United States++                          1,972,897          74.3%

Total                                   $2,653,702         100.0%

++Includes Short-Term Securities and (59.2% excluding Short-Term Securities)



Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.



*        Non-income-producing security

Janus Adviser Worldwide Fund


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.3%
Advertising Services - 1.5%
           266,823    WPP Group PLC                                                                                       $3,294,051
Agricultural Chemicals - 3.2%
            39,625    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                               3,751,695
            22,596    Syngenta A.G.*                                                                                       3,151,998
                                                                                                                           6,903,693
Apparel Manufacturers - 1.8%
           445,534    Burberry Group PLC                                                                                   3,830,725
Audio and Video Products - 1.2%
            50,200    Sony Corp.                                                                                           2,521,793
Automotive - Cars and Light Trucks - 3.6%
            58,185    BMW A.G.                                                                                             3,167,494
            24,160    Hyundai Motor Company, Ltd.                                                                          2,123,478
           201,186    Nissan Motor Company, Ltd.                                                                           2,645,022
                                                                                                                           7,935,994
Broadcast Services and Programming - 1.5%
           116,735    Liberty Global, Inc. - Class A*                                                                      2,417,581
            42,315    Liberty Global, Inc. - Class C*                                                                        845,031
                                                                                                                           3,262,612
Building - Residential and Commercial - 2.0%
            26,090    Centex Corp.                                                                                         1,450,604
            27,455    Lennar Corp.                                                                                         1,508,103
            39,680    Pulte Homes, Inc.#                                                                                   1,482,048
                                                                                                                           4,440,755
Casino Hotels - 1.0%
            27,180    Harrah's Entertainment, Inc.                                                                         2,218,975
Cellular Telecommunications - 2.5%
            14,000    Hikari Tsushin, Inc.                                                                                   865,586
         1,990,761    Vodafone Group PLC                                                                                   4,701,185
                                                                                                                           5,566,771
Chemicals - Diversified - 1.4%
            52,900    Shin-Etsu Chemical Company, Ltd.                                                                     3,056,971
Computers - 3.4%
           281,090    Dell, Inc.*                                                                                          7,364,558
Distribution/Wholesale - 3.4%
           783,500    Esprit Holdings, Ltd.                                                                                6,255,227
           538,000    Li & Fung, Ltd.                                                                                      1,276,772
                                                                                                                           7,531,999
Diversified Minerals - 1.1%
            45,645    Companhia Vale do Rio Doce (ADR)                                                                     2,351,630
Diversified Operations - 5.6%
           112,000    Hutchison Whampoa, Ltd.                                                                              1,099,300
            32,809    Louis Vuitton Moet Hennessy S.A.#                                                                    3,454,167
           288,865    Tyco International, Ltd. (U.S. Shares)                                                               7,611,593
                                                                                                                          12,165,060
E-Commerce/Products - 2.0%
           122,485    Amazon.com, Inc.*                                                                                    4,312,697
E-Commerce/Services - 6.3%
            61,935    eBay, Inc.*                                                                                          2,131,183
           242,725    Expedia, Inc.*                                                                                       4,526,821
           245,830    IAC/InterActiveCorp*                                                                                 7,097,113
                                                                                                                          13,755,117
Electronic Components - Miscellaneous - 3.5%
           223,090    Koninklijke (Royal) Philips Electronics N.V.                                                         7,697,708
Electronic Components - Semiconductors - 0.9%
             2,930    Samsung Electronics Company, Ltd.                                                                    2,000,551
Enterprise Software/Services - 0.7%
            59,475    CA, Inc.                                                                                             1,508,286
Entertainment Software - 0.5%
            80,130    Activision, Inc.*                                                                                    1,137,045
Finance - Consumer Loans - 1.9%
            34,820    Acom Company, Ltd.                                                                                   2,030,517
            35,300    Promise Company, Ltd.                                                                                2,176,314
                                                                                                                           4,206,831
Finance - Investment Bankers/Brokers - 8.5%
            71,295    Citigroup, Inc.                                                                                      3,561,185
           211,528    JP Morgan Chase & Co.                                                                                9,599,141
           169,000    Mitsubishi UFJ Securities Company, Ltd.                                                              2,662,679
            25,893    UBS A.G.#                                                                                            3,069,078
                                                                                                                          18,892,083
Finance - Mortgage Loan Banker - 1.2%
            20,010    Fannie Mae                                                                                           1,012,506
            56,121    Housing Development Finance Corporation, Ltd.                                                        1,624,447
                                                                                                                           2,636,953
Health Care Cost Containment - 0.5%
            21,900    McKesson Corp.                                                                                       1,064,121
Insurance Brokers - 4.7%
           292,360    Willis Group Holdings, Ltd.                                                                         10,276,454
Internet Security - 0.5%
            63,375    Symantec Corp.*                                                                                      1,038,083
Investment Companies - 0.2%
            19,327    RHJ International*                                                                                     480,347
Medical - Drugs - 2.1%
            32,645    Merck & Company, Inc.                                                                                1,123,641
            50,105    Pfizer, Inc.                                                                                         1,269,160
            13,682    Roche Holding A.G.#                                                                                  2,103,819
                                                                                                                           4,496,620
Medical - HMO - 1.7%
            23,920    Aetna, Inc.                                                                                            920,920
            19,010    Coventry Health Care, Inc.*                                                                            944,227
            37,840    UnitedHealth Group, Inc.                                                                             1,882,161
                                                                                                                           3,747,308
Medical - Hospitals - 0.9%
            90,340    Health Management Associates, Inc. - Class A                                                         1,870,941
Money Center Banks - 0.5%
            83,855    ICICI Bank, Ltd.*                                                                                    1,077,229
Multi-Line Insurance - 0.5%
             6,840    Allianz A.G.                                                                                         1,143,394
Multimedia - 2.2%
           172,505    Walt Disney Co.                                                                                      4,823,240
Networking Products - 2.8%
           297,035    Cisco Systems, Inc.*                                                                                 6,222,883
Oil Refining and Marketing - 1.5%
           146,586    Reliance Industries, Ltd.                                                                            3,293,778
Property and Casualty Insurance - 2.9%
               323    Millea Holdings, Inc.                                                                                6,439,292
Real Estate Management/Services - 0.8%
            76,000    Mitsubishi Estate Company, Ltd.                                                                      1,661,968
Real Estate Operating/Development - 0.5%
           363,000    Capitaland, Ltd.                                                                                     1,125,119
Reinsurance - 2.4%
             1,814    Berkshire Hathaway, Inc. - Class B*                                                                  5,354,928
Retail - Apparel and Shoe - 1.5%
            78,006    Industria de Diseno Textil S.A.                                                                      3,173,816
Schools - 0.5%
            20,945    Apollo Group, Inc. - Class A*                                                                        1,144,435
Semiconductor Equipment - 1.0%
            98,499    ASML Holding N.V.*                                                                                   2,087,686
Soap and Cleaning Preparations - 1.1%
            66,492    Reckitt Benckiser PLC                                                                                2,423,821
Telephone - Integrated - 0.9%
            81,920    Sprint Nextel Corp.                                                                                  2,031,616
Television - 5.4%
         1,235,399    British Sky Broadcasting Group PLC                                                                  11,838,546
Tobacco - 0.3%
             7,620    Altria Group, Inc.                                                                                     557,479
Transportation - Services - 1.2%
            31,325    United Parcel Service, Inc. - Class B                                                                2,539,518
Web Portals/Internet Service Providers - 1.0%
            65,370    Yahoo!, Inc.*                                                                                        2,142,829
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $177,524,458)                                                                                   210,648,309
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.6%
         7,942,291    State Street Navigator Securities Lending
                         Prime Portfolio + (cost $7,942,291)                                                               7,942,291
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.1%
$          200,000    Bear Stearns & Company, Inc., 4.83%
                         dated 4/28/06, maturing 5/1/06
                         to be repurchased at $200,081
                         collateralized by $217,911
                         in U.S. Government Agencies
                         4.50% - 5.00%, 8/25/25 - 10/15/32
                         with a value of $204,001
                         (cost $200,000)                                                                                     200,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $185,666,749) - 100%                                                                      $218,790,600
------------------------------------------------------------------------------------------------------------------------------------



                        Geographic Summary of Investments
                           April 30, 2006 (unaudited)

                                                              % of Investment
Country                                   Value                  Securities

Belgium                             $          480,347               0.2 %
Bermuda                                     25,420,046              11.6
Brazil                                       2,351,630               1.1
Canada                                       3,751,695               1.7
France                                       3,454,167               1.6
Germany                                      4,310,888               2.0
Hong Kong                                    1,099,300               0.5
India                                        5,995,454               2.7
Japan                                       24,060,142              11.0
Netherlands                                  9,785,394               4.5
Singapore                                    1,125,119               0.5
South Korea                                  4,124,029               1.9
Spain                                        3,173,816               1.5
Switzerland                                  8,324,895               3.8
United Kingdom                              26,088,328              11.9
United States++                             95,245,350              43.5

Total                               $      218,790,600              100.0%
                                    ==================         ==============

++ Includes Short-Term Securities and Other Securities (39.8% excluding Short-Term Securities and Other Securities)


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security
# Loaned security; a portion or all of the security is on loan as of April 30, 2006.
+ The security is purchased with the cash collateral received from securities on loan.

  Significant Accounting Policies
  The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for Janus Adviser Balanced Fund, Janus Adviser Contrarian Fund, Janus Adviser Core Equity Fund, Janus Adviser Flexible Bond Fund, Janus Adviser Foreign Stock Fund, Janus Adviser Forty Fund, Janus Adviser Growth and Income Fund, Janus Adviser High-Yield Fund, Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed Value Fund,
  Janus Adviser International Growth Fund, Janus Adviser Large Cap Growth
  Fund, Janus Adviser Mid Cap Growth Fund, Janus Adviser Mid Cap Value Fund, Janus Adviser Money Market Fund, Janus Adviser Orion Fund, Janus Adviser
  Small Company Value Fund, Janus Adviser Small-Mid Growth Fund and Janus Adviser Worldwide Fund (collectively the "Funds" and individually a "Fund"). The Funds are part of Janus Adviser Series (the "Trust").

  Investment Valuation
  Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Adviser Money Market Fund are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

  Repurchase Agreements
  Repurchase Agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

  Securities Lending
  Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

  The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy, if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral permitted by the Securities and Exchange Commission ("SEC").

  State Street Bank and Trust Company (the "Lending Agent") may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

  As of April 30, 2006, the following Funds had on loan securities valued as indicated:

                                                          Value at
    Fund                                               April 30, 2006
  ----------------------------------------------- ------------------------
  Janus Adviser Balanced Fund                           $8,888,167
  ----------------------------------------------- ------------------------
  Janus Adviser Flexible Bond Fund                       8,075,566
  ----------------------------------------------- ------------------------
  Janus Adviser Forty Fund                              14,807,000
  ----------------------------------------------- ------------------------
  Janus Adviser Growth and Income Fund                  13,392,859
  ----------------------------------------------- ------------------------
  Janus Adviser High-Yield Fund                            278,880
  ----------------------------------------------- ------------------------
  Janus Adviser International Growth Fund               57,413,713
  ----------------------------------------------- ------------------------
  Janus Adviser Large Cap Growth Fund                    5,991,434
  ----------------------------------------------- ------------------------
  Janus Adviser Mid Cap Growth Fund                     12,156,323
  ----------------------------------------------- ------------------------
  Janus Adviser Mid Cap Value Fund                      26,453,996
  ----------------------------------------------- ------------------------
  Janus Adviser Worldwide Fund                           7,567,163
  ----------------------------------------------- ------------------------


As of April 30, 2006, the following Funds received cash collateral for securities lending activity as indicated:

                                                     Cash Collateral at
    Fund                                               April 30, 2006
  ----------------------------------------------- ------------------------
  Janus Adviser Balanced Fund                           $9,090,113
  ----------------------------------------------- ------------------------
  Janus Adviser Flexible Bond Fund                       8,239,984
  ----------------------------------------------- ------------------------
  Janus Adviser Forty Fund                              15,143,011
  ----------------------------------------------- ------------------------
  Janus Adviser Growth and Income Fund                  13,787,312
  ----------------------------------------------- ------------------------
  Janus Adviser International Growth Fund               60,045,815
  ----------------------------------------------- ------------------------
  Janus Adviser High-Yield Fund                            284,663
  ----------------------------------------------- ------------------------
  Janus Adviser Large Cap Growth Fund                    7,175,258
  ----------------------------------------------- ------------------------
  Janus Adviser Mid Cap Growth Fund                     12,445,355
  ----------------------------------------------- ------------------------
  Janus Adviser Mid Cap Value Fund                      27,087,296
  ----------------------------------------------- ------------------------
  Janus Adviser Worldwide Fund                           7,942,291
  ----------------------------------------------- ------------------------


  As of April 30, 2006, all cash collateral received by the Funds was invested in the State Street Navigator Securities Lending Prime Portfolio.

  The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the respective securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this marked-to-market evaluation.

  During the quarter ended April 30, 2006, there were no securities lending arrangements for Janus Adviser Contrarian Fund, Janus Adviser Core Equity Fund, Janus Adviser Foreign Stock Fund, Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed Value Fund, Janus Adviser Money Market Fund, Janus Adviser Orion Fund, Janus Adviser Small-Mid Growth Fund and Janus Adviser Small Company Value Fund.

  Futures Contracts
  All Funds except Janus Adviser Money Market Fund may enter into futures contracts. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. In addition, Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund and Janus Adviser INTECH Risk-Managed Value Fund may use futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

  Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Funds' custodian.

  Mortgage Dollar Rolls
  Janus Adviser Flexible Bond Fund and Janus Adviser High-Yield Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Fund sells a mortgage-related security (such as a Government National Mortgage Association ("GNMA") security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. The Fund will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

  The Fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high grade debt obligations equal in value to the securities subject to repurchase by the Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

  Successful use of mortgage dollar rolls depends on the Fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price.

  The average value of dollar rolls outstanding during the quarter ended April 30, 2006 was $362,813 for Janus Adviser Flexible Bond Fund, which was the only Fund to participate in mortgage dollar rolls during the period. At
  April 30, 2006, Janus Adviser Flexible Bond Fund and Janus Adviser High-Yield Fund were not invested in dollar rolls.

  Securities Traded on a To-Be-Announced Basis
  Janus Adviser Flexible Bond Fund and Janus Adviser High-Yield Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA, Federal National Mortgage Association ("FNMA") and/or Federal Home Loan Mortgage Corporation ("FHLMC") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. Government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

  At April 30, 2006, Janus Adviser Flexible Bond Fund and Janus Adviser High-Yield Fund were not invested in TBA securities.

  Forward Currency Transactions
  All Funds except Janus Adviser Money Market Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

  Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted (if applicable) in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

  Bank Loans
  Janus Adviser Balanced Fund, Janus Adviser Flexible Bond Fund and Janus Adviser High-Yield Fund may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which a Fund invests generally are readjusted every 45-60 days, on average, to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR").

  A Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, a Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds utilize an independent third party to value individual bank loans on a daily basis.

  The average borrowings outstanding under bank loan arrangements and the related weighted average rate range during the quarter ended April 30, 2006 are noted in the table below.

  Fund                                      Average                Rates
                                           Borrowings
  ------------------------------------- ----------------- ----------------------
  Janus Adviser Balanced Fund              $2,987,348         6.21982%-7.34%
  ------------------------------------- ----------------- ----------------------
  Janus Adviser Flexible Bond Fund            773,564           4.92%-8.5%
  ------------------------------------- ----------------- ----------------------
  Janus Adviser High-Yield Fund               101,086         4.40188%-11.01%
  ------------------------------------- ----------------- ----------------------


  Foreign Currency Translations
  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at April 30, 2006. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities held at April 30, 2006, resulting from changes in the exchange rates and changes in market prices of securities held.

  Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

  Short Sales
  All Funds may engage in "short sales against the box." Short sales against the box involve selling either a security that the Funds own, or a security equivalent in kind and amount to the security sold short that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

  All Funds except Janus Adviser Flexible Bond Fund, Janus Adviser High-Yield Fund and Janus Adviser Money Market Fund may also engage in "naked" short sales. Naked short sales involve a Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale. Short sales held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable).

  Additional Investment Risk
  All Funds except Janus Adviser Money Market Fund may invest in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

  A Fund may have significant exposure to foreign markets, including emerging markets. As a result, the returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

  Options Contracts
  All Funds except Janus Adviser Money Market Fund may purchase or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized, and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings. Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund and Janus Adviser INTECH Risk-Managed Value Fund may use options contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

  When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

  When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

  The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss that the Funds may recognize due to written call options.

  Holdings designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

  Options Contracts Written
  Written option activity for the quarter ended          Janus Adviser
  April 30, 2006 was as follows:                        Contrarian Fund
                                                     Number of    Premiums
  Call Options                                       Contracts    Received
  ---------------------------------------------------------------------------
  Options outstanding, beginning of period                --      $   --
  Options written during period                              8       1,389
  Options expired during period                             (3)       (567)
  Options closed during period                            --          --
  Options exercised during period                         --          --
  ---------------------------------------------------------------------------
  Options outstanding, end of period                         5    $    822


                                                     Number of    Premiums
  Put Options                                        Contracts    Received
  ---------------------------------------------------------------------------
  Options outstanding, beginning of period                --      $   --
  Options written during period                              8         865
  Options expired during period                             (3)       (296)
  Options closed during period                            --          --
  Options exercised during period                         --          --
  ---------------------------------------------------------------------------
  Options outstanding, end of period                         5    $    569


  Interfund Lending
  Pursuant to an exemptive order received from the SEC, each of the Funds may be party to an interfund lending agreement between the Fund and other Janus Capital sponsored mutual funds, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured. During the quarter ended April 30, 2006, there were no outstanding borrowing or lending arrangements for the Funds.

  Money Market Investing
  The Funds may invest in money market funds, including funds managed by Janus Capital. During the quarter ended April 30, 2006, the following Funds had the following affiliated purchases and sales:

Janus Institutional Cash Reserves Fund                                               Dividend           Value
                                                Purchases            Sales             Paid          at 4/30/06
------------------------------------------ -------------------- ---------------- ----------------- ----------------
Janus Adviser Forty Fund                    $     65,000,000    $       --       $     38,227       $65,000,000
------------------------------------------ -------------------- ---------------- ----------------- ----------------

  Federal Income Tax
  Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

  As of April 30, 2006, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

  ------------------------------------------------------------------------------------------------------------------
                Fund                             Federal Tax       Unrealized        Unrealized           Net
                                                    Cost          Appreciation     (Depreciation)    Appreciation/
                                                                                                     (Depreciation)
  -------------------------------------------- ---------------- ----------------- ----------------- -----------------
  Janus Adviser Balanced Fund                    $  476,022,347   $  101,352,168   $   (7,321,383)   $   94,030,785
  -------------------------------------------- -------------------------------------------------- -----------------
  Janus Adviser Contrarian Fund                       4,365,533          324,923          (80,130)          244,793
  -------------------------------------------- -------------------------------------------------- -----------------
  Janus Adviser Core Equity Fund                     55,111,497       13,066,242         (839,357)       12,226,885
  -------------------------------------------- -------------------------------------------------- -----------------
  Janus Adviser Flexible Bond Fund                   56,809,348           88,944       (1,344,291)       (1,255,347)
  -------------------------------------------- -------------------------------------------------- -----------------
  Janus Adviser Foreign Stock Fund                    2,242,119        1,216,697          (25,880)        1,190,817
  -------------------------------------------- -------------------------------------------------- -----------------
  Janus Adviser Forty Fund                        1,338,529,395      428,837,258      (17,881,539)      410,955,719
  -------------------------------------------- -------------------------------------------------- -----------------
  Janus Adviser Growth and Income Fund              243,670,832       70,149,737       (5,492,535)       64,657,202
  -------------------------------------------- -------------------------------------------------- -----------------
  Janus Adviser High-Yield Fund                       2,932,378           33,169          (31,905)            1,264
  -------------------------------------------- -------------------------------------------------- -----------------
  Janus Adviser INTECH Risk-Managed                  73,615,091        5,159,785       (1,863,189)        3,296,596
  Core Fund
  -------------------------------------------- -------------------------------------------------- -----------------
  Janus Adviser INTECH Risk-Managed                 267,625,226       16,950,195       (7,669,947)        9,280,248
  Growth Fund
  -------------------------------------------- -------------------------------------------------- -----------------
  Janus Adviser INTECH Risk-Managed                  15,525,954          947,290         (249,179)          698,111
  Value Fund
  -------------------------------------------- -------------------------------------------------- -----------------
  Janus Adviser International Growth Fund           498,325,030      207,468,228       (5,257,594)      202,210,634
  -------------------------------------------- -------------------------------------------------- -----------------
  Janus Adviser Large Cap Growth Fund               153,880,929       39,062,319       (2,048,439)       37,013,880
  -------------------------------------------- -------------------------------------------------- -----------------
  Janus Adviser Mid Cap Growth Fund                  85,677,579       38,787,627       (1,423,901)       37,363,726
  -------------------------------------------- -------------------------------------------------- -----------------
  Janus Adviser Mid Cap Value Fund                  292,766,435       20,942,689       (5,032,372)       15,910,317
  -------------------------------------------- -------------------------------------------------- -----------------
  Janus Adviser Money Market Fund                     8,160,186               --               --                --
  -------------------------------------------- -------------------------------------------------- -----------------
  Janus Adviser Orion Fund                            1,142,455          233,324          (24,156)          209,168
  -------------------------------------------- -------------------------------------------------- -----------------
  Janus Adviser Small Company Value Fund             21,330,576        8,559,234         (280,718)        8,278,516
  -------------------------------------------- -------------------------------------------------- -----------------
  Janus Adviser Small-Mid Growth Fund                 2,450,241          254,882          (51,421)          203,461
  -------------------------------------------- -------------------------------------------------- -----------------
  Janus Adviser Worldwide Fund                      187,849,965       36,073,232       (5,132,597)       30,940,635
  -------------------------------------------- -------------------------------------------------- -----------------


  When-issued Securities
  The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price. As of April 30, 2006, there were no Funds invested in when-issued securities.

  Initial Public Offerings
  All Funds except Janus Adviser Money Market Fund may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Funds may not experience similar performance as their assets grow.

  Equity-Linked Structured Notes
  The Funds may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option which is recognized as income. Equity-linked structured notes are typically offered in limited transactions to financial institutions by investment banks, examples of which include performance equity-linked redemption quarterly pay securities ("PERQS"), yield-enhanced securities ("YES"), and yield-enhanced equity-linked debt securities ("YEELDS"). There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors.

  Restricted Security Transactions
  Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Adviser Series

By:     _/s/ Kelley Abbott Howes_________
        Kelley Abbott Howes,
        President and Chief Executive Officer of Janus Adviser Series (Principal Executive Officer)

Date: June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Kelley Abbott Howes_________
        Kelley Abbott Howes,
        President and Chief Executive Officer of Janus Adviser Series (Principal Executive Officer)

Date: June 29, 2006

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Adviser Series
        (Principal Accounting Officer and Principal Financial Officer)

Date: June 29, 2006